              As filed with the Securities and Exchange Commission.
                                                        '33 Act File No. 2-75059
                                                       '40 Act File No. 811-3330
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                       Post-Effective Amendment No. 27 [x]


                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                              Amendment No. 28 [x]


                         NATIONWIDE VARIABLE ACCOUNT-II
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

 GORDON E. MCCUTCHAN, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
                     (Name and Address of Agent for Service)

       This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, the Statement of Additional Information and the Financial Statements.

       It is proposed that this filing will become effective (check appropriate space):

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485


/X/    on December 23, 1996 pursuant to paragraph (b) of Rule 485


/ /    60 days after filing pursuant to paragraph (a) of Rule 485

/ /    on (date) pursuant to paragraph (a) of Rule 485

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

       The Registrant has registered an indefinite number of securities by a prior registration statement in accordance with Rule 24f-2 under the Investment Company Act of 1940. Pursuant to Paragraph (a)(3) thereof, a non-refundable fee in the amount of $500 has been paid to the Commission. Registrant filed its Rule 24f-2 Notice for the fiscal year ended December 31, 1995, on February 15, 1996.

================================================================================


                                    1 of 131

                         NATIONWIDE VARIABLE ACCOUNT-II
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM                                                                                                  PAGE
Part A     INFORMATION REQUIRED IN A PROSPECTUS
    Item    1. Cover page................................................................................    7
    Item    2. Definitions...............................................................................    9
    Item    3. Synopsis or Highlights....................................................................   16
    Item    4. Condensed Financial Information...........................................................   17
    Item    5. General Description of Registrant, Depositor, and Portfolio Companies.....................   26
    Item    6. Deductions and Expenses...................................................................   27
    Item    7. General Description of Variable Annuity Contracts.........................................   30
    Item    8. Annuity Period............................................................................   34
    Item    9. Death Benefit and Distributions...........................................................   35
    Item   10.  Purchases and Contract Value.............................................................   39
    Item   11.  Redemptions..............................................................................   41
    Item   12.  Taxes....................................................................................   42
    Item   13.  Legal Proceedings........................................................................   49
    Item   14.  Table of Contents of the Statement of Additional Information.............................   49

Part B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
    Item   15.  Cover Page...............................................................................   58
    Item   16.  Table of Contents........................................................................   58
    Item   17.  General Information and History..........................................................   58
    Item   18.  Services.................................................................................   58
    Item   19.  Purchase of Securities Being Offered.....................................................   58
    Item   20.  Underwriters.............................................................................   59
    Item   21.  Calculation of Performance Information...................................................   59
    Item   22.  Annuity Payments.........................................................................   63
    Item   23.  Financial Statements.....................................................................   64

Part C     OTHER INFORMATION
    Item   24.  Financial Statements and Exhibits........................................................  114
    Item   25.  Directors and Officers of the Depositor..................................................  116
    Item   26.  Persons Controlled by or Under Common Control with the Depositor or Registrant...........  118
    Item   27.  Number of Contract Owners................................................................  127
    Item   28.  Indemnification..........................................................................  127
    Item   29.  Principal Underwriter....................................................................  127
    Item   30.  Location of Accounts and Records.........................................................  129
    Item   31.  Management Services......................................................................  129
    Item   32.  Undertakings.............................................................................  129


                                    2 of 131

                      SUPPLEMENT DATED DECEMBER 23, 1996 TO
                        PROSPECTUS DATED MAY 1, 1996 FOR

                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                        NATIONWIDE VARIABLE ACCOUNT - II

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

1. Effective December 23, 1996, the underlying Mutual Fund Options located on page 1 of the Prospectus are hereby amended to include the following underlying Mutual Funds:

                        DREYFUS VARIABLE INVESTMENT FUND
                           Growth & Income Portfolio*

    TCI PORTFOLIOS, INC. AN AFFILIATE OF TWENTIETH CENTURY COMPANIES, INC.***
                                    TCI Value

      VAN ECK WORLDWIDE INSURANCE TRUST (FORMERLY VAN ECK INVESTMENT TRUST)
                         Worldwide Emerging Markets Fund

                              WARBURG PINCUS TRUST
                         Post-Venture Capital Portfolio

  *The Growth and Income Portfolio may invest in lower quality debt securities commonly referred to as junk bonds

2. THE UNDERLYING MUTUAL FUND ANNUAL EXPENSES table located on page 7 of the Prospectus is hereby amended to include the following information:

                                                             ---------------------------------
                                                             Management    Other       Total
                                                                Fees      Expenses    Expenses
----------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund- Growth & Income               0.75%       0.20%       0.95%
Portfolio
----------------------------------------------------------------------------------------------
TCI Portfolios, Inc. - TCI Value                                1.00%       0.00%       1.00%
----------------------------------------------------------------------------------------------
Van Eck Worldwide  Insurance  Trust - Worldwide  Emerging       1.00%       0.00%       1.00%
Markets Fund
----------------------------------------------------------------------------------------------
Warburg Pincus Trust - Post-Venture Capital Portfolio**         0.65%       0.75%       1.40%
----------------------------------------------------------------------------------------------

       **Absent the waiver of fees by the Portfolio's investment adviser and co-administrator, Managment Fees for the Portfolio would equal 1.25%; other Expenses would equal .81%; and Total Portfolio Operating Expenses would equal 2.06%. Other Expenses for the Portfolio are based on annualized estimates of expenses for the fiscal year ending December 31, 1996, net of any fee waivers or expense reimbursements. The investment adviser has undertaken to limit the Portfolio's Total Portfolio Operating Expenses through December 31,1996.

       ***Effective January 1, 1997, Twentieth Century Companies, Inc. will change its name to American Century Companies, Inc.


                                    3 of 131

3. The EXAMPLE located on pages 8 and 9 of the Prospectus is hereby amended to include the following information:

                          --------------------------------------------------------------------------------------------------------
                          If you surrender your Contract     If you do not surrender your       If you annuitize your Contract
                          at the end of the applicable       Contract at the time of the        at the end of the applicable
                          time period                        applicable time period             time period
                          --------------------------------------------------------------------------------------------------------
                          1 Yr.   3 Yrs.   5 Yrs.   10 Yrs.  1 Yr.   3 Yrs.   5 Yrs.   10 Yrs.  1 Yr.    3 Yrs.  5 Yrs.   10 Yrs.
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF-Growth &      94      120      156      275      24      75       129      275      *        75      129      275
Income Portfolio
----------------------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc. -    95      122      158      280      25      77       131      280      *        77      131      280
TCI Value
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide         95      122      158      280      25      77       131      280      *        77      131      280
Insurance Trust -
Worldwide Emerging
Markets Fund
----------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust -    99      134      179      321      29      89       152      321      *        89      152      321
Post-Venture Capital
Portfolio
----------------------------------------------------------------------------------------------------------------------------------

       * The Contracts sold under this Prospectus do not permit annuitizations during the first two Contract Years.

4. "Appendix B" of the Prospectus is also amended to include the following information regarding the underlying Mutual Funds:

       DREYFUS VARIABLE INVESTMENT FUND

              Dreyfus Variable Investment Fund (the "Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29,1986 and commenced operations August 31, 1990. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

       GROWTH AND INCOME PORTFOLIO

       Investment Objective: To provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities, debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" and Risks-Lower Rated Securities" in the Portfolio's prospectuses.


                                    4 of 131

TCI PORTFOLIOS, INC., MEMBER OF THE TWENTIETH CENTURY FAMILY OF MUTUAL FUNDS

         TCI Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. A member of the Twentieth Century Family of Mutual Funds, which is changing its name to American CenturySM Investments, effective January 1, 1997. TCI Portfolios, Inc. is managed by Investors Research Corporation, which is changing its name to American Century Investment Management, Inc., effective January 1, 1997.

- TCI VALUE

Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase.

VAN ECK WORLDWIDE INSURANCE TRUST (FORMERLY VAN ECK INVESTMENT TRUST)

         Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a "Business Trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Trust shares are offered only to separate accounts of various insurance companies to fund the benefits of variable insurance and annuity policies. The investment advisor and manager is Van Eck Associates Corporation.

- WORLDWIDE EMERGING MARKETS FUND

Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund specifically emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth. Peregrine Asset Management (Hong Kong) Limited serves as sub-investment adviser to this Fund.

WARBURG PINCUS TRUST

         The Warburg Pincus Trust ("Trust") is an open-end management investment company organized in March 1995 as a business trust under the laws of the Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Trust portfolios are managed by Warburg, Pincus Counsellors, Inc. ("Counsellors")


                                    5 of 131

         - POST-VENTURE CAPITAL PORTFOLIO

         Investment Objective: The Portfolio seeks long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either (a) during the early stages of the company's existence or the early stages of the development of a new product or service or (b) as part of a restructuring or recapitalization of the company. The Portfolio may invest up to 10% of its assets in venture capital and other investment funds.

5. The section entitled "TRANSFERS" located on page 24 of the Prospectus is hereby amended by adding the following information as the fourth and fifth paragraphs:

         Contracts described in this prospectus may in some cases be sold to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, such firms or individuals obtain authorization from multiple Contract Owners to make transfers and exchanges among the Sub-Accounts (the underlying Mutual Funds) on the basis of perceived market trends. Because of the unusually large transfers of funds associated with some of these transactions, the ability of the Company or underlying Mutual Funds to process such transactions may be compromised, and the execution of such transactions may possibly disadvantage or work to the detriment of other Contract Owners not utilizing market timing services.

         Accordingly, the right to exchange Contract Values among the Sub-Accounts may be subject to modification if such rights are exercised by a market timing firm or any other third party authorized to initiate transfer or exchange transactions on behalf of multiple Contract Owners. THE RIGHTS OF INDIVIDUAL CONTRACT OWNERS TO EXCHANGE CONTRACT VALUES, WHEN INSTRUCTIONS ARE SUBMITTED DIRECTLY BY THE CONTRACT OWNER, OR BY THE CONTRACT OWNER'S REPRESENTATIVE OF RECORD AS AUTHORIZED BY THE EXECUTION OF A VALID NATIONWIDE LIMITED POWER OF ATTORNEY FORM, WILL NOT BE MODIFIED IN ANY WAY. In modifying such rights, the Company may, among other things, not accept (1) the transfer or exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the transfer or exchange instructions of individual contract owners who have executed pre-authorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. The Company will not impose any such restrictions or otherwise modify exchange rights unless such action is reasonably intended to prevent the use of such rights in a manner that will disadvantage or potentially impair the contract rights of other Contract Owners.

6. Effective October 17, 1996, Nationwide Financial Services, Inc. has changed its name to Nationwide Advisory Services, Inc. Accordingly, any and all references to Nationwide Financial Services, Inc. in this Prospectus are hereby amended to reflect this name change.


                                    6 of 131

                        NATIONWIDE LIFE INSURANCE COMPANY
                                   Home Office
                                 P.O. Box 16609
                    Columbus, Ohio 43216-6609, 1-800-848-6331
                               TDD 1-800-238-3035
                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS
                  ISSUED BY THE NATIONWIDE VARIABLE ACCOUNT-II
                      OF NATIONWIDE LIFE INSURANCE COMPANY

       The Individual Deferred Variable Annuity Contracts described in this prospectus are flexible Purchase Payment contracts (collectively referred to as the "Contracts"). Reference throughout the prospectus to such Contracts shall also mean Certificates issued under Group Flexible Fund Retirement Contracts. For such Group Contracts, references to "Owner" shall mean the "Participant" unless the Plan otherwise permits or requires the Owner to exercise contractual rights under the authority of the Plan terms. The Contracts are sold to individuals for use in retirement plans which may qualify for special federal tax treatment under the Internal Revenue Code (the "Code"). Annuity payments under the Contracts are deferred until a selected later date.

       Purchase Payments are allocated to the Nationwide Variable Account-II ("Variable Account"), a separate account of Nationwide Life Insurance Company (the "Company"). The Variable Account is divided into Sub-Accounts, each of which invests in shares of one of the underlying Mutual Funds described below:

                           AVAILABLE FOR ALL CONTRACTS

                                     DREYFUS
     Dreyfus Stock Index Fund      The Dreyfus Socially Responsible Growth Fund

                    FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Equity-Income Portfolio       Growth Portfolio         High Income Portfolio*        Overseas Portfolio

                  FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
          Asset Manager Portfolio                 Contrafund Portfolio

                        NATIONWIDE SEPARATE ACCOUNT TRUST
Capital Appreciation          Fund Government Bond Fund        Money Market Fund
               Small Company Fund                 Total Return Fund

 NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST (FORMERLY "ADVISERS MANAGEMENT TRUST")
     Growth Portfolio    Limited Maturity Bond Portfolio      Partners Portfolio

                       OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer Bond Fund                        Oppenheimer Global Securities Fund
                      Oppenheimer Multiple Strategies Fund

                          STRONG SPECIAL FUND II, INC.

                      STRONG VARIABLE INSURANCE FUNDS, INC.
 Strong Discovery Fund II, Inc.                    International Stock Fund II

     TCI PORTFOLIOS, INC., AN AFFILIATE OF TWENTIETH CENTURY COMPANIES, INC.
     TCI Balanced               TCI Growth             TCI International

      VAN ECK WORLDWIDE INSURANCE TRUST (FORMERLY VAN ECK INVESTMENT TRUST) Worldwide Bond Fund (Formerly Global Bond Fund) Gold and Natural Resources Fund

                VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST
                           Real Estate Securities Fund

                              WARBURG PINCUS TRUST
     International Equity Portfolio      Small Company Growth Portfolio

* The High Income Portfolio may invest in lower quality debt securities commonly referred to as junk bonds.

                           AVAILABLE FOR ALL CONTRACTS
          ISSUED ON OR AFTER MAY 1, 1987 AND BEFORE SEPTEMBER 1, 1989

                       AMERICAN VARIABLE INSURANCE SERIES
Growth Fund    High-Yield Bond Fund    U.S. Government/AAA-Rated Securities Fund

                                    7 of 131

       This prospectus provides you with the basic information you should know about the Individual Deferred Variable Annuity Contracts issued by the Nationwide Variable Account-II before investing. You should read it and keep it for future reference. A Statement of Additional Information dated May 1, 1996, containing further information about the Contracts and the Nationwide Variable Account-II has been filed with the Securities and Exchange Commission. You can obtain a copy without charge from Nationwide Life Insurance Company by calling the number listed above, or writing P.O. Box 16609, Columbus, Ohio 43216-6609.

INVESTMENTS IN THESE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, AND ARE NOT GUARANTEED OR ENDORSED BY, THE ADVISER OF ANY OF THE UNDERLYING MUTUAL FUNDS IDENTIFIED ABOVE, THE U.S. GOVERNMENT, OR ANY BANK OR BANK AFFILIATE. INVESTMENTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ANY INVESTMENT IN THE CONTRACT INVOLVES CERTAIN INVESTMENT RISK WHICH MAY INCLUDE THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 1996, IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 43 OF THE PROSPECTUS.

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1996.

                                    8 of 131

                            GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.

ANNUITANT- The person actually receiving annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 78 or younger at the time of Contract issuance. The Annuitant may be changed prior to the Annuitization Date with the consent of the Company.

ANNUITIZATION- The period during which annuity payments are actually received.

ANNUITIZATION DATE- The date on which annuity payments actually commence.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to commence. The Annuity Commencement Date is shown on the Data Page of the Contract, and is subject to change by the Owner.

ANNUITY PAYMENT OPTION- The chosen form of annuity payments. Several options are available under the Contract.

ANNUITY UNIT- An accounting unit of measure used to calculate the value of Variable Annuity payments.

BENEFICIARY- The Beneficiary is the person designated to receive certain benefits under the Contract upon the death of the Designated Annuitant prior to the Annuitization Date. The Beneficiary can be changed by the Contract Owner as set forth in the Contract.

CODE- The Internal Revenue Code of 1986, as amended.

COMPANY- Nationwide Life Insurance Company.

CONTINGENT BENEFICIARY- The Contingent Beneficiary is the person designated to be the Beneficiary if the named Beneficiary is not living at the time of the death of the Designated Annuitant.

CONTINGENT DESIGNATED ANNUITANT- The Contingent Designated Annuitant may be the recipient of certain rights or benefits under this Contract when the Designated Annuitant dies before the Annuitization Date. If a Contingent Designated Annuitant is named on the application, all provisions of the Contract which are based on the death of the Designated Annuitant will be based on the death of the last survivor of the Designated Annuitant and the Contingent Designated Annuitant. A Contingent Designated Annuitant may not be named for Contracts issued as Qualified Contracts, Individual Retirement Annuities, or Tax Sheltered Annuities.

CONTINGENT OWNER- A Contingent Owner succeeds to the rights of the Contract Owner upon the Contract Owner's death before Annuitization. For Contracts issued in the State of New York, references throughout this prospectus to "Contingent Owner" shall mean "Owner's Beneficiary." A Contingent Owner may not be named for Contracts issued as Qualified Contracts, Individual Retirement Annuities, or Tax Sheltered Annuities.

CONTRACT- The Individual Deferred Variable Annuity Contract described in this prospectus.

CONTRACT ANNIVERSARY- An anniversary of the Date of Issue of the Contract.

CONTRACT OWNER (OWNER)- The Contract Owner is the person who possesses all rights under the Contract, including the right to designate and change any designations of the Owner, Contingent Owner, Designated Annuitant, Contingent Designated Annuitant, Beneficiary, Contingent Beneficiary, Annuity Payment Option, and the Annuity Commencement Date. The Contract Owner is the person named as Owner in the application, unless changed.

CONTRACT VALUE- The sum of the value of all Variable Account Accumulation Units attributable to the Contract plus any amount held under the Contract in the Fixed Account.

CONTRACT YEAR- Each year the Contract remains in force commencing with the Date of Issue.

DATE OF ISSUE- The date shown as the Date of Issue on the Data Page of the Contract.

DEATH BENEFIT- The benefit payable upon the death of the Designated Annuitant (or the Contingent Designated Annuitant, if applicable). This benefit does not apply upon the death of the Contract Owner when the Owner and Designated Annuitant are not the same person. If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be as specified in the Annuity Payment Option elected.

                                    9 of 131

DESIGNATED ANNUITANT- The person designated prior to the Annuitization Date to receive annuity payments. No change of Designated Annuitant may be made without the prior consent of the Company.

DISTRIBUTION- Any payment of part or all of the Contract Value

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- The Fixed Account is made up of all assets of the Company other than those in the Variable Account or any other segregated asset account of the Company.

FIXED ANNUITY- An annuity providing for payments which are guaranteed by the Company as to dollar amount during Annuitization.

HOME OFFICE- The main office of the Company located in Columbus, Ohio.

INDIVIDUAL RETIREMENT ANNUITY (IRA)- An annuity which qualifies for favorable tax treatment under Section 408 of the Code.

INTEREST RATE GUARANTEE PERIOD- An Interest Rate Guarantee Period is the interval of time during which an interest rate credited to the Fixed Account under the Contract is guaranteed to remain the same. For new Purchase Payments allocated to the Fixed Account or transfers from the Variable Account, this period begins upon the date of deposit or transfer and ends at the end of the calendar quarter at least one year (but not more than 15 months) from deposit or transfer. At the end of an Interest Rate Guarantee Period, a new interest rate is declared with an Interest Rate Guarantee Period starting at the end of the prior period and ending at the end of the calendar quarter one year later.

MUTUAL FUND (FUND)- A registered management investment company in which the assets of the Sub-Accounts of the Variable Account will be invested.

NON-QUALIFIED CONTRACT- A Contract which does not qualify for favorable tax treatment under Sections 401 and 403(a) (Qualified Plans), 408 (IRAs) or 403(b) (Tax Sheltered Annuities) of the Code.

PLAN PARTICIPANT-The Plan Participant is the person for whom contributions are being made to a Qualified Contract or Tax Sheltered Annuity either through employer contributions or employee salary reduction contributions.

PURCHASE PAYMENTS- A deposit of new value into the Contract. The term "Purchase Payment" does not include transfers between the Variable Account and Fixed Account, or among the Sub-Accounts.

QUALIFIED CONTRACTS- A Contract which receives favorable tax treatment under the provisions of the Code, including those described in Section 401 and 403(a).

SUB-ACCOUNTS- Separate and distinct divisions of the Variable Account, to which specific underlying Mutual Fund shares are allocated and for which Accumulation Units and Annuity Units are separately maintained.

TAX SHELTERED ANNUITY- An annuity which qualifies for favorable tax treatment under Section 403(b) of the Code.

VALUATION DATE- Each day the New York Stock Exchange and the Company's Home Office are open for business or any other day during which there is a sufficient degree of trading of underlying Mutual Fund shares held by the Variable Account, such that the current value of Variable Account Accumulation Units might be materially affected.

VALUATION PERIOD- The period of time commencing at the close of business of the New York Stock Exchange and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ACCOUNT- The Nationwide Variable Account-II, a separate investment account of the Company into which Variable Account Purchase Payments are allocated. The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying Mutual Fund.

VARIABLE ANNUITY- An annuity providing for payments which vary in amount with the investment experience of the Variable Account.

                                   10 of 131

                                TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS....................................................................................   3
SUMMARY OF CONTRACT EXPENSES.................................................................................   6
UNDERLYING MUTUAL FUND ANNUAL EXPENSES.......................................................................   7
SYNOPSIS.....................................................................................................  10
CONDENSED FINANCIAL INFORMATION..............................................................................  11
NATIONWIDE LIFE INSURANCE COMPANY............................................................................  20
THE VARIABLE ACCOUNT.........................................................................................  20
         Underlying Mutual Fund Options......................................................................  20
         Voting Rights.......................................................................................  20
VARIABLE ACCOUNT CHARGES, PURCHASE PAYMENTS, AND OTHER DEDUCTIONS............................................  21
         Mortality Risk Charge...............................................................................  21
         Expense Risk Charge.................................................................................  21
         Contingent Deferred Sales Charge....................................................................  21
         Elimination of Contingent Deferred Sales Charge.....................................................  22
         Contract Maintenance Charge and Administration Charge...............................................  23
         Premium Taxes.......................................................................................  24
         Expenses of Variable Account........................................................................  24
         Investments of the Variable Account.................................................................  24
         Right to Revoke.....................................................................................  24
         Transfers...........................................................................................  24
         Assignment..........................................................................................  25
         Loan Privilege......................................................................................  25
         Ownership Provisions................................................................................  26
         Contingent Owner and Beneficiary Provisions.........................................................  27
         Substitution of Securities..........................................................................  27
         Contract Owner Inquiries............................................................................  28
ANNUITY PAYMENT PERIOD-VARIABLE ACCOUNT......................................................................  28
         Value of an Annuity Unit............................................................................  28
         Assumed Investment Rate.............................................................................  28
         Frequency and Amount of Annuity Payments............................................................  28
         Annuity Commencement Date...........................................................................  28
         Change in Annuity Commencement Date.................................................................  28
         Change in Form of Annuity...........................................................................  29
         Annuity Payment Options.............................................................................  29
         Death of Contract Owner.............................................................................  29
         Death of Designated Annuitant Prior to the Annuitization Date.......................................  30
         Death Benefit After the Annuitization Date..........................................................  30
         Required Distribution for Qualified Plans or Tax Sheltered Annuities................................  30
         Required Distributions for Individual Retirement Annuities..........................................  31
         Generation-Skipping Transfers.......................................................................  32
GENERAL INFORMATION..........................................................................................  32
         Contract Owner Services.............................................................................  32
         Statements and Reports..............................................................................  33
         Allocation of Purchase Payments and Contract Value..................................................  33
         Value of a Variable Account Accumulation Unit.......................................................  34
         Net Investment Factor...............................................................................  34
         Valuation of Assets.................................................................................  35
         Determining the Contract Value......................................................................  35
         Surrender (Redemption)..............................................................................  35
         Surrenders Under a Qualified Plan or Tax Sheltered Annuity Contract.................................  36
         Taxes...............................................................................................  36
         Non-Qualified Contracts.............................................................................  37
         Diversification.....................................................................................  38
         Charge for Tax Provisions...........................................................................  38
         Qualified Plans, Individual Retirement Annuities, Individual Retirement Accounts and
         Tax Sheltered Annuities.............................................................................  38
         Advertising.........................................................................................  39
LEGAL PROCEEDINGS............................................................................................  43
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.....................................................  43
APPENDIX A...................................................................................................  44
APPENDIX B...................................................................................................  46

                                   11 of 131

                          SUMMARY OF CONTRACT EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES

       Maximum Contingent Deferred Sales Charge (1).....................      7%

--------------------------------------------------------------------------------
               RANGE OF CONTINGENT DEFERRED SALES CHARGE OVER TIME

             Number of Completed Years from    Contingent Deferred Sales Load
                Date of Purchase Payment                Percentage
                            0                               7%
                            1                               6%
                            2                               5%
                            3                               4%
                            4                               3%
                            5                               2%
                            6                               1%
                            7                               0%
--------------------------------------------------------------------------------

MAXIMUM ANNUAL CONTRACT MAINTENANCE CHARGE (2)..........................     $30

VARIABLE ACCOUNT ANNUAL EXPENSES

       Mortality and Expense Risk Charges...............................   1.25%
       Administration Charge............................................   0.05%
         Total Variable Account Annual Expenses.........................   1.30%

(1) Starting with the second year after a Purchase Payment has been made, 10% of that Purchase Payment may be withdrawn without imposition of a Contingent Deferred Sales Charge. This free withdrawal privilege is non-cumulative and must be used in the year available. Under current Company administrative practice the Contingent Deferred Sales Charge is waived for: (1) first year withdrawals of up to 10% of each Purchase Payment under Individual Retirement Annuity Contracts (IRAs as defined under Section 408 of the Code) issued on or after March 1, 1993, or (2) for Distributions required for the Contract to meet minimum Distribution rules under the Code. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax Sheltered Annuity Plan or other Qualified Plan. The Contingent Deferred Sales Charge is imposed only against Purchase Payments (see "Contingent Deferred Sales Charge").

(2) The annual Contract Maintenance Charge is deducted on each Contract Anniversary and on the date of surrender in any year in which the entire Contract Value is surrendered (see "Contract Maintenance Charge and Administration Charge").

                                   12 of 131

                   UNDERLYING MUTUAL FUND ANNUAL EXPENSES(3)
             (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS)

-----------------------------------------------------------------------------------------------------------
                                                             Management                       Total Mutual
                                                               Fees         Other Expenses   Fund Expenses
-----------------------------------------------------------------------------------------------------------
AVIS-Growth Fund                                               0.44%            0.03%            0.47%
-----------------------------------------------------------------------------------------------------------
AVIS- High-Yield Bond Fund                                     0.51%            0.03%            0.54%
-----------------------------------------------------------------------------------------------------------
AVIS- U.S. Government/AAA Rated Securities                     0.51%            0.03%            0.54%
-----------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                                       0.27%            0.12%            0.39%
-----------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund                   0.69%            0.58%            1.27%
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Equity-Income Portfolio                      0.51%            0.10%            0.61%
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Growth Portfolio                             0.61%            0.09%            0.70%
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Fund -High Income Portfolio                       0.60%            0.11%            0.71%
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Fund -Overseas Portfolio                          0.76%            0.15%            0.91%
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-Asset Manager Portfolio                   0.71%            0.08%            0.79%
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-Contrafund Portfolio                      0.61%            0.11%            0.72%
-----------------------------------------------------------------------------------------------------------
NSAT-Capital Appreciation Fund                                 0.50%            0.04%            0.54%
-----------------------------------------------------------------------------------------------------------
NSAT-Government Bond Fund                                      0.50%            0.01%            0.51%
-----------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund                                         0.50%            0.02%            0.52%
-----------------------------------------------------------------------------------------------------------
NSAT -Small Company Fund                                       1.00%            0.25%            1.25%
-----------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund                                         0.50%            0.01%            0.51%
-----------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers                                    0.84%            0.10%            0.94%
Management Trust-Growth Portfolio
-----------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers                                    0.65%            0.10%            0.75%
Management Trust-Limited Maturity Bond Portfolio
-----------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers                                    0.85%            0.30%            1.15%
Management Trust-Partners Portfolio
-----------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds-Bond Fund                   0.75%            0.05%            0.80%
-----------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds-Global                      0.74%            0.15%            0.89%
Securities Fund
-----------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds-Multiple                    0.74%            0.03%            0.77%
Strategies Fund
-----------------------------------------------------------------------------------------------------------
Strong Special Fund II, Inc.                                   1.00%            0.20%            1.20%
-----------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc.-Discovery                1.00%            0.31%            1.31%
Fund II, Inc.
-----------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc.-International            1.00%            0.97%            1.97%
Stock Fund II
-----------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-TCI Balanced                              1.00%            0.00%            1.00%
-----------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-TCI Growth                                1.00%            0.00%            1.00%
-----------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-TCI International                         1.50%            0.00%            1.50%
-----------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust-Gold and                     0.79%            0.15%            0.94%
Natural Resources Fund
-----------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust-Worldwide                    0.80%            0.16%            0.96%
Bond Fund
-----------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life Investment                    1.00%            1.90%            2.90%
Trust-Real Estate Securities Fund
-----------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-International Equity Portfolio            1.00%            0.44%            1.44%
-----------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Small Company Growth                      0.90%            0.35%            1.25%
Portfolio
-----------------------------------------------------------------------------------------------------------

(3) The Mutual Fund expenses shown above are assessed at the underlying Mutual Fund level and are not direct charges against Variable Account assets or reductions from Contract Values. These underlying Mutual Fund expenses are taken into consideration in computing each underlying Mutual Fund's net asset value, which is the share price used to calculate the unit values of the Variable Account. The management fees and other expenses, some of which are subject to fee waivers or expense reimbursements are more fully described in the prospectus for each individual underlying Mutual Fund. The information relating to the underlying Mutual Fund expenses was provided by the underlying Mutual Fund and was not independently verified by the Company.

                                   13 of 131

                                     EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 investment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below. The expense amounts presented are derived from a formula which allows the $30 Contract Maintenance Charge to be expressed as a percentage of the average Contract account size for existing Contracts. Since the average Contract account size for Contracts issued under this prospectus is greater than $1000, the expense effect of the Contract Maintenance Charge is reduced accordingly.

------------------------------------------------------------------------------------------------------------------------------
                            If you surrender your         If you do not surrender          If you annuitize your Contract
                                   Contract               your Contract at the end         at the end of the applicable
                         at the end of the applicable      of the applicable time                    time period
                                 time period                      period
------------------------------------------------------------------------------------------------------------------------------
                        1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.   1 Yr.  3 Yrs  5 Yrs.  10 Yrs.     1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
------------------------------------------------------------------------------------------------------------------------------
AVIS-Growth Fund        89     105     130     223       19     60     103     223         *      60      103     223
------------------------------------------------------------------------------------------------------------------------------
AVIS-High-Yield Bond    90     107     134     231       20     62     107     231         *      62      107     231
Fund
------------------------------------------------------------------------------------------------------------------------------
AVIS-U.S. Govt./AAA     90     107     134     231       20     62     107     231         *      62      107     231
Rated
------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index     89    103      126     214       19     58      99     214         *      58       99     214
Fund
------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially    98    130      172     308       28     85     145     308         *      85      145     308
Responsible Growth
Fund
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP            91    110      138     239       21      65    111     239         *      65      111     239
Fund-Equity-
Income Portfolio
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP            92    112      143     248       22      67    116     248         *      67      116     248
Fund-Growth
Portfolio
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-      94    119      154     271       24      74    127     271         *      74      127     271
Overseas Portfolio
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP            92    113      143     249       22      68    116     249         *      68      116     249
Fund-High Income
Portfolio
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP            93    115      147     258       23      70    120     258         *      70      120     258
Fund II-Asset
Manager Portfolio
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-   92    113      144     250       22      68    117     250         *      68      117     250
Contrafund Portfolio
------------------------------------------------------------------------------------------------------------------------------
NSAT-Capital            90    107      134     231       20      62    107     231         *      62      107     231
Appreciation Fund
Fund
------------------------------------------------------------------------------------------------------------------------------
NSAT-Government Bond    90    106      132     228       20      61    105     228         *      61      105     228
Fund
------------------------------------------------------------------------------------------------------------------------------
NSAT-Money Market       90    107      133     229       20      62    106     229         *      62      106     229
Fund
------------------------------------------------------------------------------------------------------------------------------
NSAT - Small Company    98    130      171     306       28      85    144     306         *      85      144     306
Fund
------------------------------------------------------------------------------------------------------------------------------
NSAT-Total Return
Fund                    90    106      132     228       20      61    105     228         *      61      105     228
------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman      94    120      155     274       24      75    128     274         *      75      128     274
Advisers Management
Trust-Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman      92    114      145     254       22      69    118     254         *      69      118     254
Advisers Management
Trust-Limited Maturity
Bond Portfolio
------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman      97    127      166     295       27      82    139     295         *      82      139     295
Advisers Management
Trust- Partners
Portfolio
------------------------------------------------------------------------------------------------------------------------------

                                   14 of 131

----------------------------------------------------------------------------------------------------------------
                            If you surrender your       If you do not surrender       If you annuitize your
                                   Contract           your Contract at the end of            Contract
                         at the end of the applicable  the applicable time period  at the end of the applicable
                                 time period                                               time period
----------------------------------------------------------------------------------------------------------------
                         1 Yr. 3 Yrs. 5 Yrs. 10 Yrs.  1 Yr. 3 Yrs  5 Yrs. 10 Yrs.  1 Yr. 3 Yrs. 5 Yrs. 10 Yrs.
----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable      93    116    148     259     23     71    121     259      *     71    121     259
Account Funds-Bond Fund
----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable      94    118    153     268     24     73    126     268      *     73    126     268
Account Funds-Global
Securities Fund
----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable      93    115    146     256     23     70    119     256      *     70    119     256
Account Funds-Multiple
Strategies Fund
----------------------------------------------------------------------------------------------------------------
Strong Special Fund II,   97    128    169     301     27     83    142     301      *     83    142     301
Inc.
----------------------------------------------------------------------------------------------------------------
Strong Variable           98    132    175     312     28     87    148     312      *     87    148     312
Insurance Funds, Inc.-
Discovery Fund II, Inc.
----------------------------------------------------------------------------------------------------------------
Strong Variable           105   152    208     376     35    107    181     376      *    107    181     376
Insurance Funds, Inc.
-International Stock
Fund II
----------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-     95    122    158     280     25     77    131     280      *     77    131     280
TCI Balanced
----------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-     95    122    158     280     25     77    131     280      *     77    131     280
TCI Growth
----------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-     100   138    184     331     30     93    157     331      *     93    157     331
TCI International
----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide         94    120    155     274     24     75    128     274      *     75    128     274
Insurance
Trust-Worldwide Bond
Fund
----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide         95    121    156     276     25     76    129     276      *     76    129     276
Insurance Trust-Gold
and Natural Resources
Fund
----------------------------------------------------------------------------------------------------------------
Van Kampen American       115   181    254     460     45    136    227     460      *    136    227     460
Capital Life Investment
Trust - Real Estate
Securities Fund
----------------------------------------------------------------------------------------------------------------
Warburg Pincus            100   136    181     325     30     91    154     325      *     91    154     325
Trust-International
Equity Portfolio
----------------------------------------------------------------------------------------------------------------
Warburg Pincus            98    130    171     306     28     85    144     306      *     85    144     306
Trust-Small Company
Growth Portfolio
----------------------------------------------------------------------------------------------------------------

*The Contracts sold under this prospectus do not permit annuitizations during the first two Contract Years.

The purpose of the Summary of Contract Expenses and Example is to assist the Contract Owner in understanding the various costs and expenses that will be borne directly or indirectly when investing in the Contract. The expenses of the Nationwide Variable Account-II as well as those of the underlying Mutual Fund options are reflected in the Example. For more complete descriptions of the expenses of the Variable Account, see "Variable Account Charges, Purchase Payments, and Other Deductions." For more complete information regarding expenses paid out of the assets of the underlying Mutual Fund options, see the underlying Mutual Fund prospectuses. Deductions for premium taxes may also apply but are not reflected in the Example shown above (see "Premium Taxes").

                                   15 of 131

                                    SYNOPSIS

         The Company does not deduct a sales charge from Purchase Payments made for these Contracts. However, if any part of the Contract Value of such Contracts is surrendered, the Company will, with certain exceptions, deduct from the Contract Owner's Contract Value a Contingent Deferred Sales Charge not to exceed 7% of the lesser of the total of all Purchase Payments made within 84 months prior to the date of the request to surrender, or the amount surrendered. This charge, when applicable, is imposed to permit the Company to recover sales expenses which have been advanced by the Company (see "Contingent Deferred Sales Charge").

         In addition, on each Contract Anniversary the Company will deduct an annual Contract Maintenance Charge from the Contract Value of the Contracts. The Company will also assess an Administration Charge equal to an annual rate of 0.05% of the daily net asset value of the Variable Account. These charges are to reimburse the Company for administrative expenses related to the issue and maintenance of the Contracts. The Company does not expect to recover from these charges an amount in excess of accumulated administrative expenses (see "Contract Maintenance Charge and Administration Charge").

         The Company deducts a Mortality Risk Charge equal to an annual rate of 0.80% of the daily net asset value of the Variable Account for mortality risk assumed by the Company (see "Mortality Risk Charge").

         The Company deducts an Expense Risk Charge equal to an annual rate of 0.45% of the daily net asset value of the Variable Account as compensation for the Company's risk by undertaking not to increase administrative charges on the Contracts regardless of the actual administrative costs (see "Expense Risk Charge").

         The initial first year Purchase Payment must be at least $1,500 for Non-Qualified Contracts. However, if periodic payments are expected by the Company, this initial first year minimum may be satisfied by Purchase Payments made on an annualized basis. The cumulative total of all Purchase Payments under Contracts issued on the life of any one Designated Annuitant may not exceed $1,000,000 without the prior consent of the Company (see "Allocation of Purchase Payments and Contract Value").

         If the Contract Value at the Annuitization Date is less than $500, the Contract Value may be distributed in one lump sum in lieu of annuity payments. If any annuity payment would be less than $20, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $20. In no event, however, will annuity payments be made less frequently than annually (see "Frequency and Amount of Annuity Payments").

         Premium taxes payable to any governmental entity will be charged against the Contracts. If any such premium taxes are payable by the Company at the time Purchase Payments are made, an equal premium tax deduction may be made from the Contract prior to the allocation of any Purchase Payment to any underlying Mutual Fund option (see "Premium Taxes").

         To be sure that the Contract Owner is satisfied with the Contract, the Contract Owner has a ten day free look. Within ten days of the date the Contract is received, it may be returned to the Home Office of the Company, at the address shown on page 1 of this prospectus. When the Contract is received by the Company, the Company will void the Contract and refund the Contract Value in full unless otherwise required by state and/or federal law. All Individual Retirement Annuity refunds will be return of Purchase Payments (see "Right to Revoke").

                                   16 of 131

CONDENSED FINANCIAL INFORMATION

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                           ACCUMULATION      ACCUMULATION        PERCENT         NUMBER OF
                           UNIT VALUE AT      UNIT VALUE        CHANGE IN       ACCUMULATION
                           BEGINNING OF         AT END        ACCUMULATION    UNITS AT END OF
          FUND                PERIOD          OF PERIOD        UNIT VALUE        THE PERIOD        YEAR
-------------------------------------------------------------------------------------------------------------
AVIS-                        16.632869         21.880052          31.55%          533,382          1995
                         ------------------------------------------------------------------------------------
Growth Fund-Q                16.767635         16.632869          -0.80%          568,831          1994
                         ------------------------------------------------------------------------------------
                             14.603954         16.767635          14.82%          614,673          1993
                         ------------------------------------------------------------------------------------
                             13.356752         14.603954           9.34%          630,618          1992
                         ------------------------------------------------------------------------------------
                             10.154286         13.356752          31.54%          637,666          1991
                         ------------------------------------------------------------------------------------
                             10.758820         10.154286          -5.62%          612,309          1990
                         ------------------------------------------------------------------------------------
                              8.912471         10.758820          20.72%          578,318       1989***
                         ------------------------------------------------------------------------------------
                              7.950563          8.912471          12.10%          335,760          1988
                         ------------------------------------------------------------------------------------
                             10.000000          7.950563         -20.49%          245,664          1987
-------------------------------------------------------------------------------------------------------------
AVIS-                        16.632869         21.880052          31.55%          544,338          1995
                         ------------------------------------------------------------------------------------
Growth Fund-NQ               16.767635         16.632869          -0.80%          538,005          1994
                         ------------------------------------------------------------------------------------
                             14.603954         16.767635          14.82%          573,448          1993
                         ------------------------------------------------------------------------------------
                             13.356752         14.603954           9.34%          658,355          1992
                         ------------------------------------------------------------------------------------
                             10.154286         13.356752          31.54%          675,796          1991
                         ------------------------------------------------------------------------------------
                             10.758820         10.154286          -5.62%          709,255          1990
                         ------------------------------------------------------------------------------------
                              8.912471         10.758820          20.72%          847,522       1989***
                         ------------------------------------------------------------------------------------
                              7.950563          8.912471          12.10%          365,976          1988
                         ------------------------------------------------------------------------------------
                             10.000000          7.950563         -20.49%          148,517          1987
-------------------------------------------------------------------------------------------------------------
AVIS-                        17.247186         20.792452          20.19%           74,984          1995
                         ------------------------------------------------------------------------------------
High-Yield Bond Fund-Q       18.696382         17.247186          -7.75%            90,073         1994
                         ------------------------------------------------------------------------------------
                             16.269615         18.696382          14.92%            97,302         1993
                         ------------------------------------------------------------------------------------
                             14.656040         16.269615          11.01%            96,741         1992
                         ------------------------------------------------------------------------------------
                             11.731211         14.656040          24.93%          104,317          1991
                         ------------------------------------------------------------------------------------
                             11.446666         11.731211           2.49%            91,778         1990
                         ------------------------------------------------------------------------------------
                             10.615988         11.446666           7.82%          107,592       1989***
                         ------------------------------------------------------------------------------------
                             10.185386         10.615988           4.23%            80,266         1988
                         ------------------------------------------------------------------------------------
                             10.000000         10.185386           1.85%            62,616         1987
-------------------------------------------------------------------------------------------------------------
AVIS-                        17.247186         20.792452          20.19%           65,007          1995
                         ------------------------------------------------------------------------------------
High-Yield Bond Fund-NQ      18.696382         17.247186          -7.75%            63,653         1994
                         ------------------------------------------------------------------------------------
                             16.269615         18.696382          14.92%            90,260         1993
                         ------------------------------------------------------------------------------------
                             14.656040         16.269615          11.01%            85,512         1992
                         ------------------------------------------------------------------------------------
                             11.731211         14.656040          24.93%            93,543         1991
                         ------------------------------------------------------------------------------------
                             11.446666         11.731211           2.49%            84,258         1990
                         ------------------------------------------------------------------------------------
                             10.615988         11.446666           7.82%          120,140       1989***
                         ------------------------------------------------------------------------------------
                             10.185386         10.615988           4.23%            67,570         1988
                         ------------------------------------------------------------------------------------
                             10.000000         10.185386           1.85%            22,009         1987
-------------------------------------------------------------------------------------------------------------
AVIS-                        15.872495         18.077072          13.89%          315,331          1995
                         ------------------------------------------------------------------------------------
U.S. Gov't/AAA-Rated         16.810323         15.872495          -5.58%          346,442          1994
                         ------------------------------------------------------------------------------------
Securities Fund-Q            15.319654         16.810323           9.73%          414,364          1993
                         ------------------------------------------------------------------------------------
                             14.425067         15.319654           6.20%          396,892          1992
                         ------------------------------------------------------------------------------------
                             12.605067         14.425067          14.44%          436,968          1991
                         ------------------------------------------------------------------------------------
                             11.780016         12.605067           7.00%          457,802          1990
                         ------------------------------------------------------------------------------------
                             10.909251         11.780016           7.98%          493,935       1989***
                         ------------------------------------------------------------------------------------
                             10.389044         10.909251           5.01%          303,920          1988
                         ------------------------------------------------------------------------------------
                             10.000000         10.389044           3.89%            86,816         1987
-------------------------------------------------------------------------------------------------------------
AVIS-                        15.872495         18.077072          13.89%          238,614          1995
                         ------------------------------------------------------------------------------------
U.S. Gov't/AAA-Rated         16.810323         15.872495          -5.58%          272,776          1994
                         ------------------------------------------------------------------------------------
Securities Fund-NQ           15.319654         16.810323           9.73%          365,338          1993
                         ------------------------------------------------------------------------------------
                             14.425067         15.319654           6.20%          447,387          1992
                         ------------------------------------------------------------------------------------
                             12.605067         14.425067          14.44%          496,734          1991
                         ------------------------------------------------------------------------------------
                             11.780016         12.605067           7.00%          528,128          1990
                         ------------------------------------------------------------------------------------
                             10.909251         11.780016           7.98%          997,613       1989***
                         ------------------------------------------------------------------------------------
                             10.389044         10.909251           5.01%          801,676          1988
                         ------------------------------------------------------------------------------------
                             10.000000         10.389044           3.89%          167,148          1987
-------------------------------------------------------------------------------------------------------------

 ***On October 20, 1989, the Company substituted shares of the American VI Series for the then existing shares of the American Life/Annuity Series. The unit values for the American VI Series started at the same unit values as the corresponding units of the American Life/Annuity Series on the date of the substitution.

                                   17 of 131

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                           ACCUMULATION      ACCUMULATION        PERCENT         NUMBER OF
                           UNIT VALUE AT      UNIT VALUE        CHANGE IN       ACCUMULATION
                           BEGINNING OF         AT END        ACCUMULATION    UNITS AT END OF
          FUND                PERIOD          OF PERIOD        UNIT VALUE        THE PERIOD        YEAR
-------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index          10.087774         13.619180          35.01%          3,284,707        1995
                         ------------------------------------------------------------------------------------
Fund-Q                       10.130946         10.087774          -0.43%            539,188        1994
                         ------------------------------------------------------------------------------------
                             10.000000         10.130946           1.31%            114,256        1993
-------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index          10.087774         13.619180          35.01%          2,805,145        1995
                         ------------------------------------------------------------------------------------
Fund-NQ                      10.130946         10.087774          -0.43%            418,990        1994
                         ------------------------------------------------------------------------------------
                             10.000000         10.130946           1.31%             53,556        1993
-------------------------------------------------------------------------------------------------------------
The Dreyfus Socially         10.721141         14.239508          32.82%            640,387        1995
                         ------------------------------------------------------------------------------------
Responsible Growth           10.702195         10.721141           0.18%            301,426        1994
                         ------------------------------------------------------------------------------------
Fund-Q                       10.000000         10.702195           7.02%             32,265        1993
-------------------------------------------------------------------------------------------------------------
The Dreyfus Socially         10.721141         14.239508          32.82%            421,093        1995
                         ------------------------------------------------------------------------------------
Responsible Growth           10.702195         10.721141           0.18%            263,764        1994
                         ------------------------------------------------------------------------------------
Fund-NQ                      10.000000         10.702195           7.02%             48,396        1993
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-           13.701507         14.832631           8.26%         14,272,080        1995
                         ------------------------------------------------------------------------------------
Overseas Portfolio-Q         13.646118         13.701507           0.41%         15,065,853        1994
                         ------------------------------------------------------------------------------------
                             10.074553         13.646118          35.45%         11,518,590        1993
                         ------------------------------------------------------------------------------------
                             11.432117         10.074553         -11.88%          5,381,715        1992
                         ------------------------------------------------------------------------------------
                             10.707951         11.432117           6.76%          3,095,641        1991
                         ------------------------------------------------------------------------------------
                             11.042233         10.707951          -3.03%          1,715,341        1990
                         ------------------------------------------------------------------------------------
                              8.858811         11.042233          24.65%            356,389        1989
                         ------------------------------------------------------------------------------------
                              8.300609          8.858811           6.72%             53,275        1988
                         ------------------------------------------------------------------------------------
                             10.000000          8.300609         -16.99%                434        1987
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-           13.701507         14.832631           8.26%         14,672,390        1995
                         ------------------------------------------------------------------------------------
Overseas Portfolio-NQ        13.646118         13.701507           0.41%         17,550,925        1994
                         ------------------------------------------------------------------------------------
                             10.074553         13.646118          35.45%         14,793,318        1993
                         ------------------------------------------------------------------------------------
                             11.432117         10.074553         -11.88%          5,341,001        1992
                         ------------------------------------------------------------------------------------
                             10.707951         11.432117           6.76%          3,211,265        1991
                         ------------------------------------------------------------------------------------
                             11.042233         10.707951          -3.03%          1,989,713        1990
                         ------------------------------------------------------------------------------------
                              8.858811         11.042233          24.65%            605,461        1989
                         ------------------------------------------------------------------------------------
                              8.300609          8.858811           6.72%            167,313        1988
                         ------------------------------------------------------------------------------------
                             10.000000          8.300609         -16.99%            101,502        1987
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund- High      18.327364         21.817076          19.04%          6,464,833        1995
                         ------------------------------------------------------------------------------------
Income Portfolio-Q           18.859652         18.327364          -2.82%          4,924,388        1994
                         ------------------------------------------------------------------------------------
                             15.855840         18.859652          18.94%          4,044,756        1993
                         ------------------------------------------------------------------------------------
                             13.055215         15.855840          21.45%          1,837,635        1992
                         ------------------------------------------------------------------------------------
                              9.778064         13.055215          33.52%            669,289        1991
                         ------------------------------------------------------------------------------------
                             10.147625          9.778064          -3.64%            277,945        1990
                         ------------------------------------------------------------------------------------
                             10.736745         10.147625          -5.49%            209,652        1989
                         ------------------------------------------------------------------------------------
                              9.736528         10.736745          10.27%             67,813        1988
                         ------------------------------------------------------------------------------------
                             10.000000          9.736528          -2.63%              5,430        1987
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund- High      18.327364         21.817076          19.04%          7,993,534        1995
                         ------------------------------------------------------------------------------------
Income Portfolio-NQ          18.859652         18.327364          -2.82%          6,177,851        1994
                         ------------------------------------------------------------------------------------
                             15.855840         18.859652          18.94%          5,307,509        1993
                         ------------------------------------------------------------------------------------
                             13.055215         15.855840          21.45%          2,645,096        1992
                         ------------------------------------------------------------------------------------
                              9.778064         13.055215          33.52%          1,098,412        1991
                         ------------------------------------------------------------------------------------
                             10.147625          9.778064          -3.64%            425,270        1990
                         ------------------------------------------------------------------------------------
                             10.736745         10.147625          -5.49%            353,195        1989
                         ------------------------------------------------------------------------------------
                              9.736528         10.736745          10.27%            140,237        1988
                         ------------------------------------------------------------------------------------
                             10.000000          9.736528          -2.63%             39,928        1987
-------------------------------------------------------------------------------------------------------------

                                   18 of 131

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                           ACCUMULATION      ACCUMULATION        PERCENT         NUMBER OF
                           UNIT VALUE AT      UNIT VALUE        CHANGE IN       ACCUMULATION
                           BEGINNING OF         AT END        ACCUMULATION    UNITS AT END OF
          FUND                PERIOD          OF PERIOD        UNIT VALUE        THE PERIOD        YEAR
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Equity-    18.646331         24.863579          33.34%         21,482,777        1995
                         ------------------------------------------------------------------------------------
Income Portfolio-Q           17.644458         18.646331           5.68%         15,283,540        1994
                         ------------------------------------------------------------------------------------
                             15.123262         17.644458          16.67%         10,828,747        1993
                         ------------------------------------------------------------------------------------
                             13.099125         15.123262          15.45%          6,712,294        1992
                         ------------------------------------------------------------------------------------
                             10.095775         13.099125          29.75%          4,458,956        1991
                         ------------------------------------------------------------------------------------
                             12.075648         10.095775         -16.40%          3,063,355        1990
                         ------------------------------------------------------------------------------------
                             10.425721         12.075648          15.83%          1,898,037        1989
                         ------------------------------------------------------------------------------------
                              8.589543         10.425721          21.38%            319,889        1988
                         ------------------------------------------------------------------------------------
                             10.000000          8.589543         -14.10%             8,805         1987
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Equity-    18.646331         24.863579          33.34%         21,094,657        1995
                         ------------------------------------------------------------------------------------
Income Portfolio-NQ          17.644458         18.646331           5.68%         15,217,260        1994
                         ------------------------------------------------------------------------------------
                             15.123262         17.644458          16.67%         11,195,669        1993
                         ------------------------------------------------------------------------------------
                             13.099125         15.123262          15.45%          6,754,475        1992
                         ------------------------------------------------------------------------------------
                             10.095775         13.099125          29.75%          4,614,322        1991
                         ------------------------------------------------------------------------------------
                             12.075648         10.095775         -16.40%          3,627,225        1990
                         ------------------------------------------------------------------------------------
                             10.425721         12.075648          15.83%          2,861,738        1989
                         ------------------------------------------------------------------------------------
                              8.589543         10.425721          21.38%            678,815        1988
                         ------------------------------------------------------------------------------------
                             10.000000          8.589543         -14.10%            420,904        1987
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Growth     25.451479         34.006052          33.61%         15,252,906        1995
                         ------------------------------------------------------------------------------------
Portfolio-Q                  25.790764         25.451479          -1.32%         11,689,858        1994
                         ------------------------------------------------------------------------------------
                             21.890060         25.790764          17.82%          8,260,724        1993
                         ------------------------------------------------------------------------------------
                             20.287900         21.890060           7.90%          5,747,021        1992
                         ------------------------------------------------------------------------------------
                             14.125398         20.287900          43.63%          3,088,464        1991
                         ------------------------------------------------------------------------------------
                             16.214983         14.125398         -12.89%          1,245,106        1990
                         ------------------------------------------------------------------------------------
                             12.501824         16.214983          29.70%            398,400        1989
                         ------------------------------------------------------------------------------------
                             10.938414         12.501824          14.29%             38,122        1988
                         ------------------------------------------------------------------------------------
                             10.000000         10.938414           9.38%              2,784        1987
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Growth     25.451479         34.006052          33.61%         13,813,237        1995
                         ------------------------------------------------------------------------------------
Portfolio-NQ                 25.790764         25.451479          -1.32%         10,492,508        1994
                         ------------------------------------------------------------------------------------
                             21.890060         25.790764          17.82%          8,788,434        1993
                         ------------------------------------------------------------------------------------
                             20.287900         21.890060           7.90%          6,695,765        1992
                         ------------------------------------------------------------------------------------
                             14.125398         20.287900          43.63%          4,003,764        1991
                         ------------------------------------------------------------------------------------
                             16.214983         14.125398         -12.89%          2,190,071        1990
                         ------------------------------------------------------------------------------------
                             12.501824         16.214983          29.70%            857,832        1989
                         ------------------------------------------------------------------------------------
                             10.938414         12.501824          14.29%            105,051        1988
                         ------------------------------------------------------------------------------------
                             10.000000         10.938414           9.38%                209        1987
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-Asset   15.641016         18.056027          15.44%         22,704,319        1995
                         ------------------------------------------------------------------------------------
Manager Portfolio-Q          16.874276         15.641016          -7.31%         24,788,850        1994
                         ------------------------------------------------------------------------------------
                             14.123234         16.874276          19.48%         17,438,762        1993
                         ------------------------------------------------------------------------------------
                             12.789976         14.123234          10.42%          6,977,842        1992
                         ------------------------------------------------------------------------------------
                             10.572963         12.789976          20.97%          2,513,661        1991
                         ------------------------------------------------------------------------------------
                             10.028081         10.572963           5.43%            729,271        1990
                         ------------------------------------------------------------------------------------
                             10.000000         10.028081           0.28%            124,631        1989
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-Asset   15.641016         18.056027          15.44%         16,037,811        1995
                         ------------------------------------------------------------------------------------
Manager Portfolio-NQ         16.874276         15.641016          -7.31%         20,692,145        1994
                         ------------------------------------------------------------------------------------
                             14.123234         16.874276          19.48%         16,652,403        1993
                         ------------------------------------------------------------------------------------
                             12.789976         14.123234          10.42%          6,313,629        1992
                         ------------------------------------------------------------------------------------
                             10.572963         12.789976          20.97%          1,991,456        1991
                         ------------------------------------------------------------------------------------
                             10.028081         10.572963           5.43%            696,595        1990
                         ------------------------------------------------------------------------------------
                             10.000000         10.028081           0.28%            161,084        1989
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II -       10.000000         11.071500          10.72%          3,025,498        1995
Contrafund Portfolio - Q
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II -       10.000000         11.071500          10.72%          3,490,716        1995
Contrafund Portfolio - NQ
-------------------------------------------------------------------------------------------------------------

                                   19 of 131

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                           ACCUMULATION      ACCUMULATION        PERCENT         NUMBER OF
                           UNIT VALUE AT      UNIT VALUE        CHANGE IN       ACCUMULATION
                           BEGINNING OF         AT END        ACCUMULATION    UNITS AT END OF
          FUND                PERIOD          OF PERIOD        UNIT VALUE        THE PERIOD        YEAR
-------------------------------------------------------------------------------------------------------------
NSAT Capital                 11.311683         14.442619          27.68%            897,315        1995
                         ------------------------------------------------------------------------------------
Appreciation Fund-Q          11.564256         11.311683          -2.18%            890,035        1994
                         ------------------------------------------------------------------------------------
                             10.689287         11.564256           8.19%            545,013        1993
                         ------------------------------------------------------------------------------------
                             10.000000         10.689287           6.89%            189,896        1992
-------------------------------------------------------------------------------------------------------------
NSAT-Capital                 11.311683         14.442619          27.68%            904,797        1995
                         ------------------------------------------------------------------------------------
Appreciation Fund-NQ         11.564256         11.311683          -2.18%            897,902        1994
                         ------------------------------------------------------------------------------------
                             10.689287         11.564256           8.19%            549,294        1993
                         ------------------------------------------------------------------------------------
                             10.000000         10.689287           6.89%            551,252        1992
-------------------------------------------------------------------------------------------------------------
NSAT-                        25.309101         29.663756          17.21%          4,150,795        1995
                         ------------------------------------------------------------------------------------
Government Bond              26.497619         25.309101          -4.49%          4,217,320        1994
                         ------------------------------------------------------------------------------------
Fund-Q                       24.513489         26.497619           8.09%          4,093,697        1993
                         ------------------------------------------------------------------------------------
                             23.025331         24.513489           6.46%          3,388,192        1992
                         ------------------------------------------------------------------------------------
                             19.989831         23.025331          15.19%          2,396,577        1991
                         ------------------------------------------------------------------------------------
                             18.497836         19.989831           8.07%          1,366,952        1990
                         ------------------------------------------------------------------------------------
                             16.442690         18.497836          12.64%            769,336        1989
                         ------------------------------------------------------------------------------------
                             15.416798         16.442690           6.65%            397,372        1988
                         ------------------------------------------------------------------------------------
                             15.399065         15.416798           0.12%            345,246        1987
                         ------------------------------------------------------------------------------------
                             13.540778         15.399065          13.72%            202,054        1986
-------------------------------------------------------------------------------------------------------------
NSAT-                        25.242252         29.585401          17.21%          3,385,486        1995
                         ------------------------------------------------------------------------------------
Government Bond              26.427634         25.242252          -4.49%          3,855,380        1994
                         ------------------------------------------------------------------------------------
Fund-NQ                      24.448737         26.427634           8.09%          4,068,930        1993
                         ------------------------------------------------------------------------------------
                             22.964507         24.448737           6.46%          3,746,706        1992
                         ------------------------------------------------------------------------------------
                             19.937021         22.964507          15.19%          3,069,935        1991
                         ------------------------------------------------------------------------------------
                             18.448970         19.937021           8.07%          2,213,029        1990
                         ------------------------------------------------------------------------------------
                             16.399248         18.448970          12.50%          1,776,299        1989
                         ------------------------------------------------------------------------------------
                             15.376062         16.399248           6.65%          1,568,736        1988
                         ------------------------------------------------------------------------------------
                             15.358367         15.376062           0.12%          1,514,167        1987
                         ------------------------------------------------------------------------------------
                             13.504987         15.358367          13.72%          1,661,130        1986
-------------------------------------------------------------------------------------------------------------
NSAT-Money                   20.457373         21.334141           4.29%          9,961,763        1995
                         ------------------------------------------------------------------------------------
Market Fund-Q*               19.951530         20.457373           2.54%         11,466,217        1994
                         ------------------------------------------------------------------------------------
                             19.672720         19.951530           1.42%          5,669,948        1993
                         ------------------------------------------------------------------------------------
                             19.275668         19.672720           2.06%          5,743,893        1992
                         ------------------------------------------------------------------------------------
                             18.453701         19.275668           4.45%          5,848,337        1991
                         ------------------------------------------------------------------------------------
                             17.301093         18.453701           6.66%          4,869,455        1990
                         ------------------------------------------------------------------------------------
                             16.070303         17.301093           7.66%          1,988,984        1989
                         ------------------------------------------------------------------------------------
                             15.171173         16.070303           5.93%          1,232,073        1988
                         ------------------------------------------------------------------------------------
                             14.441015         15.171173           5.06%            646,540        1987
                         ------------------------------------------------------------------------------------
                             13.730155         14.441015           5.18%            352,785        1986
-------------------------------------------------------------------------------------------------------------

*The 7-day yield on the Money Market Fund as of December 29, 1995 was 3.78%.

                                   20 of 131

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                           ACCUMULATION      ACCUMULATION        PERCENT         NUMBER OF
                           UNIT VALUE AT      UNIT VALUE        CHANGE IN       ACCUMULATION
                           BEGINNING OF         AT END        ACCUMULATION    UNITS AT END OF
          FUND                PERIOD          OF PERIOD        UNIT VALUE        THE PERIOD        YEAR
-------------------------------------------------------------------------------------------------------------
NSAT-Money                   20.457373         21.334141           4.29%        10,688,426         1995
                         ------------------------------------------------------------------------------------
Market Fund-NQ               19.951530         20.457373           2.54%        16,632,423         1994
                         ------------------------------------------------------------------------------------
                             19.672720         19.951530           1.42%         8,583,554         1993
                         ------------------------------------------------------------------------------------
                             19.275668         19.672720           2.06%         7,286,887         1992
                         ------------------------------------------------------------------------------------
                             18.453701         19.275668           4.45%         7,417,882         1991
                         ------------------------------------------------------------------------------------
                             17.301093         18.453701           6.66%         7,729,382         1990
                         ------------------------------------------------------------------------------------
                             16.070303         17.301093           7.66%         5,325,942         1989
                         ------------------------------------------------------------------------------------
                             15.171173         16.070303           5.93%         5,407,347         1988
                         ------------------------------------------------------------------------------------
                             14.441015         15.171173           5.06%         5,181,222         1987
                         ------------------------------------------------------------------------------------
                             13.730155         14.441015           5.18%         3,345,080         1986
-------------------------------------------------------------------------------------------------------------
NSAT-Small                   10.000000         11.410135          14.10%           157,084         1995
                         ------------------------------------------------------------------------------------
Company Fund - Q
-------------------------------------------------------------------------------------------------------------
NSAT-Small                   10.000000         11.410135          14.10%           607,477         1995
                         ------------------------------------------------------------------------------------
Company Fund - NQ
-------------------------------------------------------------------------------------------------------------
NSAT-Total                   40.926247         52.147953          27.42%         2,843,673         1995
                         ------------------------------------------------------------------------------------
Return Fund-Q                41.023082         40.926247          -0.24%         2,189,971         1994
                         ------------------------------------------------------------------------------------
                             37.471598         41.023082           9.48%         1,747,873         1993
                         ------------------------------------------------------------------------------------
                             35.094975         37.471598           6.77%         1,417,457         1992
                         ------------------------------------------------------------------------------------
                             25.674744         35.094975          36.69%           905,547         1991
                         ------------------------------------------------------------------------------------
                             28.286971         25.674744          -9.23%           720,473         1990
                         ------------------------------------------------------------------------------------
                             25.311336         28.286971          11.76%           604,552         1989
                         ------------------------------------------------------------------------------------
                             21.361366         25.311336          18.49%           467,922         1988
                         ------------------------------------------------------------------------------------
                             21.799104         21.361366          -2.01%           542,976         1987
                         ------------------------------------------------------------------------------------
                             18.369602         21.799104          18.67%           258,649         1986
-------------------------------------------------------------------------------------------------------------
NSAT-Total                   39.872391         50.805130          27.42%         2,833,128         1995
                         ------------------------------------------------------------------------------------
Return Fund-NQ               39.966728         39.872391          -0.24%         2,396,609         1994
                         ------------------------------------------------------------------------------------
                             36.506693         39.966728           9.48%         2,125,354         1993
                         ------------------------------------------------------------------------------------
                             34.191261         36.506693           6.77%         2,066,486         1992
                         ------------------------------------------------------------------------------------
                             25.013609         34.191261          36.69%         1,759,891         1991
                         ------------------------------------------------------------------------------------
                             27.558577         25.013609          -9.23%         1,524,116         1990
                         ------------------------------------------------------------------------------------
                             24.659571         27.558577          11.76%         1,576,425         1989
                         ------------------------------------------------------------------------------------
                             20.811313         24.659571          18.49%         1,429,315         1988
                         ------------------------------------------------------------------------------------
                             21.237770         20.811313          -2.01%         2,024,376         1987
                         ------------------------------------------------------------------------------------
                             17.896579         21.237770          18.67%         2,057,031         1986
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman           21.247525         27.626244          30.02%         5,919,670         1995
                         ------------------------------------------------------------------------------------
Advisers Management          22.656907         21.247525          -6.22%         4,909,356         1994
                         ------------------------------------------------------------------------------------
Trust-Growth Portfolio-Q     21.495392         22.656907           5.40%         4,959,418         1993
                         ------------------------------------------------------------------------------------
                             19.882145         21.495392           8.11%         4,432,865         1992
                         ------------------------------------------------------------------------------------
                             15.527030         19.882145          28.05%         3,336,332         1991
                         ------------------------------------------------------------------------------------
                             17.135185         15.527030          -9.39%         1,761,170         1990
                         ------------------------------------------------------------------------------------
                             13.408445         17.135185          27.79%           751,612         1989
                         ------------------------------------------------------------------------------------
                             10.783816         13.408445          24.34%           109,355         1988
                         ------------------------------------------------------------------------------------
                             10.000000         10.783816           7.84%               353         1987
-------------------------------------------------------------------------------------------------------------

                                   21 of 131

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                           ACCUMULATION      ACCUMULATION        PERCENT         NUMBER OF
                           UNIT VALUE AT      UNIT VALUE        CHANGE IN       ACCUMULATION
                           BEGINNING OF         AT END        ACCUMULATION    UNITS AT END OF
          FUND                PERIOD          OF PERIOD        UNIT VALUE        THE PERIOD        YEAR
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman           21.247525         27.626244          30.02%         5,358,461         1995
                         ------------------------------------------------------------------------------------
Advisers Management          22.656907         21.247525          -6.22%         4,342,056         1994
                         ------------------------------------------------------------------------------------
Trust-Growth Portfolio-NQ    21.495392         22.656907           5.40%         4,728,052         1993
                         ------------------------------------------------------------------------------------
                             19.882145         21.495392           8.11%         4,843,969         1992
                         ------------------------------------------------------------------------------------
                             15.527030         19.882145          28.05%         3,982,667         1991
                         ------------------------------------------------------------------------------------
                             17.135185         15.527030          -9.39%         2,294,185         1990
                         ------------------------------------------------------------------------------------
                             13.408445         17.135185          27.79%         1,363,755         1989
                         ------------------------------------------------------------------------------------
                             10.783816         13.408445          24.34%           291,414         1988
                         ------------------------------------------------------------------------------------
                             10.000000         10.783816           7.84%               701         1987
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman           14.896724         16.311479           9.50%         4,061,293         1995
                         ------------------------------------------------------------------------------------
Advisers Management          15.115753         14.896724          -1.45%         3,859,535         1994
                         ------------------------------------------------------------------------------------
Trust- Limited Maturity      14.362908         15.115753           5.24%         5,013,322         1993
                         ------------------------------------------------------------------------------------
Bond Portfolio-Q             13.836035         14.362908           3.81%         3,563,619         1992
                         ------------------------------------------------------------------------------------
                             12.589849         13.836035           9.90%         1,462,609         1991
                         ------------------------------------------------------------------------------------
                             11.776036         12.589849           6.91%           720,644         1990
                         ------------------------------------------------------------------------------------
                             10.770188         11.776036           9.34%           303,493         1989
                         ------------------------------------------------------------------------------------
                             10.182117         10.770188           5.78%           104,283         1988
                         ------------------------------------------------------------------------------------
                             10.000000         10.182117           1.82%               645         1987
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman           14.896724         16.311479           9.50%         3,866,535         1995
                         ------------------------------------------------------------------------------------
Advisers Management          15.115753         14.896724          -1.45%         4,238,249         1994
                         ------------------------------------------------------------------------------------
Trust- Limited Maturity      14.362908         15.115753           5.24%         5,023,386         1993
                         ------------------------------------------------------------------------------------
Portfolio-NQ                 13.836035         14.362908           3.81%         3,217,005         1992
                         ------------------------------------------------------------------------------------
                             12.589849         13.836035           9.90%         1,326,257         1991
                         ------------------------------------------------------------------------------------
                             11.776036         12.589849           6.91%           676,768         1990
                         ------------------------------------------------------------------------------------
                             10.770188         11.776036           9.34%           299,695         1989
                         ------------------------------------------------------------------------------------
                             10.182117         10.770188           5.78%           101,445         1988
                         ------------------------------------------------------------------------------------
                             10.000000         10.182117           1.82%                99         1987
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman           10.017795         13.494251          34.70%         2,151,917         1995
                         ------------------------------------------------------------------------------------
Advisers Management          10.000000         10.017795           0.18%           223,285         1994
                         ------------------------------------------------------------------------------------
Trust-Partners Portfolio-Q
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman           10.017795         13.494251          34.70%         2,173,222         1995
                         ------------------------------------------------------------------------------------
Advisers Management          10.000000         10.017795           0.18%           324,320         1994
                         ------------------------------------------------------------------------------------
Trust-Partners Portfolio-
NQ
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable         13.216172         15.831164          19.79%         4,418,303         1995
                         ------------------------------------------------------------------------------------
Accounts Fund-Multiple       13.655607         13.216172          -3.22%         3,897,893         1994
                         ------------------------------------------------------------------------------------
Strategies Fund-Q            11.932236         13.655607          14.44%         2,951,734         1993
                         ------------------------------------------------------------------------------------
                             11.091678         11.932236           7.58%         1,837,408         1992
                         ------------------------------------------------------------------------------------
                              9.565675         11.091678          15.95%         1,118,029         1991
                         ------------------------------------------------------------------------------------
                              9.880485          9.565675          -3.19%           643,641         1990
                         ------------------------------------------------------------------------------------
                             10.000000          9.880485          -1.20%           139,332         1989
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable         13.216172         15.831164          19.79%         3,837,204         1995
                         ------------------------------------------------------------------------------------
Accounts Fund-Multiple       13.655607         13.216172          -3.22%         3,363,638         1994
                         ------------------------------------------------------------------------------------
Strategies Fund-NQ           11.932236         13.655607          14.44%         2,677,668         1993
                         ------------------------------------------------------------------------------------
                             11.091678         11.932236           7.58%         1,697,934         1992
                         ------------------------------------------------------------------------------------
                              9.565675         11.091678          15.95%         1,012,431         1991
                         ------------------------------------------------------------------------------------
                              9.880485          9.565675          -3.19%           603,205         1990
                         ------------------------------------------------------------------------------------
                             10.000000          9.880485          -1.20%           184,606         1989
-------------------------------------------------------------------------------------------------------------

                                   22 of 131

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                           ACCUMULATION     ACCUMULATION         PERCENT          NUMBER OF
                          UNIT VALUE AT      UNIT VALUE         CHANGE IN       ACCUMULATION
                           BEGINNING OF        AT END         ACCUMULATION     UNITS AT END OF
          FUND                PERIOD          OF PERIOD        UNIT VALUE        THE PERIOD         YEAR
--------------------------------------------------------------------------------------------------------------
Oppenheimer Variable         14.531774        16.781326           15.48%         3,369,101          1995
                         -------------------------------------------------------------------------------------
Accounts Fund-Bond           15.013579        14.531774           -3.21%         2,694,486          1994
                         -------------------------------------------------------------------------------------
Fund-Q                       13.456350        15.013579           11.57%         2,304,838          1993
                         -------------------------------------------------------------------------------------
                             12.801628        13.456350            5.11%         1,429,504          1992
                         -------------------------------------------------------------------------------------
                             11.026344        12.801628           16.10%           609,779          1991
                         -------------------------------------------------------------------------------------
                             10.352435        11.026344            6.51%           193,600          1990
                         -------------------------------------------------------------------------------------
                             10.000000        10.352435            3.52%            64,637          1989
--------------------------------------------------------------------------------------------------------------
Oppenheimer Variable         14.531774        16.781326           15.48%         3,073,942          1995
                         -------------------------------------------------------------------------------------
Accounts Fund-Bond           15.013579        14.531774           -3.21%         2,666,115          1994
                         -------------------------------------------------------------------------------------
Fund-NQ                      13.456350        15.013579           11.57%         2,249,484          1993
                         -------------------------------------------------------------------------------------
                             12.801628        13.456350            5.11%         1,407,269          1992
                         -------------------------------------------------------------------------------------
                             11.026344        12.801628           16.10%           627,014          1991
                         -------------------------------------------------------------------------------------
                             10.352435        11.026344            6.51%           243,677          1990
                         -------------------------------------------------------------------------------------
                             10.000000        10.352435            3.52%            56,538          1989
--------------------------------------------------------------------------------------------------------------
Oppenheimer Variable         11.307851        11.411200            0.91%         6,518,772          1995
                         -------------------------------------------------------------------------------------
Accounts Fund-Global         12.151882        11.307851           -6.95%         6,376,101          1994
                         -------------------------------------------------------------------------------------
Securities Fund-Q            10.000000        12.151882           21.52%         1,254,946          1993
--------------------------------------------------------------------------------------------------------------
Oppenheimer Variable         11.307851        11.411200            0.91%         4,810,440          1995
                         -------------------------------------------------------------------------------------
Accounts Fund-Global         12.151882        11.307851           -6.95%         6,373,740          1994
                         -------------------------------------------------------------------------------------
Securities Fund-NQ           10.000000        12.151882           21.52%         1,833,969          1993
--------------------------------------------------------------------------------------------------------------
Strong Special               14.551898        18.071722           24.19%         9,874,627          1995
                         -------------------------------------------------------------------------------------
Fund II, Inc.-Q              14.230988        14.551898            2.26%         8,576,003          1994
                         -------------------------------------------------------------------------------------
                             11.519061        14.230988           23.54%         4,733,084          1993
                         -------------------------------------------------------------------------------------
                             10.000000        11.519061           15.19%         1,132,322          1992
--------------------------------------------------------------------------------------------------------------
Strong Special               14.551898        18.071722           24.19%         8,712,015          1995
                         -------------------------------------------------------------------------------------
Fund II, Inc.-NQ             14.230988        14.551898            2.26%         8,937,552          1994
                         -------------------------------------------------------------------------------------
                             11.519061        14.230988           23.54%         5,766,194          1993
                         -------------------------------------------------------------------------------------
                             10.000000        11.519061           15.19%         1,281,636          1992
--------------------------------------------------------------------------------------------------------------
Strong Variable              12.143604        16.212409           33.51%         5,223,195          1995
Insurance
                         -------------------------------------------------------------------------------------
Funds, Inc.-Discovery        13.003747        12.143604           -6.61%         3,921,214          1994
                         -------------------------------------------------------------------------------------
Fund II, Inc.-Q              10.796708        13.003747           20.44%         2,178,730          1993
                         -------------------------------------------------------------------------------------
                             10.000000        10.796708            7.97%         1,002,256          1992
--------------------------------------------------------------------------------------------------------------
Strong Variable Insurance    12.143604        16.212409           33.51%         5,248,509          1995
                         -------------------------------------------------------------------------------------
Funds, Inc.-Discovery        13.003747        12.143604           -6.61%         4,385,371          1994
                         -------------------------------------------------------------------------------------
Fund II, Inc.-NQ             10.796708        13.003747           20.44%         3,188,982          1993
                         -------------------------------------------------------------------------------------
                             10.000000        10.796708            7.97%         1,433,375          1992
--------------------------------------------------------------------------------------------------------------
Strong Variable Insurance    10.000000        10.226470            2.26%           78,603           1995
                         -------------------------------------------------------------------------------------
Funds, Inc.-International
                         -------------------------------------------------------------------------------------
Stock Fund II - Q
--------------------------------------------------------------------------------------------------------------
Strong Variable Insurance    10.000000        10.226470            2.26%           86,735           1995
                         -------------------------------------------------------------------------------------
Funds, Inc.-International
                         -------------------------------------------------------------------------------------
Stock Fund II - NQ
--------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-        10.801286        12.912980           19.55%         2,978,792          1995
                         -------------------------------------------------------------------------------------
TCI Balanced-Q               10.876699        10.801286           -0.69%         2,670,990          1994
                         -------------------------------------------------------------------------------------
                             10.232829        10.876699            6.29%         2,039,118          1993
                         -------------------------------------------------------------------------------------
                             10.000000        10.232829            2.33%         1,233,110          1992
--------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-        10.801286        12.912980           19.55%         2,471,621          1995
                         -------------------------------------------------------------------------------------
TCI Balanced-NQ              10.876699        10.801286           -0.69%         2,324,933          1994
                         -------------------------------------------------------------------------------------
                             10.232829        10.876699            6.29%         2,073,593          1993
                         -------------------------------------------------------------------------------------
                             10.000000        10.232829            2.33%         1,301,248          1992
--------------------------------------------------------------------------------------------------------------

                                   23 of 131

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                            ACCUMULATION     ACCUMULATION        PERCENT          NUMBER OF
                           UNIT VALUE AT      UNIT VALUE        CHANGE IN       ACCUMULATION
                            BEGINNING OF        AT END         ACCUMULATION    UNITS AT END OF
          FUND                 PERIOD          OF PERIOD        UNIT VALUE       THE PERIOD         YEAR
--------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-         19.378026        25.074858           29.40%         9,867,412         1995
                          ------------------------------------------------------------------------------------
TCI Growth-Q                  19.864882        19.378026           -2.45%         9,394,094         1994
                          ------------------------------------------------------------------------------------
                              18.244594        19.864882            8.88%         8,366,010         1993
                          ------------------------------------------------------------------------------------
                              18.736465        18.244594           -2.63%         7,578,213         1992
                          ------------------------------------------------------------------------------------
                              13.379768        18.736465           40.04%         4,222,602         1991
                          ------------------------------------------------------------------------------------
                              13.732668        13.379768           -2.57%         1,954,531         1990
                          ------------------------------------------------------------------------------------
                              10.801278        13.732668           27.14%           548,848         1989
                          ------------------------------------------------------------------------------------
                              11.201686        10.801278           -3.57%           224,112         1988
                          ------------------------------------------------------------------------------------
                              10.000000        11.201686           12.02%             9,178         1987
--------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-         19.378026        25.074858           29.40%         7,570,906         1995
                          ------------------------------------------------------------------------------------
TCI Growth-NQ                 19.864882        19.378026           -2.45%         7,577,109         1994
                          ------------------------------------------------------------------------------------
                              18.244594        19.864882            8.88%         7,513,748         1993
                          ------------------------------------------------------------------------------------
                              18.736465        18.244594           -2.63%         8,116,485         1992
                          ------------------------------------------------------------------------------------
                              13.379768        18.736465           40.04%         5,428,104         1991
                          ------------------------------------------------------------------------------------
                              13.732668        13.379768           -2.57%         2,629,880         1990
                          ------------------------------------------------------------------------------------
                              10.801278        13.732668           27.14%           974,118         1989
                          ------------------------------------------------------------------------------------
                              11.201686        10.801278           -3.57%           348,954         1988
                          ------------------------------------------------------------------------------------
                              10.000000        11.201686           12.02%             9,741         1987
--------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-          9.392316        10.402550           10.76%         1,565,354         1995
                          ------------------------------------------------------------------------------------
TCI International-Q           10.000000         9.392316           -6.08%           688,372         1994
                          ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-          9.392316        10.402550           10.76%         1,498,305         1995
                          ------------------------------------------------------------------------------------
TCI International-NQ          10.000000         9.392316           -6.08%           845,551         1994
--------------------------------------------------------------------------------------------------------------
Van Eck Worldwide             12.465907        14.433345           15.78%         2,993,355         1995
                          ------------------------------------------------------------------------------------
Insurance Trust -             12.798654        12.465907           -2.60%         2,731,900         1994
                          ------------------------------------------------------------------------------------
Worldwide Bond Fund-Q         12.031194        12.798654            6.38%         2,906,303         1993
                          ------------------------------------------------------------------------------------
                              12.872259        12.031194           -6.53%         2,263,731         1992
                          ------------------------------------------------------------------------------------
                              11.012132        12.872259           16.89%         1,132,905         1991
                          ------------------------------------------------------------------------------------
                              10.027192        11.012132            9.82%           453,396         1990
                          ------------------------------------------------------------------------------------
                              10.000000        10.027192            0.27%            27,550         1989
--------------------------------------------------------------------------------------------------------------
Van Eck Worldwide             12.465907        14.433345           15.78%         3,020,939         1995
                          ------------------------------------------------------------------------------------
Insurance Trust -             12.798654        12.465907           -2.60%         3,204,016         1994
                          ------------------------------------------------------------------------------------
Worldwide Bond Fund-NQ        12.031194        12.798654            6.38%         3,619,098         1993
                          ------------------------------------------------------------------------------------
                              12.872259        12.031194           -6.53%         2,707,532         1992
                          ------------------------------------------------------------------------------------
                              11.012132        12.872259           16.89%         1,168,830         1991
                          ------------------------------------------------------------------------------------
                              10.027192        11.012132            9.82%           497,712         1990
                          ------------------------------------------------------------------------------------
                              10.000000        10.027192            0.27%            51,091         1989
--------------------------------------------------------------------------------------------------------------
Van Eck Worldwide             12.728311        13.944310            9.55%         3,166,034         1995
                          ------------------------------------------------------------------------------------
Insurance Trust-Gold and      13.544828        12.728311           -6.03%         3,213,104         1994
                          ------------------------------------------------------------------------------------
Natural Resources              8.325308        13.544828           62.69%         2,189,942         1993
                          ------------------------------------------------------------------------------------
Fund-Q                         8.795164         8.325308           -5.34%           800,912         1992
                          ------------------------------------------------------------------------------------
                               9.175494         8.795164           -4.15%           449,387         1991
                          ------------------------------------------------------------------------------------
                              10.823789         9.175494          -15.23%           337,698         1990
                          ------------------------------------------------------------------------------------
                              10.000000        10.823789            8.24%            44,378         1989
--------------------------------------------------------------------------------------------------------------
Van Eck Worldwide             12.728311        13.944310            9.55%         3,714,045         1995
                          ------------------------------------------------------------------------------------
Insurance Trust-Gold and      13.544828        12.728311           -6.03%         4,473,812         1994
                          ------------------------------------------------------------------------------------
Natural Resources              8.325308        13.544828           62.69%         3,344,681         1993
                          ------------------------------------------------------------------------------------
Fund-NQ                        8.795164         8.325308           -5.34%           960,152         1992
                          ------------------------------------------------------------------------------------
                               9.175494         8.795164           -4.15%           565,314         1991
                          ------------------------------------------------------------------------------------
                              10.823789         9.175494          -15.23%           475,693         1990
                          ------------------------------------------------------------------------------------
                              10.000000        10.823789            8.24%            83,552         1989
--------------------------------------------------------------------------------------------------------------
Van Kampen American           10.000000        10.765351            7.65%           161,110         1995
Capital Life Investment
Trust-Real Estate
Securities Fund - Q
--------------------------------------------------------------------------------------------------------------

                                   24 of 131

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                            ACCUMULATION     ACCUMULATION        PERCENT          NUMBER OF
                           UNIT VALUE AT      UNIT VALUE        CHANGE IN       ACCUMULATION
                            BEGINNING OF        AT END         ACCUMULATION    UNITS AT END OF
          FUND                 PERIOD          OF PERIOD        UNIT VALUE       THE PERIOD         YEAR
--------------------------------------------------------------------------------------------------------------
Van Kampen American           10.000000        10.765351            7.65%           310,010         1995
Capital Life Investment
Trust-Real Estate
Securities Fund - NQ
--------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-         10.000000        10.661059            6.61%         1,798,470         1995
International Equity
Portfolio - Q
--------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-         10.000000        10.661059            6.61%         2,012,385         1995
International Equity
Portfolio - NQ
--------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-         10.000000        12.430073           24.30%         2,450,661         1995
Small Company Growth
Portfolio - Q
--------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-         10.000000        12.430073           24.30%         2,574,975         1995
Small Company Growth
Portfolio - NQ
--------------------------------------------------------------------------------------------------------------

                                   25 of 131

                        NATIONWIDE LIFE INSURANCE COMPANY

       The Company is a stock life insurance company organized under the laws of the State of Ohio in March 1929. The Company is a member of the "Nationwide Insurance Enterprise," with its Home Office at One Nationwide Plaza, Columbus, Ohio 43216-6609. The Company offers a complete line of life insurance, including annuities and accident and health insurance. It is admitted to do business in the District of Columbia, Puerto Rico and in all states.

                              THE VARIABLE ACCOUNT

       The Variable Account was established by the Company on October 7, 1981, pursuant to the provisions of Ohio law. The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. Such registration does not involve supervision of the management of the Variable Account or the Company by the Securities and Exchange Commission.

       The Variable Account is a separate investment account of the Company and as such, is not chargeable with liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. Obligations under the Contracts, however, are obligations of the Company. Income, gains and losses, whether or not realized, from the assets of the Variable Account are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

       Purchase Payments are allocated within the Variable Account among one or more Sub-Accounts made up of shares in the underlying Mutual Fund option(s) designated by the Contract Owner. There are two Sub-Accounts within the Variable Account for each of the underlying Mutual Fund options which may be designated by the Contract Owner. One such Sub-Account contains the underlying Mutual Funds shares attributable to Accumulation Units under Qualified Contracts, Individual Retirement Annuities, and Tax Sheltered Annuities and one such Sub-Account contains the underlying Mutual Funds shares attributable to Accumulation Units under Non-Qualified Contracts.

UNDERLYING MUTUAL FUND OPTIONS

       Contract Owners may choose from among a number of different underlying Mutual Fund options. (See Appendix B which contains a summary of investment objectives for each underlying Mutual Fund option.) More detailed information may be found in the current prospectus for each underlying Mutual Fund offered. Such a prospectus for the Mutual Fund option(s) being considered must accompany this prospectus and should be read in conjunction herewith. A copy of each prospectus may be obtained without charge from Nationwide Life Insurance Company by calling 1-800-848-6331, TDD 1-800-238-3035, or writing P.O. Box 16609,
Columbus, Ohio 43216-6609.

       The underlying Mutual Fund options may also be available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although the Company does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the underlying Mutual Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Contract Owners and those of other companies, or some other reason. In the event of conflict, the Company will take any steps necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying Mutual Fund or Mutual Funds which are involved in the conflict.

VOTING RIGHTS

       Voting rights under the Contracts apply ONLY with respect to Purchase Payments or accumulated amounts allocated to the Variable Account.

       In accordance with its view of present applicable law, the Company will vote the shares of the underlying Mutual Funds held in the Variable Account at regular and special meetings of the shareholders of the underlying Mutual Funds. These shares will be voted in accordance with instructions received from Contract Owners who have an interest in the Variable Account. If the Investment Company Act of 1940 or any

                                    26 of 131

Regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the underlying Mutual Funds in its own right, it may elect to do so.

       The person having the voting interest under a Contract shall be the Contract Owner. The number of shares attributable to each Contract Owner is determined by dividing the Contract Owner's interest in each respective Sub-Account of the Variable Account by the net asset value of the applicable share of the underlying Mutual Fund corresponding to the Sub-Account.

       The number of shares which a person has the right to vote will be determined as of the date to be chosen by the Company not more than 90 days prior to the meeting of the underlying Mutual Fund and voting instructions will be solicited by written communication at least 21 days prior to such meeting.

       Underlying Mutual Fund shares held in the Variable Account as to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received with respect to all Contracts participating in the Variable Account.

       Each person having a voting interest will receive periodic reports relating to the underlying Mutual Fund, proxy material, and a form with which to give such voting instructions.

        VARIABLE ACCOUNT CHARGES, PURCHASE PAYMENTS, AND OTHER DEDUCTIONS

MORTALITY RISK CHARGE

       The Company assumes a "mortality risk" by virtue of annuity rates incorporated in the Contract which cannot be changed regardless of the death rates of persons receiving annuity payments or of the general population.

       For assuming this mortality risk, the Company deducts a Mortality Risk Charge from the Variable Account. This amount is computed on a daily basis, and is equal to an annual rate of 0.80% of the daily net asset value of the Variable Account. The Company expects to generate a profit through assessing this charge.

EXPENSE RISK CHARGE

       The Company will not increase charges for administration of the Contracts regardless of its actual expenses. For assuming this expense risk, the Company deducts an Expense Risk Charge from the Variable Account. This amount is computed on a daily basis, and is equal to an annual rate of 0.45% of the daily net asset value of the Variable Account. The Company expects to generate a profit through assessing this charge.

CONTINGENT DEFERRED SALES CHARGE

       No deduction for a sales charge is made from the Purchase Payments for these Contracts. However, if any part of the Contract Value of such Contracts is surrendered, the Company will, with certain exceptions (see "Elimination of Contingent Deferred Sales Charge" section), deduct a Contingent Deferred Sales Charge not to exceed 7% of the lesser of the total of all Purchase Payments made within 84 months prior to the date of the request to surrender, or the amount surrendered. The Contingent Deferred Sales Charge, when it is applicable, will be used to cover expenses relating to the sale of the Contracts, including commissions paid to sales personnel, the costs of preparation of sales literature and other promotional activity. The Company attempts to recover its distribution costs relating to the sale of the Contracts from the Contingent Deferred Sales Charge. Any shortfall will be made up from the General Account of the Company, which may indirectly include portions of the Mortality and Expense Risk Charges, since the Company expects to generate a profit from these charges. The maximum amount that may be paid to a selling agent on the sale of these Contracts is 5.25% of Purchase Payments.

       For purposes of the Contingent Deferred Sales Charge, surrenders under a Contract come first from the Purchase Payments which have been on deposit under the Contract for the longest time period. For tax purposes, a surrender is usually treated as a withdrawal of earnings first. This charge will apply in the amounts set forth below to Purchase Payments within the time periods set forth. In no event will any Contingent Deferred Sales Charge be deducted against any values which have been held under the Contract for at least 84 months, or to commencement of an annuity payout under Contracts which have been in effect for at least two years or upon the death of the Designated Annuitant.

       The Contingent Deferred Sales Charge applies to Purchase Payments as follows for Contracts issued on or after December 15, 1988:

                                    27 of 131

    NUMBER OF COMPLETED          CONTINGENT DEFERRED         NUMBER OF COMPLETED         CONTINGENT DEFERRED
     YEARS FROM DATE OF             SALES CHARGE             YEARS FROM DATE OF             SALES CHARGE
      PURCHASE PAYMENT               PERCENTAGE               PURCHASE PAYMENT               PERCENTAGE
             0                           7%                           4                          3%
             1                           6%                           5                          2%
             2                           5%                           6                          1%
             3                           4%                           7                          0%

       Starting with the second year after a Purchase Payment has been made under the Contract, 10% of that Purchase Payment may be withdrawn each year without imposition of the Contingent Deferred Sales Charge. This free withdrawal privilege is non-cumulative and will not exceed 10% of the Purchase Payment in any year. The Contingent Deferred Sales Charge is waived for either: (1) first year withdrawals of up to 10% of each Purchase Payment under Individual Retirement Annuity Contracts issued on or after March 1, 1993, or (2) for Distributions required for the Contract to meet minimum Distribution rules under the Code. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax Sheltered Annuity Plan or other Qualified Plan. No sales charges are deducted on redemption proceeds that are transferred to the Fixed Account option of this annuity. The Contract Owner may be subject to a tax penalty if withdrawals are taken prior to age 59-1/2.

       For Contracts issued prior to December 15, 1988, a Contingent Deferred Sales charge will be made by the Company equal to 5% of the lesser of the total of all Purchase Payments made within 96 months prior to the date of the request for surrender, or the amount surrendered. For Contracts issued prior to December 15, 1988 the Contract Owner may, after the first year from the date of each Purchase Payment, withdraw without a Contingent Deferred Sales Charge, up to 5% of that Purchase Payment for each year that the Purchase Payment has remained on deposit (less the amount of such Purchase Payment previously surrendered free of charge).

       When a Contract is held by a Charitable Remainder Trust, the amount which may be withdrawn from this Contract without application of a Contingent Deferred Sales Charge, shall be the larger of (a) or (b), where (a) is:

       The amount which would otherwise be available for withdrawal without application of a Contingent Deferred Sales Charge;

and where (b) is:

       The difference between the total Purchase Payments made to the Contract as of the date of the withdrawal (reduced by previous withdrawals of such Purchase Payments), and the Contract Value at the close of the day prior to the date of the withdrawal.

ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

       For Tax Sheltered Annuity Contracts issued on or after December 17, 1990, Qualified Contracts sold in conjunction with 401 cases sold on or after January 14, 1991, and SEP-IRA Contracts sold on or after January 14, 1991, the Company will waive the Contingent Deferred Sales Charge when:

       A. the Plan Participant experiences a case of hardship (as provided in Code Section 403(b) and as defined for purposes of Code Section 401(k));

       B.     the Plan Participant becomes disabled (within the meaning of Code
              Section 72(m)(7));

       C. the Plan Participant attains age 59-1/2 and has participated in the Contract for at least 5 years, as determined from the Contract Anniversary date;

       D. the Plan Participant has participated in the Contract for at least 15 years as determined from the Contract Anniversary date;

       E.     the Plan Participant dies; or

       F. the Contract is annuitized after 2 years from the inception of the Contract.

                                    28 of 131

       For Non-Qualified Contracts and IRA Contracts, the Company will waive the Contingent Deferred Sales Charge when:

       A.     the Designated Annuitant dies; or

       B.     the Contract Owner annuitizes after 2 years in the Contract.

       When a Contract described in this prospectus is exchanged for another Contract issued by the Company, or any of its affiliated insurance companies, of the type and class which the Company determined is eligible for such exchange, the Company will waive the Contingent Deferred Sales Charge on the first Contract. Contingent Deferred Sales Charges may apply to the Contract received in the exchange.

       In no event will elimination of Contingent Deferred Sales Charges be permitted where such elimination will be unfairly discriminatory to any person, or where it is prohibited by state law.

CONTRACT MAINTENANCE CHARGE AND ADMINISTRATION CHARGE

       Each year on the Contract Anniversary, (and on the date of surrender in any year in which the entire Contract Value is surrendered) the Company deducts a Contract Maintenance Charge from the Contract Value to reimburse it for administrative expenses relating to the issuance and maintenance of the Contract. The Contract Maintenance Charges are as follows:

        ------------------------------------------------------------------
            AMOUNT                       TYPE OF CONTRACT ISSUED
        ------------------------------------------------------------------
                               - Non-Qualified Contracts
                               - Individual Retirement Annuities
                               - Tax Sheltered Annuities (sold prior to
            $30.00               December 17, 1990)
                               - Qualified Contracts (issued pursuant to a
                                 401 plan prior to January 14, 1991).(1)
        ------------------------------------------------------------------
                               - Tax Sheltered Annuity Contracts issued on
            $12.00               or after December 17, 1990 and before
                                 August 1, 1994.(2)
        ------------------------------------------------------------------
                               - Qualified Contracts issued on or after
        $30.00 to $0.00          January 14, 1991 and before August 1,
                                 1994.(3)
        ------------------------------------------------------------------
                               - Qualified Contracts (sold on or after
       $12.00 to $0.00(4)        August 1, 1994).
                               - Tax Sheltered Annuity Contracts (sold on
                                 or after August 1, 1994).
        ------------------------------------------------------------------

(1) If additional Contracts are or were issued (on or after January 14, 1991) pursuant to a plan which was funded by Contracts described in this prospectus prior to January 14, 1991, such additional Qualified Contracts shall have a Contract Maintenance Charge of $30.00.

(2) This charge may be lowered to reflect savings in administration of the Contracts.

(3) Variances are based on internal underwriting guidelines which can result in reductions of charges in incremental amounts of $5.00. Underwriting considerations include the size of the group, the average participant account balance transferred to the Company, if any, and administrative savings.

(4) The charge is determined based on Company underwriting guidelines.

       All Contract Maintenance Charge reductions shall be based on objective underwriting guidelines which shall be applied in a non-discriminatory manner.

       The Contract Maintenance Charge will be allocated between the Fixed Account and Variable Account in the same percentages as the Purchase Payment investment allocations are to the Fixed Account and Variable Account. The Company also assesses an Administration Charge equal on an annual basis to 0.05% of the daily net asset value of the Variable Account. The deduction of the Administration Charge is made from each Sub-Account in the same proportion that the Contract Value in each Sub-Account bears to the total Contract Value in the Variable Account. These charges are designed only to reimburse the Company for administrative expenses and the Company will monitor these charges to ensure that they do not exceed annual administration expenses. In any Contract Year when a Contract is surrendered for its full value on any date other than the

                                    29 of 131

Contract Anniversary, the Contract Maintenance Charge will be deducted at the time of such surrender. The amount of the Contract Maintenance Charge may not be increased by the Company. In no event will reduction or elimination of the Contract Maintenance Charge be permitted where such reduction or elimination will be unfairly discriminatory to any person, or where it is prohibited by state law.

PREMIUM TAXES

       The Company will charge against the Contract Value the amount of any premium taxes levied by a state or any other governmental entity upon Purchase Payments received by the Company. Premium taxes currently imposed by certain jurisdictions range from 0% to 3.5%. This range is subject to change. The method used to recoup premium tax expense will be determined by the Company at its sole discretion and in compliance with applicable state law. The Company currently deducts such charges from a Contract Owner's Contract Value either: (1) at the time the Contract is surrendered, (2) at Annuitization, or (3) at such earlier date as the Company may become subject to such taxes.

EXPENSES OF VARIABLE ACCOUNT

       The Variable Account is responsible for the following types of expenses:
(1) administrative expenses relating to the issuance and maintenance of the Contracts; (2) mortality risk charge associated with guaranteeing the annuity purchase rates at issue for the life of the Contracts; and (3) expense risk charge associated with guaranteeing that the Mortality Risk, Expense Risk, Contract Maintenance and Administration Charges described in this prospectus will not change regardless of actual expenses. If these charges are insufficient to cover these expenses, the loss will be borne by the Company.

       For 1995, the Variable Account incurred total expenses equal to 1.47% of its average net assets, relating to the administrative, sales, mortality and expense risk charges described above for all Contracts outstanding during that year. Deductions from and expenses paid out of the assets of the underlying Mutual Funds are described in each underlying Mutual Fund prospectus.

INVESTMENTS OF THE VARIABLE ACCOUNT

       At the time of purchase each Contract Owner elects to have Purchase Payments attributable to his or her participation in the Variable Account allocated among one or more of the Sub-Accounts which consist of shares in the underlying Mutual Fund options. Shares of the respective underlying Mutual Fund options specified by the Contract Owner are purchased at net asset value for the respective Sub-Account(s) and converted into Accumulation Units. At the time of application, the Contract Owner designates the underlying Mutual Funds to which he or she desires to have Purchase Payments allocated. The Contract Owner may change the election as to allocation of Purchase Payments or may elect to exchange amounts among the Sub-Account options pursuant to such terms and conditions applicable to such transactions as may be imposed by each of the underlying Mutual Funds, in addition to those set forth in the Contracts.

RIGHT TO REVOKE

       The Contract Owner may revoke the Contract at any time between the date of application and the date 10 days after receipt of the Contract and receive a refund of the Contract Value unless otherwise required by state and/or federal law. All Individual Retirement Annuity refunds will be return of Purchase Payments. In order to revoke the Contract, it must be mailed or delivered to the Home Office of the Company at the mailing address shown on page 1 of this prospectus. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective. In order to revoke the Contract, if it has not been received, written notice must be mailed or delivered to the Home Office of the Company at the mailing address shown on page 1 of this prospectus.

       The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by the Company.

TRANSFERS

       The Owner may request a transfer of up to 100% of the Contract Value from the Variable Account to the Fixed Account, without penalty or adjustment. All amounts transferred to the Fixed Account must remain on deposit in the Fixed Account until the expiration of the current Interest Rate Guarantee Period. In addition, transfers from the Fixed Account may not be made prior to the end of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period expires on the final day of a calendar quarter during which the one

                                    30 of 131
year anniversary of the allocation to the Fixed Account occurs. Transfers must also be made prior to the Annuitization Date. The Owner's value in each Sub-Account will be determined as of the date the transfer request is received in the Home Office in good order. The Company reserves the right to restrict transfers from the Variable Account to the Fixed Account to 25% of the Contract Value for any 12 month period.

       The Owner may at the maturity of an Interest Rate Guarantee Period, transfer a portion of the value of the Fixed Account to the Variable Account. The amount that may be transferred from the Fixed Account to the Variable Account will be determined by the Company, at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing. The amount that may be transferred will be declared upon the expiration date of the then current Interest Rate Guarantee Period. Transfers from the Fixed Account must be made within 30 days after the expiration date of the guarantee period. Owners who have entered into a Dollar Cost Averaging agreement with the Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

       Transfers may be made either in writing or, in states allowing such transfers, by telephone. This telephone exchange privilege is made available to Contract Owners automatically without Owners having to elect this privilege. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include any or all of the following, or such other procedures as the Company may, from time to time, deem reasonable: requesting identifying information, such as name, contract number, Social Security Number, and/or personal identification number; tape recording all telephone transactions; or providing written confirmation thereof to both the Contract Owner and any agent of record, at the last address of record. The Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by the Contract Owner. The Company may withdraw the telephone exchange privilege upon 30 days' written notice to the Contract Owners.

ASSIGNMENT

       Where permitted, the Contract Owner may assign some or all rights under the Contract at any time during the lifetime of the Designated Annuitant. Such assignment will take effect upon receipt by the Company of a written notice thereof executed by the Contract Owner. The Company assumes no responsibility for the validity or sufficiency of any assignment. The Company shall not be liable as to any payment or other settlement made by the Company before receipt of the assignment. Where necessary for the proper administration of the terms of the Contract, an assignment will not be recorded until the Company has received sufficient direction from the Contract Owner and assignee as to the proper allocation of Contract rights under the assignment. Individual Retirement Annuities, Tax Sheltered Annuities, and Qualified Contracts may not be assigned, pledged or otherwise transferred except under such conditions as may be allowed by applicable law.

       If this Contract is a Non-Qualified Contract, any portion of Contract Value attributable to Purchase Payments made after August 13, 1982, which is pledged or assigned after August 13, 1982, shall be treated as a Distribution and shall be included in gross income to the extent that the cash value exceeds the investment in the Contract for the taxable year in which assigned or pledged. In addition, any Contract Values assigned may, under certain conditions, be subject to a tax penalty equal to 10% of the amount which is included in gross income. Assignments of the entire Contract Value may cause the portion of the Contract Value which exceeds the total investment in the Contract to be included in gross income each year that the assignment is in effect.

LOAN PRIVILEGE

       Prior to the Annuitization Date, the Owner of a Qualified Contract or Tax Sheltered Annuity Contract may receive a loan from the Contract Value subject to the terms of the Contract, the Plan, and the Code, which impose restrictions on loans.

       Loans from Qualified Contracts or Tax Sheltered Annuities are available beginning 30 days after the Date of Issue. The Contract Owner may borrow a minimum of $1,000. In non-ERISA plans, for Contract Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80% of the Contract Value, but not more than $10,000. If the Contract Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balances owed during the prior one-year period.

                                    31 of 131

Additional loans are subject to the Contract minimum amount. The aggregate of all loans may not exceed the Contract Value limitations stated in this provision.

       For salary reduction Tax Sheltered Annuities, loans may only be secured by the Contract Value. For loans from Qualified Contracts and other Tax Sheltered Annuities, the Company reserves the right to limit a loan to 50% of the Contract Value subject to the acceptance by the Contract Owner of the Company's loan agreement. Where permitted, the Company may require other named collateral where the loan from a Contract exceeds 50% of the Contract Value.

       All loans are made from a collateral fixed account. An amount equal to the principal amount of the loan will be transferred to the collateral fixed account. Unless instructed to the contrary by the Contract Owner, the Company will first transfer to the collateral fixed account the Variable Account units from the Contract Owner's investment options in proportion to the assets in each option until the required balance is reached or all such variable units are exhausted. The remaining required collateral will next be transferred from the Fixed Account. No withdrawal charges are deducted at the time of the loan, or on the transfer from the Variable Account to the collateral fixed account.

       Until the loan has been repaid in full, that portion of the collateral fixed account equal to the outstanding loan balance shall be credited with interest at a rate 2.25% less than the loan interest rate fixed by the Company for the term of the loan. However, the interest rate credited to the collateral fixed account will never be less than 3.0%. Specific loan terms are disclosed at the time of loan application or loan issuance.

       Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase the principal residence of the Contract Owner must be repaid within 15 years. During the loan term, the outstanding balance of the loan will continue to earn interest at an annual rate as specified in the loan agreement. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Loan repayments will be allocated between the Fixed and Variable Accounts in the same proportion as when the loan was made.

       If the Contract is surrendered while the loan is outstanding, the surrender value will be reduced by the amount of the loan outstanding plus accrued interest. If the Contract Owner/Annuitant dies while the loan is outstanding, the Death Benefit will be reduced by the amount of the loan outstanding plus accrued interest. If annuity payments start while the loan is outstanding, the Contract Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Code.

       If a loan payment is not made when due, interest will continue to accrue. A grace period may be available under the terms of the loan agreement. If a loan payment is not made when due, or by the end of the applicable grace period, then that payment, which may be a single periodic payment or payment of the entire loan, will be treated as a deemed Distribution, as permitted by law, may be taxable to the borrower, and may be subject to the early withdrawal tax penalty. Interest which subsequently accrues on defaulted amounts may also be treated as additional deemed Distributions each year. Any defaulted amounts, plus accrued interest, will be deducted from the Contract when the Participant becomes eligible for a Distribution of at least that amount, and this amount may again be treated as a Distribution where required by law. Additional loans may not be available while a previous loan remains in default.

       Loans may also be subject to additional limitations or restrictions under the terms of the employer's plan. Loans permitted under this Contract may still be taxable in whole or part if the Participant has additional loans from other plans or contracts. The Company will calculate the maximum nontaxable loan based on the information provided by the Participant or the employer.

       Loan repayments must be identified as such or else they will be treated as Purchase Payments, and will not be used to reduce the outstanding loan principal or interest due. The Company reserves the right to modify the term or procedures of the loan in the event of a change in the laws or regulations relating to the treatment of loans. The Company also reserves the right to assess a loan processing fee. Individual Retirement Annuities, SEP-IRA accounts and Non-Qualified Contracts are not eligible for loans.

OWNERSHIP PROVISIONS

       Unless otherwise provided, the Contract Owner has all rights under the Contract. IF THE PURCHASER NAMES SOMEONE OTHER THAN HIMSELF OR HERSELF AS OWNER, THE PURCHASER WILL HAVE NO RIGHTS UNDER THE CONTRACT. If the Owner dies prior to the Annuitization Date, Contract ownership

                                    32 of 131
will be determined in accordance with the "Death of Contract Owner" provision. If the Designated Annuitant does not survive the Contract Owner or if the Designated Annuitant and the Owner are the same person, Contract ownership will be determined in accordance with the "Death Of Designated Annuitant Prior To The Annuitization Date" provision. After the Annuitization Date ownership will be based on the Annuity Payment Option selected. Ownership rights under this Contract may be restricted under the provisions of the retirement or deferred compensation plan under which this Contract may be issued.

       Prior to the Annuitization Date, the Contract Owner may name a new Contract Owner at any time, but such change may be subject to state and federal gift taxes and may be treated as an assignment of the Contract for income tax purposes. Such an assignment would result in a deemed Distribution of the value of the Contract. Any new choice of Contract Owner will automatically revoke any prior choice of Contract Owner. Any request for change must be: (1) made in writing; and (2) received by the Company at its Home Office. A request for change of Contract Owner must be a "proper written application" and may include a signature guarantee as specified in the "Surrender" section. The change will become effective as of the date the written request is signed. A new choice of Contract Owner will not apply to any payment made or action taken by the Company prior to the time it was received.

       A change in the Designated Annuitant will have the following conditions:
(1) request for such change must be made by the Contract Owner; (2) request must be made in writing on a form acceptable to the Company; (3) request must be signed by the Contract Owner; and (4) such change is subject to underwriting and approval by the Company.

CONTINGENT OWNER AND BENEFICIARY PROVISIONS

       The Contingent Owner is the person (or persons) who may receive certain benefits under the Contract if the Contract Owner dies before the Annuitization Date. If more than one Contingent Owner survives the Contract Owner, each will share equally unless otherwise specified in the Contingent Owner designation. If a Contingent Owner is not named or predeceases the Contract Owner, all rights and interest of the Contingent Owner will vest in the Contract Owner's estate. Subject to the terms of any existing assignment, the Contract Owner may change the Contingent Owner from time to time prior to the Annuitization Date by written notice to the Company. The change, upon receipt and recording by the Company at its Home Office, will take effect as of the time the written notice was signed, whether or not the Contract Owner is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change. Unless the Contingent Owner is also the named Beneficiary (or Contingent Beneficiary, if applicable), the Contingent Owner shall have no rights in the Contract if the Contract Owner/Annuitant dies. If a Contract Owner/Annuitant dies, disposition of the Contract shall be determined based on the "Death of Designated Annuitant Prior to the Annuitization Date" provisions.

       The Beneficiary is the person or persons who may receive certain benefits under the Contract in the event the Designated Annuitant dies prior to the Annuitization Date. If more than one Beneficiary survives the Designated Annuitant, each will share equally unless otherwise specified in the Beneficiary designation. If no Beneficiary survives the Designated Annuitant, all rights and interest of the Beneficiary shall vest in the Contingent Beneficiary, and if more than one Contingent Beneficiary survives, each will share equally unless otherwise specified in the Contingent Beneficiary designation. If a Contingent Beneficiary is not named or predeceases the Designated Annuitant, all rights and interest of the Contingent Beneficiary will vest with the Contract Owner or the Contract Owner's estate. Subject to the terms of any existing assignment, the Contract Owner may change the Beneficiary or Contingent Beneficiary from time to time during the lifetime of the Designated Annuitant, by written notice to the Company. The change, upon receipt by the Company at its Home Office, will take effect as of the time the written notice was signed, whether or not the Designated Annuitant is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.

SUBSTITUTION OF SECURITIES

       If the shares of the underlying Mutual Fund options described in this prospectus should no longer be available for investment by the Variable Account or if, in the judgment of the Company's management, further investment in such underlying Mutual Fund shares should become inappropriate in view of the purposes of the Contract, the Company may eliminate Sub-Accounts, combine two or more Sub-Accounts, or substitute shares of another underlying Mutual Fund for underlying Mutual Fund shares already purchased or to be purchased in the future with Purchase Payments under the Contract. No substitution of securities in the Variable Account

                                    33 of 131
may take place without prior approval of the Securities and Exchange Commission, and under such requirements as it may impose.

CONTRACT OWNER INQUIRIES

       Contract Owner inquiries may be directed to Nationwide Life Insurance Company by writing P.O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-6331, TDD 1-800-238-3035.

                     ANNUITY PAYMENT PERIOD-VARIABLE ACCOUNT

       At the Annuitization Date the Variable Account Contract Value is applied to the Annuity Payment Option elected and the amount of the first such payment shall be determined in accordance with the Annuity Table in the Contract.

       Subsequent Variable Annuity payments vary in amount in accordance with the investment performance of the Variable Account. The dollar amount of the first annuity payment determined as above is divided by the value of an Annuity Unit as of the Annuitization Date to establish the number of Annuity Units representing each monthly annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value for the Valuation Period in which the payment is due. The Company guarantees that the dollar amount of each payment after the first will not be affected by variations in mortality experience from mortality assumptions used to determine the first payment.

VALUE OF AN ANNUITY UNIT

       The value of an Annuity Unit was arbitrarily set initially at $10 when the first underlying Mutual Fund shares were purchased. The value of an Annuity Unit for a Sub-Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the Annuity Tables contained in the Contracts (see "Net Investment Factor").

ASSUMED INVESTMENT RATE

       A 3.5% Assumed Investment Rate is built into the Annuity Tables contained in the Contracts. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual investment rate is at the annual rate of 3.5%, the annuity payments will be level.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

       Annuity payments will be paid as monthly installments. However, if the net amount available to apply under any Annuity Payment Option is less than $500, the Company shall have the right to pay such amount in one lump sum in lieu of the payments otherwise provided for. In addition, if the payments provided for would be or become less than $20, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $20. In no event will the Company make payments under an annuity option less frequently than annually.

ANNUITY COMMENCEMENT DATE

       The Contract Owner selects an Annuity Commencement Date at the time of application. Such date must be the first day of a calendar month and must be at least 2 years after the Date of Issue. In the event the Contract is issued subject to the terms of a Qualified Plan, Annuitization may occur during the first 2 years subject to approval by the Company.

CHANGE IN ANNUITY COMMENCEMENT DATE

       The Contract Owner may, upon prior written notice to the Company, change the Annuity Commencement Date. The date to which such a change may be made shall be the first day of a calendar month.

       If the Contract Owner requests in writing, and the Company approves the request, the Annuity Commencement Date may be deferred. No further changes in the Designated Annuitant will be permitted under the Contract. The amount of the Death Benefit will be limited to the Contract Value if the Annuity

                                    34 of 131

Commencement Date is postponed beyond the first day of the calendar month after the Designated Annuitant's 75th birthday or such other Annuity Commencement Date provided under the Contract Owner's Qualified Plan.

CHANGE IN FORM OF ANNUITY

       The Contract Owner may, upon prior written notice to the Company, at any time prior to the Annuitization Date, elect one of the Annuity Payment Options.

ANNUITY PAYMENT OPTIONS

       Any of the following Annuity Payment Options may be elected:

       Option 1-Life Annuity-An annuity payable monthly during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant. IT WOULD BE POSSIBLE UNDER THIS OPTION FOR THE ANNUITANT TO RECEIVE ONLY ONE ANNUITY PAYMENT IF HE OR SHE DIED BEFORE THE SECOND ANNUITY PAYMENT DATE, TWO ANNUITY PAYMENTS IF HE OR SHE DIED BEFORE THE THIRD ANNUITY PAYMENT DATE, AND SO ON.

       Option 2-Joint and Last Survivor Annuity-An annuity payable monthly during the joint lifetimes of the Annuitant and designated second person and continuing thereafter during the lifetime of the survivor. AS IS THE CASE UNDER OPTION 1 ABOVE, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

       Option 3-Life Annuity With 120 or 240 Monthly Payments Guaranteed-An annuity payable monthly during the lifetime of the Annuitant with the guarantee that if at the death of the Annuitant payments have been made for fewer than 120 or 240 months, as selected, payments will be made as follows:

       (1) If the Annuitant is the payee, any guaranteed annuity payments will be continued during the remainder of the selected period to the Beneficiary or the Beneficiary may, at any time, elect to have the present value of the guaranteed number of annuity payments remaining paid in a lump sum as specified in section (2) below.

       (2) If a Beneficiary is the payee, the present value, computed as of the date on which notice of death is received by the Company at its Home Office, of the guaranteed number of annuity payments remaining after receipt of such notice and to which the deceased would have been entitled had he or she not died, computed at the Assumed Investment Rate effective in determining the Annuity Tables, shall be paid in a lump sum.

       Some of the stated Annuity Options may not be available in all states. The Owner may request an alternative non-guaranteed option by giving notice in writing prior to Annuitization. If such a request is approved by the Company, it will be permitted under the Contract.

       If the Owner of a Non-Qualified Contract fails to elect an Annuity Payment Option, the Contract Value will continue to accumulate. Qualified Plan Contracts, Individual Retirement Annuities or Tax Sheltered Annuities are subject to the minimum Distribution requirements set forth in the Plan, Contract, or Code.

DEATH OF CONTRACT OWNER

A. For Non-Qualified Contracts issued on or after January 19, 1985, in the event the Contract Owner dies, the following rules will apply:

(1) If the Contract Owner dies prior to the Annuitization Date, the entire interest in the Contract, less any applicable deductions (which may include a Contingent Deferred Sales Charge), must be distributed within 5 years unless the recipient of the Distribution is the Contract Owner's spouse. Such Distribution will be paid to the Designated Annuitant unless the Owner has named a Contingent Owner or his or her estate to receive the Distribution. In the alternative, the Designated Annuitant or Contingent Owner (where one is named) may elect to receive Distribution in the form of a life annuity or an annuity for a period certain not exceeding the Designated Annuitant's (Contingent Owner's) life expectancy and such annuity must begin within one year following the date of the Contract Owner's death. In the event the Designated Annuitant or Contingent Owner is the Contract Owner's spouse, the Contract may be continued by such Designated Annuitant or Contingent Owner, treating the spouse as the Contract Owner. In the event the Designated Annuitant does not survive the Contract Owner, or if the Designated Annuitant and the Contract Owner are the same person, a Distribution will be made in accordance with

                                    35 of 131
       the "Death of Designated Annuitant Prior To The Annuitization Date" provision below; provided, however, that all Distributions made as a result of the death of the Contract Owner shall be made within the time limits set forth in this paragraph. If the Contract Owner and the Designated Annuitant are not the same, no Death Benefit is payable upon the death of the Contract Owner, but Distribution must be made as discussed above.

(2) In the event the Contract Owner/Annuitant dies on or after the Annuitization Date, Distribution, if any, must be made to the Beneficiary at least as rapidly as under the method of Distribution being used as of the date of the Contract Owner/Annuitant's death.

B. If the Contract Owner is not a natural person, the death of the Designated Annuitant (or a change of the Designated Annuitant) will be treated like a death of the Contract Owner and will result in a Distribution pursuant to Section (1), regardless of whether a Contingent Designated Annuitant has also been named. The Distribution will take the form of either:

       (a) the Death Benefit described below (if the Designated Annuitant has died and there is no Contingent Designated Annuitant), or, in all other cases,

       (b) the benefit described in Section (1), of this provision, except that in the event of a change of Annuitant, the benefit will be paid to the Contract Owner if the Designated Annuitant is living, or as a Death Benefit to the Beneficiary upon the death of the Designated Annuitant (and the Contingent Designated Annuitant, if any) prior to the expiration of the period described in Section
              (1)of this provision.

DEATH OF DESIGNATED ANNUITANT PRIOR TO THE ANNUITIZATION DATE

       A Death Benefit is payable to the Beneficiary unless the Owner has named a Contingent Designated Annuitant. In such case, the Death Benefit is payable to the Beneficiary upon the death of the last survivor of the Designated Annuitant and Contingent Designated Annuitant. The value of the Death Benefit will be determined as of the Valuation Date coincident with or next following the date the Company receives both (1) due proof of death and (2) an election for (a) a single sum payment or (b) Annuity Payment Option.

       Contracts issued in connection with Qualified Plans, Individual Retirement Annuities, or Tax Sheltered Annuities will be subject to specific rules, set forth in the Plan, Contract, or Code concerning distributions upon the death of the Owner or Designated Annuitant (see the "Required Distribution For Qualified Plans or Tax Sheltered Annuities" provision).

       If a single sum settlement is requested, payment will be made in accordance with any applicable laws and regulations governing the payment of Death Benefits. If an Annuity Payment Option is desired, election may be made by the Beneficiary during the 90-day period commencing with the date written notice is received by the Company. If no election has been made by the end of such 90-day period, the Death Benefit will be paid to the Beneficiary in a single sum. The amount of the Death Benefit will be the greater of (i) the sum of all Purchase Payments, less any amounts surrendered, or (ii) the Contract Value.

       If the Contract Owner has (1) requested an Annuity Commencement Date later than the first day of the calendar month after the Designated Annuitant's 75th birthday, (2) the Company has approved the request, and (3) the Designated Annuitant dies after his or her 75th birthday, the dollar amount of the Death Benefit will be equal to the Contract Value.

DEATH BENEFIT AFTER THE ANNUITIZATION DATE

       If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be as specified in the Annuity Payment Option elected.

REQUIRED DISTRIBUTION FOR QUALIFIED PLANS OR TAX SHELTERED ANNUITIES

       The entire interest of an Annuitant under a Qualified Contract or Tax Sheltered Annuity Contract will be distributed in a manner consistent with the Minimum Distribution and Incidental Benefit (MDIB) provisions of Section 401(a)(9) of the Code and regulations thereunder, as applicable, and will be paid, notwithstanding anything else contained herein, to the Owner/Annuitant under the Annuity Payments Option selected, over a period not exceeding:

       A. the life of the Owner/Annuitant or the lives of the Owner/Annuitant and the Owner/Annuitant's Designated Beneficiary; or

                                    36 of 131

       B. a period not extending beyond the life expectancy of the Owner/Annuitant or the life expectancy of the Owner/Annuitant and the Owner/Annuitant's designated Beneficiary provided that, for Tax Sheltered Annuity Contracts, no Distributions will be required from this Contract if Distributions otherwise required from this Contract are being withdrawn from another Tax Sheltered Annuity Contract of the Annuitant.

       If the Owner/Annuitant's entire interest is to be distributed in equal or substantially equal payments over a period described in A or B, such payments will commence not later than the first day of April following the calendar year in which the Owner/Annuitant attains age 70-1/2 (the Required Beginning Date). In the case of a governmental plan (as defined in Code Section 414(d)), or church plan (as defined in Code Section 401(a)(9)(C)), the Required Beginning Date will be the later of the dates determined under the preceding sentence or April 1 of the calendar year following the calendar year in which the Annuitant retires.

       If the Owner dies prior to the commencement of his or her Distribution, the interest in the Qualified Contract or Tax Sheltered Annuity must be distributed by December 31 of the year in which the fifth anniversary of his or her death occurs unless:

(a) In the case of a Tax Sheltered Annuity, the Owner names his or her surviving spouse as the Beneficiary and such spouse elects to:

       (i) treat the annuity as a Tax Sheltered Annuity established for his or her benefit; or

       (ii) receive Distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Owner would have attained age 70-1/2; or

(b) In the case of a Tax Sheltered Annuity or a Qualified Contract, the Owner names a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive a Distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Owner dies.

       If the Owner/Annuitant dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death, except that a surviving spouse may treat a Tax Sheltered Annuity as his or her own to the extent permitted by law.

       Payments commencing on the Required Beginning Date will not be less than the lesser of the quotient obtained by dividing the entire interest of the Owner/Annuitant by the life expectancy of the Owner/Annuitant, or the joint and last survivor expectancy of the Owner/Annuitant and the Owner/Annuitant's designated Beneficiary (whichever is applicable under the applicable Minimum Distribution or MDIB provisions). Life expectancy and joint and last survivor expectancy are computed by the use of return multiples contained in Section 1.72-9 of the Treasury Regulations.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES

       Distribution from an Individual Retirement Annuity must begin not later than April 1 of the calendar year following the calendar year in which the Owner attains age 70-1/2, provided that, for Individual Retirement Annuity Contracts, no Distributions will be required from this Contract if Distributions otherwise required from this Contract are being withdrawn from another Individual Retirement Annuity Contract or Individual Retirement Account of the Annuitant. Distribution may be accepted in a lump sum or in nearly equal payments over: (a) the Owner's life or the lives of the Owner and his or her spouse or designated Beneficiary, or (b) a period not extending beyond the life expectancy of the Owner or the joint life expectancy of the Owner and the Owner's designated Beneficiary.

       If the Owner dies prior to the commencement of his or her Distribution, the interest in the Individual Retirement Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

(a) The Owner names his or her surviving spouse as the Beneficiary and such spouse elects to:

       (i) treat the annuity as an Individual Retirement Annuity established for his or her benefit; or

       (ii) receive Distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Owner would have attained age 70-1/2; or

                                    37 of 131

(b) The Owner names a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive a Distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Owner dies.

       If the Owner dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death, except that a surviving spouse may treat the Individual Retirement Annuity as his or her own, in the same manner as is described in section (a)(i) of this provision.

       If the amounts distributed do not satisfy the Distribution rules mentioned above, a penalty tax of 50% is levied on the amount that should have been distributed for that year.

       A pro-rata portion of all Distributions will be included in the gross income of the person receiving the Distribution and taxed at ordinary income tax rates. The portion of the Distribution which is taxable is based on the ratio between the amount by which non-deductible contributions exceed prior non-taxable Distributions and total account balances at the time of the Distribution. The Owner of an Individual Retirement Annuity must annually report the amount of non-deductible contributions, the amount of any Distribution, the amount by which non-deductible contributions for all years exceed non-taxable Distributions for all years, and the total balance of all Individual Retirement Accounts and Annuities.

       Individual Retirement Annuity Distributions will not receive the benefit of the tax treatment of a lump sum Distribution from a Qualified Plan. If the Owner dies prior to the time Distribution of his or her interest in the annuity is completed, the balance will also be included in his or her gross estate.

GENERATION-SKIPPING TRANSFERS

       The Company may be required to determine whether the Death Benefit or any other payment constitutes a direct skip as defined in Section 2612 of the Code, and the amount of the tax on the generation-skipping transfer resulting from such direct skip. If applicable, such payment will be reduced by any tax the Company is required to pay by Section 2603 of the Code.

       A direct skip may occur when property is transferred to or a Death Benefit is paid to an individual two or more generations younger than the Contract Owner.

                               GENERAL INFORMATION

CONTRACT OWNER SERVICES

       ASSET REBALANCING- The Contract Owner may direct the automatic reallocation of contract values to the underlying Mutual Fund options on a predetermined percentage basis every three months. If the last day of the three month period falls on a Saturday, Sunday, recognized holiday or any other day when the New York Stock Exchange is closed, the Asset Rebalancing exchange will occur on the last business day before that day. An Asset Rebalancing request must be in writing on a form provided by the Company.

       Contracts issued to a Qualified Plan or a Tax Sheltered Annuity Plan as defined by the Code may have superseding plan restrictions with regard to the frequency of fund exchanges and underlying Mutual Fund options. The Contract Owner may want to contact a financial adviser in order to discuss the use of Asset Rebalancing in his or her Contract.

       The Company reserves the right to discontinue offering Asset Rebalancing upon 30 days' written notice; such discontinuation will not affect Asset Rebalancing programs which have already commenced. The Company also reserves the right to assess a processing fee for this service.

       DOLLAR COST AVERAGING- The Contract Owner may direct the Company to automatically transfer from the Money Market Sub-Account, Limited Maturity Bond Portfolio Sub-Account or the Fixed Account to any other Sub-Account within the Variable Account on a monthly basis. This service is intended to allow the Contract Owner to utilize Dollar Cost Averaging, a long-term investment program which provides for regular, level investments over time. The Company makes no guarantees that Dollar Cost Averaging will result in a profit or protect against loss in a declining market. To qualify for Dollar Cost Averaging, there must be a minimum total Contract Value of $15,000. Transfers for purposes of Dollar Cost Averaging can only be made from the Money Market Sub-Account, Limited Maturity Bond Portfolio Sub-Account or the Fixed Account. The minimum monthly Dollar Cost Averaging transfer is $100. In addition, Dollar Cost Averaging monthly transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value when the Dollar Cost Averaging

                                    38 of 131
program is requested. Transfers out of the Fixed Account, other than for Dollar Cost Averaging, may be subject to certain additional restrictions (see "Transfers"). A written election of this service, on a form provided by the Company, must be completed by the Contract Owner in order to begin transfers. Once elected, transfers from the Money Market Sub-Account, Limited Maturity Bond Portfolio Sub-Account or the Fixed Account will be processed monthly until either the value in the Money Market Sub-Account, Limited Maturity Bond Portfolio Sub-Account or the Fixed Account is completely depleted or the Contract Owner instructs the Company in writing to cancel the monthly transfers.

       The Company reserves the right to discontinue offering Dollar Cost Averaging upon 30 days' written notice; such discontinuation will not affect Dollar Cost Averaging programs which have already commenced. The Company also reserves the right to assess a processing fee for this service.

       SYSTEMATIC WITHDRAWALS- A Contract Owner may elect in writing on a form provided by the Company to take Systematic Withdrawals by surrendering a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. The Company will process the withdrawals as directed by surrendering on a pro-rata basis Accumulation Units from all Sub-Accounts in which the Contract Owner has an interest, and the Fixed Account. A Contingent Deferred Sales Charge may also apply to Systematic Withdrawals in accordance with the considerations set forth in the "Contingent Deferred Sales Charge" section. Each Systematic Withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on Systematic Withdrawals if the Contract Owner is under age 59-1/2. If directed by the Contract Owner, the Company will withhold federal income taxes from each Systematic Withdrawal. The Contract Owner may discontinue Systematic Withdrawals at any time by notifying the Company in writing.

       The Company reserves the right to discontinue offering Systematic Withdrawals upon 30 days' written notice; such discontinuation will not affect any Systematic Withdrawal programs already commenced. The Company also reserves the right to assess a processing fee for this service.

STATEMENTS AND REPORTS

       The Company will mail to Contract Owners, at their last known address of record, any statements and reports required by applicable law or regulation. Contract Owners should therefore give the Company prompt notice of any address change. The Company will send a confirmation statement to Contract Owners each time a transaction is made affecting the Owners' Variable Account Contract Value, such as making additional Purchase Payments, transfers, exchanges or withdrawals. Quarterly statements are also mailed detailing the Contract activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plan (such as a dollar cost averaging program) or salary reduction arrangement, the Contract Owner may receive confirmation of such transactions in their quarterly statements. The Contract Owner should review the information in these statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Owner's Contract. The Company will assume all transactions are accurately reported on quarterly statements or confirmation statements unless the Contract Owner notifies the Company otherwise within 30 days after receipt of the statement. The Company will also send to Contract Owners each year an annual report and a semi-annual report containing financial statements for the Variable Account, as of December 31 and June 30, respectively.

ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE

       Purchase Payments are allocated to one or more Sub-Accounts within the Variable Account in accordance with the designation of the underlying Mutual Funds by the Contract Owner, and converted into Accumulation Units.

       The initial first year Purchase Payment must be at least $1,500 for Non-Qualified Contracts. However, if periodic payments are expected by the Company, this initial first year minimum may be satisfied by Purchase Payments made on an annualized basis. Purchase Payments, if any, after the first Contract Year must be at least $10 each. The Company, however, reserves the right to lower this $10 Purchase Payment minimum for certain employer sponsored programs. The Contract Owner may increase or decrease Purchase Payments or change the frequency of payment. The Contract Owner is not obligated to continue Purchase Payments in the amount or at the frequency elected. There are no penalties for failure to continue Purchase Payments.

       The cumulative total of all Purchase Payments under Contracts issued on the life of any one Designated Annuitant may not exceed $1,000,000 without prior consent of the Company.

                                    39 of 131

       THE PURCHASER IS CAUTIONED THAT INVESTMENT RETURN ON SMALL INITIAL AND SUBSEQUENT PURCHASE PAYMENTS MAY BE LESS THAN CHARGES ASSESSED BY THE COMPANY.

       The initial Purchase Payment allocated to designated Sub-Accounts of the Variable Account will be priced not later than 2 business days after receipt of an order to purchase if the application and all information necessary for processing the purchase order are complete upon receipt by the Company. The Company may, however, retain the Purchase Payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be made complete within 5 days, the prospective purchaser will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the prospective purchaser specifically consents to the Company retaining the Purchase Payment until the application is made complete. Thereafter, subsequent Purchase Payments will be priced on the basis of the Accumulation Value next computed for the appropriate Sub-Account after the additional Purchase Payment is received.

       Purchase Payments will not be priced on the following nationally recognized holidays: New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

VALUE OF A VARIABLE ACCOUNT ACCUMULATION UNIT

       The value of a Variable Account Accumulation Unit for each Sub-Account was arbitrarily set initially at $10 when underlying Mutual Fund shares in that Sub-Account were available for purchase. The value for any subsequent Valuation Period is determined by multiplying the Accumulation Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account during the subsequent Valuation Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. The number of Accumulation Units will not change as a result of investment experience.

NET INVESTMENT FACTOR

       The Net Investment Factor for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where:

(a)    is the net of:

       (1) the net asset value per share of the underlying Mutual Fund held in the Sub-Account determined at the end of the current Valuation Period, plus

       (2) the per share amount of any dividend or capital gain Distributions made by the underlying Mutual Fund held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period.

(b)    is the net of:

       (1) the net asset value per share of the underlying Mutual Fund held in the Sub-Account determined at the end of the immediately preceding Valuation Period, plus or minus

       (2) the per share charge or credit, if any, for any taxes reserved for in the immediately preceding Valuation Period (see "Charge For Tax Provisions").

(c) is a factor representing the daily Mortality Risk Charge, Expense Risk Charge and Administration Charge deducted from the Variable Account. Such factor is equal to an annual rate of 1.30% of the daily net asset value of the Variable Account.

       For underlying Mutual Fund options that credit dividends on a daily basis and pay such dividends once a month (the Nationwide Separate Account Trust - Money Market Fund), the Net Investment Factor allows for the monthly reinvestment of these daily dividends.

       The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of underlying Mutual Fund shares, because of the deduction for Mortality Risk Charge, Expense Risk Charge and Administration Charge.

                                    40 of 131

VALUATION OF ASSETS

       Underlying Mutual Fund shares in the Variable Account will be valued at their net asset value.

DETERMINING THE CONTRACT VALUE

       The sum of the value of all Variable Account Accumulation Units attributable to the Contract and amounts credited to the Fixed Account is the Contract Value. The number of Accumulation Units credited per each Sub-Account are determined by dividing the net amount allocated to the Sub-Account by the Accumulation Unit Value for the Sub-Account for the Valuation Period during which the Purchase Payment is received by the Company. In the event part or all of the Contract Value is surrendered or charges or deductions are made against the Contract Value, an appropriate number of Accumulation Units from the Variable Account and an appropriate amount from the Fixed Account will be deducted in the same proportion that the Contract Owner's interest in the Variable Account and the Fixed Account bears to the total Contract Value.

SURRENDER (REDEMPTION)

       While the Contract is in force and prior to the earlier of the Annuitization Date or the death of the Designated Annuitant, the Company will, upon proper written application by the Contract Owner deemed by the Company to be in good order, allow the Contract Owner to surrender a portion or all of the Contract Value. "Proper written application" means that the surrender must be requested in writing by the Contract Owner, satisfy all good order requirements, and the Company may require that the signature(s) be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia, or Pacific Stock Exchange, or by a commercial bank or a savings and loan, which is a member of the Federal Deposit Insurance Corporation. In some cases (for example, requests by a corporation, partnership, agent, fiduciary, or surviving spouse), the Company will require additional documentation of a customary nature.

       The Company will, upon receipt of any such written request, surrender a number of Accumulation Units from the Variable Account and an amount from the Fixed Account necessary to equal the gross dollar amount requested, less any applicable Contingent Deferred Sales Charge (see "Contingent Deferred Sales Charge"). In the event of a partial surrender, the Company will, unless instructed to the contrary, surrender Accumulation Units from all Sub-Accounts in which the Contract Owner has an interest, and the Fixed Account. The number of Accumulation Units surrendered from each Sub-Account and the amount surrendered from the Fixed Account will be in the same proportion that the Contract Owner's interest in the Sub-Accounts and Fixed Account bears to the total Contract Value.

       The Company will pay any funds applied for from the Variable Account within 7 days of receipt of such application in the Company's Home Office. However, the Company reserves the right to suspend or postpone the date of any payment of any benefit or values for any Valuation Period (1) when the New York Stock Exchange ("Exchange") is closed, (2) when trading on the Exchange is restricted, (3) when an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (2) and (3) exist. The Contract Value on surrender may be more or less than the total of Purchase Payments made by a Contract Owner, depending on the market value of the underlying Mutual Fund shares.

       Certain redemption restrictions also apply to Contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan. With respect to Contracts issued under the Texas Optional Retirement Program, the Texas Attorney General has ruled that withdrawal benefits are available only in the event of a participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. Retirement benefits made pursuant to the Louisiana Optional Retirement Plan are to be paid in the form of lifetime income and, except for Death Benefits, lump sum cash payments are not permitted. A participant under the Louisiana Optional Retirement Plan may take a Distribution from the Contract only in the event of retirement or termination of employment. A participant under either the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan will not, therefore, be entitled to receive the right of withdrawal in order to receive the cash values credited to such participant under the Contract unless one of the foregoing conditions has been satisfied. The value of such Contracts may, however, be transferred to other contracts or other carriers during the

                                    41 of 131
participation in these retirement programs, subject to any applicable Contingent Deferred Sales Charge. The Company issues this Contract to participants in the Texas Optional Retirement Program in reliance upon, and in compliance with, Rule 6c-7 of the Investment Company Act of 1940 and to participants in the Louisiana Optional Retirement Plan in reliance upon, and in compliance with, an exemptive order the Company obtained from the Securities and Exchange Commission on August 22, 1990.

SURRENDERS UNDER A QUALIFIED PLAN OR TAX SHELTERED ANNUITY CONTRACT

       Except as provided below, the Owner may Surrender part or all of the Contract Value at any time this Contract is in force prior to the earlier of the Annuitization Date or the death of the Designated Annuitant:

A. The surrender of Contract Value attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Code
       Section 402(g)(3)(A) or (C)), or transfers from a Custodial Account described in Section 403(b)(7) of the Code, may be executed only:

       1. when the Contract Owner attains age 59-1/2, separates from service, dies, or becomes disabled (within the meaning of Code
              Section 72(m)(7)); or

       2. in the case of hardship (as defined for purposes of Code Section 401(k)), provided that any surrender of Contract Value in the case of hardship may not include any income attributable to salary reduction contributions.

B.     The surrender limitations described in Section A. above also apply to:

       1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

       2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

       3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings, and employer contributions as of December 31, 1988 in such Custodial Accounts, may be withdrawn in the case of hardship).

C. Any Distribution other than the above, including exercise of a contractual ten-day free look provision (when available) may result in the immediate application of taxes and penalties and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

       A premature Distribution may not be eligible for rollover treatment. To assist in preventing disqualification of a Tax Sheltered Annuity in the event of a ten-day free look, the Company will agree to transfer the proceeds to another contract which meets the requirements of Section 403(b) of the Code, upon proper direction by the Contract Owner. The foregoing is the Company's understanding of the withdrawal restrictions which are currently applicable under Code Section 401(k)(2)(B), Code Section 403(b)(11) and Revenue Ruling 90-24. Such restrictions are subject to legislative change and/or reinterpretation from time to time.

       The Contract surrender provisions may also be modified pursuant to the plan terms and Code tax provisions when the Contract is issued to fund a Qualified Plan.

       INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER.

TAXES

       The Company does not make any guarantee regarding the tax status of any Contract or any transaction involving the Contracts.

       Section 72 of the Code governs taxation of annuities in general. That section sets forth different rules for: (1) Qualified Contracts; (2) Individual Retirement Annuities and Individual Retirement Accounts; (3) Tax Sheltered Annuities; or (4) Non-Qualified Contracts. Each type of annuity is discussed below.

       Distributions to Participants from Qualified Contracts or Tax Sheltered Annuities are generally taxed when received. A portion of each Distribution is excludable from income based on the ratio between the after tax investment of the Owner/Annuitant in the Contract and the value of the Contract at the time of the withdrawal or Annuitization.

                                    42 of 131

       Distributions from Individual Retirement Annuities and Contracts owned by Individual Retirement Accounts are also generally taxed when received. The portion of each such payment which is excludable is based on the ratio between the amount by which nondeductible Purchase Payments to all such Contracts exceeds prior non-taxable Distributions from such Contracts, and the total account balances in such Contracts, at the time of the Distribution. The Owner of such Individual Retirement Annuities or the Annuitant under Contracts held by Individual Retirement Accounts must annually report to the Internal Revenue Service the amount of nondeductible Purchase Payments, the amount of any Distribution, the amount by which nondeductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance in all Individual Retirement Annuities and Accounts. Owners should consult a financial consultant, legal counsel or tax advisor to discuss in detail the taxation and use of the Contracts.

NON-QUALIFIED CONTRACTS

       The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment received is excludable from taxable income based on the ratio between the Contract Owner's investment in the Contract and the expected return on the Contract. The maximum amount excludable from income is the investment in the Contract. If the Designated Annuitant dies prior to excluding from income the entire investment in the Contract, the Designated Annuitant's final tax return may reflect a deduction for the balance of the investment in the Contract.

       Distributions made from the Contract prior to the Annuitization Date are taxable to the Contract Owner to the extent that the cash value of the Contract exceeds the Contract Owner's investment at the time of the Distribution. Distributions, for this purpose, include partial surrenders, dividends, loans, or any portion of the Contract which is assigned or pledged; or for Contracts issued after April 22, 1987, any portion of the Contract transferred by gift. For these purposes, a transfer by gift may occur upon Annuitization if the Contract Owner and the Designated Annuitant are not the same individual. In determining the taxable amount of a Distribution, all annuity contracts issued after October 21, 1988, by the same company to the same Contract Owner during any 12 month period, will be treated as one annuity contract. (Additional limitations on the use of multiple contracts may be imposed by Treasury regulations). Distributions prior to the Annuitization Date with respect to that portion of the Contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the Contract as of that date. A Distribution in excess of the amount of the investment in the Contract as of August 14, 1982, will be treated as taxable income.

       The Tax Reform Act of 1986 has changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on the earnings on the Contract which are attributable to contributions made to the Contract after February 28, 1986. There are exceptions for Qualified Contracts, Individual Retirement Annuities and Tax Sheltered Annuities; immediate annuities; and certain Contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single premium Contract on which payments begin within one year of purchase. If this Contract is issued as a result of an exchange described in Section 1035 of the Code, it will generally be considered to have been purchased on the purchase date of the contract give up in the exchange.

       Code Section 72 also provides for a penalty, equal to 10% of any Distribution which is includable in gross income, if such Distribution is made prior to attaining age 59-1/2, the death or disability of the Contract Owner. The penalty does not apply if the Distribution is one of a series of substantially equal periodic payments made over the life or life expectancy (or joint lives or life expectancies) of the Designated Annuitant (and the Designated Annuitant's Beneficiary), or is made from an immediate annuity, or is allocable to an investment in the Contract before August 14, 1982. A Contract Owner wishing to begin taking Distributions to which the 10% tax penalty does not apply should forward a written request to the Company. Upon receipt of a written request from the Contract Owner, the Company will inform the Contract Owner of the procedures pursuant to Company Policy and subject to limitations of the Contract including but not limited to first year withdrawals. If the Designated Annuitant or Owner selects an annuity for life or life expectancy, or begins a pre-defined series of withdrawals based on life expectancy, and changes the method of payment before the expiration of 5 years and the attainment of age 59-1/2, the early withdrawal penalty will apply. The penalty will be equal to that which would have been imposed had no exception applied from the outset, and the Designated Annuitant will also pay interest on the amount of the penalty from the date it would have originally applied until it is actually paid.

       In order to qualify as an Annuity Contract under Section 72 of the Code, the Contract must provide for Distribution to be made upon the death of the Contract Owner. In such case the Designated Annuitant, Beneficiary or other named recipient must receive the Distribution within 5 years of the Owner's death.

                                    43 of 131

However, the recipient may elect for payments to be made over his or her life or life expectancy if such payments begin within one year from the death of the Contract Owner. If the Contract Owner's Beneficiary is the surviving spouse, such spouse may be treated as the Contract Owner and the Contract may be continued throughout the life of the surviving spouse. In the event the Contract Owner dies on or after the Annuitization Date and before the entire interest has been distributed, the remaining portion must be distributed at least as rapidly as under the method of Distribution being used as of the date of the Contract Owner's death. If the Contract Owner is not an individual, the death of the Designated Annuitant (or a change in the Designated Annuitant) will result in a Distribution pursuant to these rules, regardless of whether a Contingent Designated Annuitant has been named (see "Required Distribution For Qualified Plans or Tax Sheltered Annuities").

       The Company is required to withhold tax from certain Distributions to the extent that such Distribution would constitute income to the Contract Owner. The Contract Owner is entitled to elect not to have federal income tax withheld from any such Distribution, but may be subject to penalties in the event insufficient federal income tax is paid, through withholding estimated payments.

         Generally, the taxable portion of any Distribution from a Contract to a nonresident alien of the United States is subject to tax withholding at a rate equal to thirty percent (30%) of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is includable in the recipient's gross income.

       Payment of a benefit or transfer of any property to an individual two or more generations younger than the Contract Owner may constitute a generation-skipping transfer, subject to taxation under Section 2601 et seq. of the Code.

DIVERSIFICATION

       The Internal Revenue Service has promulgated regulations under Section 817(h) of the Code relating to diversification standards for the investments underlying a variable annuity contract. The regulations provide that a variable annuity contract which does not satisfy the diversification standards will not be treated as an annuity contract, unless the failure to satisfy the regulations was inadvertent, the failure is corrected, and the Owner or the Company pays an amount to the Internal Revenue Service. The amount will be based on the tax that would have been paid by the Owner if the income, for the period the contract was not diversified, had been received by the Owner. If the failure to diversify is not corrected in this manner, the Owner of an annuity contract will be deemed the Owner of the underlying securities and will be taxed on the earnings of his or her account. The Company believes, under its interpretation of the Code and regulations thereunder, that the investments underlying this Contract meet these diversification standards.

       Representatives of the Internal Revenue Service have suggested, from time to time, that the number of underlying Mutual Funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in the area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of underlying Mutual Funds, transfers between underlying Mutual Funds, exchanges of underlying Mutual Funds or changes in investment objectives of underlying Mutual Funds such that the Contract would no longer qualify as an annuity under Section 72 of the Code, the Company will take whatever steps are available to remain in compliance.

CHARGE FOR TAX PROVISIONS

       The Company is no longer required to maintain a capital gain reserve liability on Non-Qualified Contracts since capital gains attributable to assets held in the Company's Variable Account for such Contracts are not taxable to the Company. However, the Company reserves the right to implement and adjust the tax charge in the future, if the tax laws change.

QUALIFIED PLANS, INDIVIDUAL RETIREMENT ANNUITIES, INDIVIDUAL RETIREMENT ACCOUNTS AND TAX SHELTERED ANNUITIES

       The Contracts may be used with Qualified Plans, Individual Retirement Annuities, Individual Retirement Accounts, Tax Sheltered Annuities and other plans receiving favorable tax treatment. For information regarding eligibility, limitations on permissible amounts of Purchase Payments, and tax consequences on distribution from such plans, the purchasers of such Contracts should seek competent advice. The terms of such plans may limit the rights available under the Contracts.

                                    44 of 131

       The Code permits the rollover of most Distributions from Qualified Plans to other Qualified Plans, Individual Retirement Accounts, or Individual Retirement Annuities. Most Distributions from Tax Sheltered Annuities may be rolled into another Tax Sheltered Annuity, an Individual Retirement Account, or an Individual Retirement Annuity. Distributions which may not be rolled over are those which are:

       1. one of a series of substantially equal annual (or more frequent) payments made: a) over the life (or life expectancy) of the employee, b) the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or c) for a specified period of ten years or more, or

       2.     a required minimum Distribution.

       Any Distribution eligible for rollover will be subject to federal tax withholding at a 20 percent rate unless the Distribution is transferred directly to an appropriate plan as described in this provision.

       Individual Retirement Accounts and Individual Retirement Annuities may not provide life insurance benefits. If the Death Benefit exceeds the greater of the cash value of the Contract or the sum of all Purchase Payments (less surrenders), it is possible the Internal Revenue Service could determine that the Individual Retirement Account or Individual Retirement Annuity did not qualify for the desired tax treatment.

       The Contract is available for Qualified Plans electing to comply with section 404(c) of ERISA. It is the responsibility of the plan and its fiduciaries to determine and satisfy section 404(c) requirements.

ADVERTISING

       A "yield" and "effective yield" may be advertised for the Nationwide Separate Account Trust Money Market Fund Sub-Account. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Sub-Account's units. Yield is an annualized figure, which means that it is assumed that the Sub-Account generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the Securities and Exchange Commission. The effective yield will be slightly higher than yield due to this compounding effect.

       The Company may also from time to time advertise the performance of the Sub-Accounts of the Variable Account relative to the performance of other variable annuity sub-accounts or underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the Sub-Accounts may be compared include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; CDs; bank money market deposit accounts and passbook savings; and the Consumer Price Index.

       The Sub-Accounts of the Variable Account may also be compared to certain market indexes, which may include, but are not limited to: S&P 500; Shearson/Lehman Intermediate Government/Corporate Bond Index; Shearson/Lehman Long-Term Government/Corporate Bond Index; Donoghue Money Fund Average; U.S. Treasury Note Index; Bank Rate Monitor National Index of 2-1/2 Year CD Rates; and Dow Jones Industrial Average.


         Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to: Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, magazines such as Money, Forbes, Kiplinger's Personal Finance Magazine, Financial World, Consumer Reports, Business Week, Time, Newsweek, National Underwriter, U.S. News and World Report; rating services such as LIMRA, Value, Best's Agent Guide, Western Annuity Guide, Comparative Annuity Reports; and other publications such as the Wall Street Journal, Barron's, Investor's Daily, and Standard & Poor's Outlook. In addition, Variable Annuity Research & Data Service (The VARDS Report) is an independent rating service that ranks over 500 variable annuity funds based upon total return performance. These rating services and publications rank the performance of the underlying Mutual Fund options against all underlying mutual funds over specified periods and against underlying mutual funds in specified categories. The rankings may or may not include the effects of sales or other charges.


       The Company is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the Company may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred

                                    45 of 131
investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

       The Company may from time to time advertise several types of historical performance for the Sub-Accounts of the Variable Account. The Company may advertise for the Sub-Accounts standardized "average annual total return," calculated in a manner prescribed by the Securities and Exchange Commission, and nonstandardized "total return." "Average annual total return" will show the percentage rate of return of a hypothetical initial investment of $1,000 for at least the most recent one, five and ten year period, or for a period covering the time the underlying Mutual Fund option held in the Sub-Account has been in existence, if the underlying Mutual Fund option has not been in existence for one of the prescribed periods. This calculation reflects the deduction of all applicable charges made to the Contracts except for premium taxes, which may be imposed by certain states.

       Nonstandardized "total return" will be calculated in a similar manner and for the same time periods as the average annual total return except total return will assume an initial investment of $10,000 and will not reflect the deduction of any applicable Contingent Deferred Sales Charge, which, if reflected, would decrease the level of performance shown. The Contingent Deferred Sales Charge is not reflected because the Contracts are designed for long term investment. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment assumed affects performance because the Contract Maintenance Charge is a fixed per Contract charge.

       For those underlying Mutual Fund options which have not been held as Sub-Accounts within the Variable Account for one of the quoted periods, the standardized average annual total return and nonstandardized total return quotations will show the investment performance such underlying Mutual Fund options would have achieved (reduced by the applicable charges) had they been held as Sub-Accounts within the Variable Account for the period quoted.

ALL PERFORMANCE INFORMATION AND COMPARATIVE MATERIAL ADVERTISED BY THE COMPANY IS HISTORICAL IN NATURE AND IS NOT INTENDED TO REPRESENT OR GUARANTEE FUTURE RESULTS. A CONTRACT OWNER'S CONTRACT VALUE AT REDEMPTION MAY BE MORE OR LESS THAN ORIGINAL COST.

       Below are quotations of standardized average annual total return and non-standardized total return calculated as described above, for each of the Sub-Accounts available within the Variable Account for which there is significant investment history. These figures are based upon historical earnings and are not necessarily representative of future results.

                   UNDERLYING MUTUAL FUND PERFORMANCE SUMMARY

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

------------------------------------------------------------------------------------------------------
                                     1 Year To        5 Years To      Life of Fund      Date Fund
       SUB-ACCOUNT OPTIONS            12/31/95         12/31/95       To 12/31/95       Effective
------------------------------------------------------------------------------------------------------
AVIS Growth Fund                        31.25%           16.37%           15.11%*          2-08-84
------------------------------------------------------------------------------------------------------
AVIS High Yield Bond                    19.89%           11.83%           10.75%*          2-08-84
Fund
------------------------------------------------------------------------------------------------------
AVIS US Govt./AAA-rated                 13.59%            7.22%            6.78%*         11-19-85
------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible            32.52%            N/A             16.74%          10-06-93
Growth Fund
------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                34.71%           14.24%           10.57%           9-29-89
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-                      33.04%           19.54%           11.61%          10-09-86
Equity Income Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-                      33.31%           19.00%           13.11%          10-09-86
Growth Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-                      18.74%           17.21%            9.81%*          9-09-85
High Income Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-                       7.96%            6.46%            5.66%           1-28-87
Overseas Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-                   15.14%           11.07%            9.54%           9-06-89
Asset Manager.
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-Contrafund          N/A              N/A             37.93%           7-01-95
Portfolio
------------------------------------------------------------------------------------------------------

                                    46 of 131

                                      1 Year To         5 Years To      Life of Fund     Date Fund
SUB-ACCOUNT OPTIONS                    12/31/95          12/31/95        To 12/31/95     Effective
-------------------                   ---------         ----------      ------------     ---------
NSAT-                                   27.38%            N/A              9.52%           4-15-92
Capital Appreciation Fund
------------------------------------------------------------------------------------------------------
NSAT-Government Bond Fund               16.91%            7.96%            7.94%*         11-08-82
------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund                   3.99%            2.66%            4.26%*         11-10-81
------------------------------------------------------------------------------------------------------
NSAT-Small Company Fund                  N/A               N/A           100.73%*         10-23-95
------------------------------------------------------------------------------------------------------
NSAT-Total Return                       27.12%           15.01%           10.79%*         11-08-82
------------------------------------------------------------------------------------------------------
N&B Advisers Management Trust-          29.72%           11.98%           10.35%*          9-10-84
Growth Portfolio
------------------------------------------------------------------------------------------------------
N&B Advisers Management Trust-           9.20%            5.05%            5.99%*          9-10-84
Limited Maturity Bond
------------------------------------------------------------------------------------------------------
N&B Advisers Management Trust-          34.40%             N/A            15.70%           3-22-94
Partners Portfolio
------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account            15.18%            8.51%            7.71%*          4-30-85
Funds-Bond Fund
------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account             0.61%            7.85%            7.62%          11-12-90
Funds-Global Securities Fund
------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account            19.49%           10.35%            9.43%           2-09-87
Funds-Multiple Strategies Fund
------------------------------------------------------------------------------------------------------
Strong Special Fund II, Inc.            23.89%             N/A            17.34%           5-08-92
------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds,        33.21%             N/A            13.87%           5-08-92
Inc.-Discovery Fund II, Inc.
------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds,         N/A               N/A            12.24%          10-23-95
Inc.-International Stock II
------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-                   19.25%             N/A             8.11%           5-01-91
TCI Balanced
------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-                   29.10%           13.16%           11.12%          11-20-87
TCI Growth
------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-                   10.46%             N/A             2.19%           5-01-94
TCI International
------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance             15.48%            5.29%            5.68%           9-01-89
Trust-Worldwide Bond Fund
------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance              9.25%            8.46%            5.06%           9-01-89
Trust-Gold & Natural Resources Fund
------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life         N/A               N/A            15.75%           7-01-95
Investment Trust-Real Estate
Securities Fund
------------------------------------------------------------------------------------------------------
Warburg Pincus                           N/A               N/A            13.25%           7-01-95
Trust-International Equity
Portfolio
------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Small               N/A               N/A            53.71%           7-01-95
Company Growth Portfolio
------------------------------------------------------------------------------------------------------

* Represents 10 years to 12/31/95.
                                       41

                                    47 of 131

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

------------------------------------------------------------------------------------------------------
                                    1 Year To        5 Years To      Life of Fund       Date Fund
      SUB-ACCOUNT OPTIONS           12/31/95          12/31/95        To 12/31/95       Effective
------------------------------------------------------------------------------------------------------
AVIS-Growth Fund                      23.15%            14.10%           13.50%*           2-08-84
------------------------------------------------------------------------------------------------------
AVIS-High Yield Bond Fund             11.79%             9.43%            8.87%*           2-08-84
------------------------------------------------------------------------------------------------------
AVIS-US Govt./AAA-rated                5.49%             4.51%            4.50%*          11-19-85
------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible          24.42%              N/A            11.26%           10-06-93
Growth Fund
------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund              26.61%            11.80%            7.61%            9-19-89
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-                    24.94%            17.36%            9.02%           10-09-86
Equity Income Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-                    25.21%            16.90%           10.75%           10-09-86
Growth Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-                    10.64%            15.11%            7.61%*           9-09-85
High Income Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Overseas            -0.14%             3.52%            3.04%            1-28-87
Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-Asset             7.04%             8.62%            6.79%            9-06-89
Manager Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II -                 N/A                N/A            28.23%            7-01-95
Contrafund Portfolio
------------------------------------------------------------------------------------------------------
NSAT-Capital Appreciation Fund        19.28%              N/A             5.82%            4-15-92
------------------------------------------------------------------------------------------------------
NSAT-Government                        8.81%             5.26%            5.78%*          11-08-82
Bond Fund
------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund                -4.11%            -0.42%            1.81%*          11-10-81
------------------------------------------------------------------------------------------------------
NSAT-Small Company Fund                N/A                N/A            91.03%           10-23-95
------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund                19.02%            12.73%            8.79%*          11-08-82
------------------------------------------------------------------------------------------------------
N&B Advisers Management Trust-        21.62%             9.52%            8.35%*           9-10-84
Growth Portfolio
------------------------------------------------------------------------------------------------------
N&B Advisers Management                1.10%             2.16%            3.72%*           9-10-84
Trust-Limited Maturity Bond
Portfolio
------------------------------------------------------------------------------------------------------
N&B Advisers Management               26.30%              N/A             9.68%            3-22-94
Trust-Partners Portfolio
------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account           7.08%             5.85%            5.47%            4-30-85
Funds-Bond Fund
------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account          -7.36%             5.06%            4.26%           11-12-90
Funds-Global Securities Fund
------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account          11.39%             7.77%            7.27%            2-09-87
Funds-Multiple Strategies Fund.
------------------------------------------------------------------------------------------------------
Strong Special Fund II, Inc.          15.79%              N/A            14.12%            5-08-92
------------------------------------------------------------------------------------------------------
Strong Variable Insurance             25.11%              N/A            10.36%            5-08-92
Funds, Inc.-Discovery Fund II,
Inc.
------------------------------------------------------------------------------------------------------
Strong Variable Insurance              N/A                N/A             2.54%           10-23-95
Funds, Inc.-
International Stock Fund II
------------------------------------------------------------------------------------------------------

                                    48 of 131

------------------------------------------------------------------------------------------------------
                                    1 Year To        5 Years To      Life of Fund       Date Fund
      SUB-ACCOUNT OPTIONS           12/31/95          12/31/95        To 12/31/95       Effective
------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-TCI              11.15%            N/A               4.98%            5-01-91
Balanced
------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-TCI Growth       21.00%            10.77%            8.65%           11-20-87
------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-TCI               2.36%            N/A              -4.44%            5-01-94
International
------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance            7.38%             2.37%            2.70%            9-01-89
Trust-Worldwide Bond
------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance            1.15%             5.55%            1.66%            9-01-89
Trust-Gold & Natural Resources
Fund
------------------------------------------------------------------------------------------------------
Van Kampen American Capital            N/A              N/A               6.05%            7-01-95
Life Investment Trust-Real
Estate Securities Fund
------------------------------------------------------------------------------------------------------
Warburg Pincus                         N/A              N/A               3.55%            7-01-95
Trust-International Equity
Portfolio
------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Small             N/A              N/A              44.01%            7-01-95
Company Growth Portfolio
------------------------------------------------------------------------------------------------------

* Represents 10 years to 12/31/95.

                                LEGAL PROCEEDINGS

       There are no material legal proceedings, other than ordinary routine litigation incidental to the business to which the Company and the Variable Account are parties or to which any of their property is the subject.


       The General Distributor, Nationwide Financial Services, Inc., is not engaged in any litigation of any material nature.


            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                            PAGE
General Information and History...............................................1
Services......................................................................1
Purchase of Securities Being Offered..........................................1
Underwriters..................................................................2
Calculations of Performance...................................................2
Underlying Mutual Fund Performance Summary....................................3
Annuity Payments..............................................................6
Financial Statements..........................................................7

                                    49 of 131

                                   APPENDIX A

       Purchase Payments under the Fixed Account portion of the Contract and transfers to the Fixed Account portion become part of the general account of the Company, which support insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 ("1933 Act"), nor is the general account registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the general account nor any interest therein are generally subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus which related to the guaranteed interest portion. Disclosures regarding the Fixed Account portion of the Contract and the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                            FIXED ACCOUNT ALLOCATIONS

THE FIXED ACCOUNT

       The Fixed Account is made up of all the general assets of the Company, other than those in the Nationwide Variable Account II and any other segregated asset account. Fixed Account Purchase Payments will be allocated to the Fixed Account by election of the Contract Owner at the time of purchase.

       The Company will invest the assets of the Fixed Account in those assets chosen by the Company and allowed by applicable law. Investment income from such Fixed Account assets will be allocated by the Company between itself and the Contracts participating in the Fixed Account.

       The level of annuity payments made to Annuitants under the Contracts will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract which cannot be changed. In addition, the Company guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

       Investment income from the Fixed Account allocated to the Company includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in the sole discretion of the Company at such rate or rates as the Company prospectively declares from time to time. Any such rate or rates so determined will remain effective for a period of not less than twelve months, and remain at such rate unless changed. However, the Company guarantees that it will credit interest at not less than 3.0% per year (or as otherwise required under state law, or at such minimum rate as stated in the contract when sold). ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3.0% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3.0% FOR ANY GIVEN YEAR. New Purchase Payments deposited to the Contract which are allocated to the Fixed Account may receive a different rate of interest than money transferred from the Variable Sub-Accounts to the Fixed Account and amounts maturing in the Fixed Account at the expiration of an Interest Rate Guarantee Period.

       The Company guarantees that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described above, less the sum of all administrative charges, any applicable premium taxes, and less any amounts surrendered. If the Contract Owner effects a surrender, the amount available from the Fixed Account will be reduced by any applicable Contingent Deferred Sales Charge (see "Contingent Deferred Sales Charge").

TRANSFERS

       Contract Owners may at the maturity of an Interest Rate Guarantee Period, transfer a portion of the value of the Fixed Account to the Variable Account. The maximum percentage that may be transferred will be determined by the Company at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing and will be declared upon the expiration date of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period expires on the final day of a calendar quarter. Transfers under this provision must be made within 30 days after the expiration date of the guarantee period. Owners who have entered into a Dollar Cost Averaging Agreement with the Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

                                    50 of 131

Any Group Annuity Contract offered in conjunction with the prospectus, the assets of which are invested in the general account of the Company, may be subject to restrictions or surrender of a plan's or a participant's interest in the Annuity Contract, and may require that such a surrender be completed over a period of 5 years.

                      ANNUITY PAYMENT PERIOD-FIXED ACCOUNT

FIRST AND SUBSEQUENT PAYMENTS

       A Fixed Annuity is an annuity with payments which are guaranteed by the Company as to dollar amount during the annuity payment period. The first Fixed Annuity payment will be determined by applying the Fixed Account Contract Value to the applicable Annuity Table in accordance with the Annuity Payment Option elected. This will be done at the Annuitization Date on an age last birthday basis. Fixed Annuity payments after the first will not be less than the first Fixed Annuity payment.

       The Company does not credit discretionary interest to Fixed Annuity payments during the annuity payment period for annuity options based on life contingencies. The Annuitant must rely on the Annuity Tables applicable to the Contracts to determine the amount of such Fixed Annuity payments.

ANNUITY TABLES AND ASSUMED INTEREST RATE

       The Annuity Tables contained in the Contracts are based on the 1971 Individual Annuity Mortality Table (set back one year) and an assumed interest rate of 3.5%.

                                    51 of 131

                                   APPENDIX B
                      PARTICIPATING UNDERLYING MUTUAL FUNDS

                           AVAILABLE FOR ALL CONTRACTS

DREYFUS STOCK INDEX FUND

       The Dreyfus Stock Index Fund, Inc. is an open-end, non-diversified, management investment company. It was incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. Wells Fargo Nikko Investment Advisors serves as the Fund's index fund manager. As of May 1, 1994, the Dreyfus Life and Annuity Index Fund began doing business as the Dreyfus Stock Index Fund.

Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

       The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company. It was incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. The Dreyfus Corporation serves as the Fund's investment advisor. Tiffany Capital Advisors, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

Investment Objective: The Fund's primary goal is to provide capital growth equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributed to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

       The Fund is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. The Fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") is the Fund's manager.

-      EQUITY-INCOME PORTFOLIO

       Investment Objective: To seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

-      GROWTH PORTFOLIO

       Investment Objective: Seeks to achieve capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other mutual funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

-      HIGH INCOME PORTFOLIO

       Investment Objective: Seeks to obtain a high level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. The Portfolio manager will seek high current income normally by investing the Portfolio's assets as follows:

        - at least 65% in income-producing debt securities and preferred stocks, including convertible securities

       - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

                                    52 of 131

       Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

-      OVERSEAS PORTFOLIO

       Investment Objective: To seek long term growth of capital primarily through investments in foreign securities. The Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

       The Variable Insurance Products Fund II is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. The Fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. FMR is the Fund's manager.

-      ASSET MANAGER PORTFOLIO

       Investment Objective: To seek high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

-      CONTRAFUND PORTFOLIO

       Investment Objective: To seek capital appreciation by investing primarily in companies that the fund manager believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Fund primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

NATIONWIDE SEPARATE ACCOUNT TRUST


       Nationwide Separate Account Trust (the "Trust") is a diversified open-end management investment company created under the laws of Massachusetts. The Trust offers shares in the five separate Mutual Funds listed below, each with its own investment objectives. Currently, shares of the Trust will be sold only to life insurance company separate accounts to fund the benefits under variable life insurance policies or variable annuity contracts issued by life insurance companies. The assets of the Trust are managed by Nationwide Financial Services, Inc. of One Nationwide Plaza, Columbus, Ohio 43216, a wholly-owned subsidiary of Nationwide Life Insurance Company.


-      CAPITAL APPRECIATION FUND

       Investment Objective: The Fund is designed for investors who are interested in long-term growth. The Fund seeks to meet its objective primarily through a diversified portfolio of the common stock of companies which the investment manager determines have a better-than-average potential for sustained capital growth over the long term.

-      GOVERNMENT BOND FUND

       Investment Objective: To provide as high a level of income as is consistent with the preservation of capital. It seeks to achieve its objective by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

-      MONEY MARKET FUND

       Investment Objective: To seek as high a level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.

-       SMALL COMPANY FUND


       Investment Objective: The Fund seeks long-term growth of capital by investing primarily in equity securities of domestic and foreign companies with market capitalizations of less than $1 billion at the time of purchase. Nationwide Financial Services, Inc. ("NFS"), the Fund's adviser, has employed a group of sub-advisers, each of which will manage a portion of the Fund's portfolio. These sub-advisers are the Dreyfus Corporation, Neuberger & Berman, L. P., Pictet International Management Limited, Van Eck

                                    53 of 131

       Associates Corporation, Strong Capital Management, Inc. and Warburg, Pincus Counsellors, Inc. The sub-advisers were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing a number of investment styles, NFS hopes to increase prospects for investment return and to reduce market risk and volatility.

-      TOTAL RETURN FUND

       Investment Objective: To obtain a reasonable long-term total return (i.e., earnings growth plus potential dividend yield) on invested capital from a flexible combination of current return and capital gains through investments in common stocks, convertible issues, money market instruments and bonds with a primary emphasis on common stocks.

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST (FORMERLY "ADVISERS MANAGEMENT TRUST")

       Neuberger & Berman Advisers Management Trust is an open-end diversified management investment company established as a Massachusetts business trust on December 14, 1983. Shares of the Trust are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context. The investment adviser is Neuberger & Berman Management Incorporated.

-      GROWTH PORTFOLIO

       Investment Objective: The Portfolio seeks capital growth through investments in common stocks of companies that the investment adviser believes will have above average earnings or otherwise provide investors with above average potential for capital appreciation. To maximize this potential, the investment adviser may also utilize, from time to time, securities convertible into common stocks, warrants and options to purchase such stocks.

-      LIMITED MATURITY BOND PORTFOLIO

       Investment Objective: To provide the high level of current income, consistent with low risk to principal and liquidity. As a secondary objective, it also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal. It seeks to achieve its objectives through investments in a diversified portfolio of limited maturity debt securities.

-      PARTNERS PORTFOLIO

       Investment Objective: To seek capital growth. This Portfolio will seek to achieve its objective by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and support from asset values. The objective of the Partners Portfolio is not fundamental and can be changed by the Trustees of the Trust without shareholder approval. Shareholders will, however, receive at least 30 days notice thereof. There is no assurance the investment objective will be met.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

       The Oppenheimer Variable Account Funds is an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. Oppenheimer Management Corporation is the Funds' investment adviser.

-      OPPENHEIMER BOND FUND

       Investment Objective: Primarily to seek a high level of current income from investment in high yield fixed-income securities rated "Baa" or better by Moody's or "BBB" or better by Standard & Poor's. Secondarily, the fund seeks capital growth when consistent with its primary objective.

-      OPPENHEIMER GLOBAL SECURITIES FUND

       Investment Objective: To seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to be speculative.

                                    54 of 131

-      OPPENHEIMER MULTIPLE STRATEGIES FUND

       Investment Objective: To seek a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

STRONG SPECIAL FUND II, INC.

       The Strong Special Fund II, Inc. is a diversified, open-end management company commonly called a mutual fund. The Special Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. (the "Advisor") is the investment advisor for the Fund.

       Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.

STRONG VARIABLE INSURANCE FUNDS, INC.

       Strong Variable Insurance Funds, Inc. ("Corporation") is an open-end management investment company commonly referred to as a mutual fund. Incorporated in the State of Wisconsin, the Corporation has been authorized to issue shares of common stock and series and classes of series of common stock. The International Stock Fund II and The Strong Discovery Fund II, Inc. ("Funds") are offered by the Corporation to insurance company separate accounts for the purpose of funding variable life insurance policies and variable annuity contracts. Strong Capital Management, Inc. is the investment advisor to the Funds.

-      DISCOVERY FUND II, INC.

       Investment Objective: To seek maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stocks, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Advisor believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.

-      INTERNATIONAL STOCK FUND II

       Investment Objective: To seek capital growth by investing primarily in the equity securities of issuers located outside the United States.

TCI PORTFOLIOS, INC., MEMBER OF THE TWENTIETH CENTURY FAMILY OF MUTUAL FUNDS.

       TCI Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company, designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. A member of the Twentieth Century Family of Mutual Funds, TCI Portfolios is managed by Investors Research Corporation.

-      TCI BALANCED

       Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. A minimum of 25% of the fixed income portion of the Fund will be invested in fixed income senior securities. There can be no assurance that the Fund will achieve its investment objective.

-      TCI GROWTH

       Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

       The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record

                                    55 of 131
       of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.

-      TCI INTERNATIONAL

       Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. Securities of United States issuers may be included in the portfolio from time to time. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stocks), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total return potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

       (Although the Statement of Additional Information concerning TCI Portfolios, Inc., refers to redemptions of securities in kind under certain conditions, all surrendering or redeeming Contract Owners will receive cash from the Company.)

VAN ECK WORLDWIDE INSURANCE TRUST (FORMERLY VAN ECK INVESTMENT TRUST)

       Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a "Business Trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Trust shares are offered only to separate accounts of various insurance companies to fund the benefits of variable insurance and annuity policies. The investment adviser and manager is Van Eck Associates Corporation.

-      WORLDWIDE BOND FUND (FORMERLY GLOBAL BOND FUND)

       Investment Objective: To seek high total return through a flexible policy of investing globally, primarily in debt securities.

-      GOLD AND NATURAL RESOURCES FUND

       Investment Objective: To seek long-term capital appreciation by investing in equity and debt securities of companies engaged in the exploration, development, production and distribution of gold and other natural resources, such as strategic and other metals, minerals, forest products, oil, natural gas and coal. Current income is not an objective.

VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST

       The Van Kampen American Capital Life Investment Trust is an open-end diversified management investment company organized as a Massachusetts business trust on June 3, 1985. The Trust offers shares in separate funds which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen American Capital Asset Management, Inc. serves as the Fund's investment adviser.

-      REAL ESTATE SECURITIES FUND

       Investment Objective: To seek long-term capital growth by investing in a portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Fund may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. There can be no assurance that the Fund will achieve its investment objective.

WARBURG PINCUS TRUST

The Warburg Pincus Trust ("Trust") is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to

                                    56 of 131
insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Trust portfolios are managed by Warburg, Pincus Counsellors, Inc. ("Counsellors.")

-      INTERNATIONAL EQUITY PORTFOLIO

       Investment Objective: To seek long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of "Counsellors" have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

-      SMALL COMPANY GROWTH PORTFOLIO

       Investment Objective: To seek capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.

         AVAILABLE FOR ALL CONTRACTS ISSUED ON OR AFTER MAY 1, 1987 AND
                            BEFORE SEPTEMBER 1, 1989

AMERICAN VARIABLE INSURANCE SERIES

The American Variable Insurance Series was organized as a Massachusetts business trust in 1983, and is a fully managed, diversified, open-end investment company. Shares of the series are offered only to separate accounts of various insurance companies which fund certain variable annuity and life insurance contracts.

-      GROWTH FUND

       Investment Objective: To provide growth of capital. Whatever current income is generated by the Fund is likely to be incidental to the objective of capital growth. Ordinarily, accomplishment of the Fund's objective of capital growth will be sought by investing primarily in common stocks or securities with common stock characteristics.

-      HIGH-YIELD BOND FUND

       Investment Objective: Seeks high current income and secondarily seeks capital appreciation. The Fund invests substantially in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities. These investments are subject to greater market fluctuations and risk of loss of income and principal than are investments in lower yielding fixed income securities.

-      U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

       Investment Objective: A high level of current income consistent with prudent investment risk and preservation of capital. It seeks to achieve its objective by investing primarily in a combination of (i) securities guaranteed by the U.S. Government (backed by the full faith and credit of the U.S.), and (ii) corporate debt securities rated AAA by Standard and Poor's Corporation or Aaa by Moody's Investors Service, Inc. (or that have not received a rating but are determined to be of comparable quality by the Investment Adviser).

                                    57 of 131

                       STATEMENT OF ADDITIONAL INFORMATION


                                DECEMBER 23, 1996


              INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED
                      BY THE NATIONWIDE VARIABLE ACCOUNT-II
                      OF NATIONWIDE LIFE INSURANCE COMPANY

       This Statement of Additional Information is not a prospectus. It contains information in addition to and in some respects more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 1996. The prospectus may be obtained from Nationwide Life Insurance Company by writing P. O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-6331, TDD 1-800-238-3035.

                                TABLE OF CONTENTS

                                                                            PAGE
General Information and History...............................................1
Services......................................................................1
Purchase of Securities Being Offered..........................................1
Underwriters..................................................................2
Calculations of Performance...................................................2
Underlying Mutual Fund Performance Summary....................................3
Annuity Payments..............................................................6
Financial Statements..........................................................7

GENERAL INFORMATION AND HISTORY

       The Nationwide Variable Account-II is a separate investment account of Nationwide Life Insurance Company ("Company"). The Nationwide Variable Account-II was formerly known as the "Nationwide Spectrum Variable Account." The Company is a member of the Nationwide Insurance Enterprise and all of the Company's common stock is owned by Nationwide Corporation. Nationwide Corporation is a holding company. All of its common stock is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%).

SERVICES

       The Company, which has responsibility for administration of the Contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of Contract issued to each such Contract Owner and records with respect to the Contract Value of each Contract.

       The Custodian of the assets of the Variable Account is the Company. The Company will maintain a record of all purchases and redemptions of shares of the underlying Mutual Funds. The Company, or affiliates of the Company may have entered into agreements with either the investment adviser or distributor for several of the underlying Mutual Funds. The agreements relate to administrative services furnished by the Company or an affiliate of the Company and provide for an annual fee based on the average aggregate net assets of the Variable Account (and other separate accounts of the Company or life insurance company subsidiaries of the Company) invested in particular underlying Mutual Funds. These fees in no way affect the net asset value of the underlying Mutual Funds or fees paid by the Contract Owner.

       The financial statements and schedules have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

       The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

       The Contract Owner may transfer up to 100% of the Contract Value from the Variable Account to the Fixed Account. However, the Company, at its sole discretion, reserves the right to limit such transfers to 25% of the Contract Value for any 12 month period. Contract Owners may at the maturity of an Interest Rate Guarantee Period transfer a portion of the Contract Value of the Fixed Account to the Variable Account. Such portion will be determined by the Company at its sole discretion (but will not be less than 10% of the total value

                                    58 of 131
of the portion of the Fixed Account that is maturing), and will be declared upon the expiration date of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period expires on the final day of a calendar quarter. Transfers under this provision must be made within 45 days after the termination date of the guarantee period. Owners who have entered into a Dollar Cost Averaging agreement with the Company may transfer from the Fixed Account under the terms of that agreement.

       Transfers from the Fixed and Variable Accounts may not be made prior to the first Contract Anniversary. Transfers from the Fixed Account may not be made within 12 months of any prior Transfer. Transfers must also be made prior to the Annuitization Date.

UNDERWRITERS


       The Contracts, which are offered continuously, are distributed by Nationwide Advisory Services, Inc. ("NFS"), One Nationwide Plaza, Columbus, Ohio 43216, a wholly owned subsidiary of the Company. During the fiscal years ended December 31, 1995, 1994 and 1993, no underwriting commissions were paid by the Company to NFS.


CALCULATIONS OF PERFORMANCE

       Any current yield quotations of the Nationwide Separate Account Trust Money Market Fund Sub-Account, subject to Rule 482 of the Securities Act of 1933, shall consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, exclusive of capital changes, in the value of hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. As of December 30, 1995, the Nationwide Separate Account Trust Money Market Fund Sub-Account's seven-day current unit value yield was 3.78%. The Nationwide Separate Account Trust Money Market Fund Sub-Account's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the Fund, and for the period ending December 30, 1995 was 3.86%.

       The Nationwide Separate Account Trust Money Market Fund Sub-Account's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Sub-Account determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a Contract Owner's investment in the Nationwide Separate Account Trust Money Market Fund Sub-Account is not guaranteed or insured. Yield of other money market funds may not be comparable if a different base period or another method of calculation is used.

       All performance advertising shall also include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the Securities and Exchange Commission, to facilitate comparison with standardized average annual total return advertised for a specific period is found by first taking a hypothetical $1,000 investment in each of the Sub-Accounts' units on the first day of the period at the offering price, which is the Accumulation Unit Value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of a maximum $30 Contract Maintenance Charge and a 1.30% Mortality, Expense Risk and Administration Charge. The redeemable value also reflects the effect of any applicable Contingent Deferred Sales Charge that may be imposed at the end of the period (see "Contingent Deferred Sales Charge" located in the prospectus). No deduction is made for premium taxes which may be assessed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $10,000 and does not reflect the deduction of any applicable Contingent Deferred Sales Charge. Reflecting the Contingent Deferred Sales Charge would decrease the level of the performance advertised. The Contingent Deferred Sales Charge is not reflected because the Contract is designed for long term investment.

                                    59 of 131

An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment used affects performance because the Contract Maintenance Charge is fixed per Contract charge.

       The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both the standardized average annual return and the nonstandardized average annual total return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying Mutual Fund held in the Sub-Account has been in existence, if the underlying Mutual Fund has not been in existence for one of the prescribed periods. For those underlying Mutual Funds which have not been held as Sub-Accounts within the Variable Account for one of the quoted periods, the average annual total return and nonstandardized total return quotations will show the investment performance such underlying Mutual Funds would have achieved (reduced by the applicable charges) had they been held as Sub-Accounts within the Variable Account for the period quoted.

       Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance, therefore, would not be considered a guarantee of future performance. Factors affecting a Sub-Account's performance include general market conditions, operating expenses and investment management. A Contract Owner's account when redeemed may be more or less than original cost.

       Below are quotations of standardized average annual total return and nonstandardized average annual total return calculated as described above, for each of the Sub-Accounts available within the Variable Account.

                   UNDERLYING MUTUAL FUND PERFORMANCE SUMMARY

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

------------------------------------------------------------------------------------------------------
                                     1 Year To        5 Years To      Life of Fund      Date Fund
       SUB-ACCOUNT OPTIONS            12/31/95         12/31/95       To 12/31/95       Effective
------------------------------------------------------------------------------------------------------
AVIS Growth Fund                        31.25%           16.37%           15.11%*          2-08-84
------------------------------------------------------------------------------------------------------
AVIS High Yield Bond                    19.89%           11.83%           10.75%*          2-08-84
Fund
------------------------------------------------------------------------------------------------------
AVIS US Govt./AAA-rated                 13.59%            7.22%            6.78%*         11-19-85
------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible            32.52%           N/A              16.74%          10-06-93
Growth Fund
------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                34.71%           14.24%           10.57%           9-29-89
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-                      33.04%           19.54%           11.61%          10-09-86
Equity Income Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-                      33.31%           19.00%           13.11%          10-09-86
Growth Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-                      18.74%           17.21%            9.81%*          9-09-85
High Income Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-                       7.96%            6.46%            5.66%           1-28-87
Overseas Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-                   15.14%           11.07%            9.54%           9-06-89
Asset Manager.
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-Contrafund         N/A              N/A              37.93%           7-01-95
Portfolio
------------------------------------------------------------------------------------------------------
NSAT-                                   27.38%           N/A               9.52%           4-15-92
Capital Appreciation Fund
------------------------------------------------------------------------------------------------------
NSAT-Government Bond Fund               16.91%            7.96%            7.94%*         11-08-82
------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund                   3.99%            2.66%            4.26%*         11-10-81
------------------------------------------------------------------------------------------------------
NSAT-Small Company Fund                 N/A              N/A             100.73%*         10-23-95
------------------------------------------------------------------------------------------------------
NSAT-Total Return                       27.12%           15.01%           10.79%*         11-08-82
------------------------------------------------------------------------------------------------------
N&B Advisers Management Trust-          29.72%           11.98%           10.35%*          9-10-84
Growth Portfolio
------------------------------------------------------------------------------------------------------
N&B Advisers Management Trust-           9.20%            5.05%            5.99%*          9-10-84
Limited Maturity Bond
------------------------------------------------------------------------------------------------------

                                    60 of 131

                                      1 Year To        5 Years To       Life of Fund     Date Fund
SUB ACCOUNT OPTIONS                   12/31/95          12/31/95         to 12/31/95     Effective
-------------------                   ---------        ----------       ------------     ---------
N&B Advisers Management Trust-          34.40%           N/A              15.70%           3-22-94
Partners Portfolio
------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account            15.18%            8.51%            7.71%*          4-30-85
Funds-
Bond Fund
------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account             0.61%            7.85%            7.62%          11-12-90
Funds-
Global Securities Fund
------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account            19.49%           10.35%            9.43%           2-09-87
Funds-
Multiple Strategies Fund
------------------------------------------------------------------------------------------------------
Strong Special Fund II, Inc.            23.89%           N/A              17.34%           5-08-92
------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds,        33.21%           N/A              13.87%           5-08-92
Inc.-
Discovery Fund II, Inc.
------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds,        N/A              N/A              12.24%          10-23-95
Inc.-
International Stock II
------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-                   19.25%           N/A               8.11%           5-01-91
TCI Balanced
------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-                   29.10%           13.16%           11.12%          11-20-87
TCI Growth
------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-                   10.46%           N/A               2.19%           5-01-94
TCI International
------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance             15.48%            5.29%            5.68%           9-01-89
Trust-Worldwide Bond Fund
------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance              9.25%            8.46%            5.06%           9-01-89
Trust-Gold & Natural Resources
Fund
------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life        N/A              N/A              15.75%           7-01-95
Investment Trust-Real Estate
Securities Fund
------------------------------------------------------------------------------------------------------
Warburg Pincus                          N/A              N/A              13.25%           7-01-95
Trust-International Equity
Portfolio
------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Small              N/A              N/A              53.71%           7-01-95
Company Growth Portfolio
------------------------------------------------------------------------------------------------------

* Represents 10 years to 12/31/95.

                                    61 of 131

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

------------------------------------------------------------------------------------------------------
                                    1 Year To        5 Years To      Life of Fund       Date Fund
      SUB-ACCOUNT OPTIONS           12/31/95          12/31/95        To 12/31/95       Effective
------------------------------------------------------------------------------------------------------
AVIS-Growth Fund                      23.15%            14.10%           13.50%*           2-08-84
------------------------------------------------------------------------------------------------------
AVIS-High Yield Bond Fund             11.79%             9.43%            8.87%*           2-08-84
------------------------------------------------------------------------------------------------------
AVIS-US Govt./AAA-rated                5.49%             4.51%            4.50%*          11-19-85
------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible          24.42%            N/A              11.26%           10-06-93
Growth Fund
------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund              26.61%            11.80%            7.61%            9-19-89
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-                    24.94%            17.36%            9.02%           10-09-86
Equity Income Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-                    25.21%            16.90%           10.75%           10-09-86
Growth Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-                    10.64%            15.11%            7.61%*           9-09-85
High Income Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Overseas            -0.14%             3.52%            3.04%            1-28-87
Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-Asset             7.04%             8.62%            6.79%            9-06-89
Manager Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II -                 N/A              N/A              28.23%            7-01-95
Contrafund Portfolio
------------------------------------------------------------------------------------------------------
NSAT-Capital Appreciation Fund        19.28%            N/A               5.82%            4-15-92
------------------------------------------------------------------------------------------------------
NSAT-Government                        8.81%             5.26%            5.78%*          11-08-82
Bond Fund
------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund                -4.11%            -0.42%            1.81%*          11-10-81
------------------------------------------------------------------------------------------------------
NSAT-Small Company Fund                N/A              N/A              91.03%           10-23-95
------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund                19.02%            12.73%            8.79%*          11-08-82
------------------------------------------------------------------------------------------------------
N&B Advisers Management Trust-        21.62%             9.52%            8.35%*           9-10-84
Growth Portfolio
------------------------------------------------------------------------------------------------------
N&B Advisers Management                1.10%             2.16%            3.72%*           9-10-84
Trust-Limited Maturity Bond
Portfolio
------------------------------------------------------------------------------------------------------
N&B Advisers Management               26.30%            N/A               9.68%            3-22-94
Trust-Partners Portfolio
------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account           7.08%             5.85%            5.47%*           4-30-85
Funds-Bond Fund
------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account          -7.36%             5.06%            4.26%           11-12-90
Funds-Global Securities Fund
------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account          11.39%             7.77%            7.27%            2-09-87
Funds-Multiple Strategies Fund.
------------------------------------------------------------------------------------------------------
Strong Special Fund II, Inc.          15.79%            N/A              14.12%            5-08-92
------------------------------------------------------------------------------------------------------
Strong Variable Insurance             25.11%            N/A              10.36%            5-08-92
Funds, Inc.-Discovery Fund II,
Inc.
------------------------------------------------------------------------------------------------------
Strong Variable Insurance              N/A              N/A               2.54%           10-23-95
Funds, Inc.-
International Stock Fund II
------------------------------------------------------------------------------------------------------

                                    62 of 131

------------------------------------------------------------------------------------------------------
                                    1 Year To        5 Years To      Life of Fund       Date Fund
      SUB-ACCOUNT OPTIONS           12/31/95          12/31/95        To 12/31/95       Effective
------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-TCI              11.15%            N/A               4.98%            5-01-91
Balanced
------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-TCI Growth       21.00%            10.77%            8.65%           11-20-87
------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.-TCI               2.36%            N/A              -4.44%            5-01-94
International
------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance            7.38%             2.37%            2.70%            9-01-89
Trust-Worldwide Bond
------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance            1.15%             5.55%            1.66%            9-01-89
Trust-Gold & Natural Resources
Fund
------------------------------------------------------------------------------------------------------
Van Kampen American Capital            N/A              N/A               6.05%            7-01-95
Life Investment Trust-Real
Estate Securities Fund
------------------------------------------------------------------------------------------------------
Warburg Pincus                         N/A              N/A               3.55%            7-01-95
Trust-International Equity
Portfolio
------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Small             N/A              N/A              44.01%            7-01-95
Company Growth Portfolio
------------------------------------------------------------------------------------------------------

* Represents 10 years to 12/31/95.

ANNUITY PAYMENTS

       See "Frequency and Amount of Annuity Payments" located in the prospectus.

                                    63 of 131

                          Independent Auditors' Report


The Board of Directors and Contract Owners of
   Nationwide Variable Account-II
   Nationwide Life Insurance Company:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-II as of December 31, 1995, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account-II as of December 31, 1995, and the results of its operations and its changes in contract owners' equity and the schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.


                                                           KPMG Peat Marwick LLP


Columbus, Ohio
February 6, 1996


--------------------------------------------------------------------------------

                        NATIONWIDE VARIABLE ACCOUNT - II
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                               DECEMBER 31, 1995



ASSETS:
  Investments at market value:
     American VI Series - Growth Fund (AVISGro)
         623,618 shares (cost $17,102,560) .............................     $   23,585,245

     American VI Series - High-Yield Bond Fund (AVISHiYld)
         209,306 shares (cost $2,846,218) ..............................          2,911,446

     American VI Series - U.S. Government/AAA-Rated
     Securities Fund (AVISGvt)
         873,261 shares (cost $9,829,632) ..............................         10,016,309

     The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         1,283,878 shares (cost $19,489,630) ...........................         22,223,921

     Dreyfus Stock Index Fund (DryStkIx)
         8,082,567 shares (cost $126,497,616) ..........................        139,020,158

     Fidelity VIP - Equity-Income Portfolio (FidEqInc)
         70,933,143 shares (cost $1,121,753,271) .......................      1,366,881,661

     Fidelity VIP - Growth Portfolio (FidGro)
         41,657,161 shares (cost $1,007,914,736) .......................      1,216,389,107

     Fidelity VIP - High Income Portfolio (FidHiInc)
         35,625,333 shares (cost $396,271,298) .........................        429,285,265

     Fidelity VIP - Overseas Portfolio (FidOSeas)
         30,101,938 shares (cost $483,895,870) .........................        513,238,037

     Fidelity VIP-II - Asset Manager Portfolio (FidAsMgr)
         53,135,805 shares (cost $754,251,432) .........................        839,014,368

     Fidelity VIP-II - Contrafund Portfolio (FidContP)
         8,756,011 shares (cost $119,727,547) ..........................        120,657,834

     Nationwide SAT - Capital Appreciation Fund (NWCapApp)
         2,445,307 shares (cost $29,478,590) ...........................         32,962,742

     Nationwide SAT - Government Bond Fund (NWGvtBd)
         22,840,938 shares (cost $250,126,269) .........................        259,473,061

     Nationwide SAT - Money Market Fund (NWMyMkt)
         645,520,465 shares (cost $645,520,465) ........................        645,520,465

     Nationwide SAT - Small Company Fund (NWSmCoFd)
         1,101,835 shares (cost $11,998,226) ...........................         12,582,961

     Nationwide SAT - Total Return Fund (NWTotRet)
         30,093,969 shares (cost $308,837,627) .........................        347,284,398

     Neuberger & Berman - Growth Portfolio (NBGro)
         14,090,647 shares (cost $320,541,062) .........................        364,384,131

     Neuberger & Berman - Limited Maturity Bond Portfolio (NBLtdMat)
         12,726,836 shares (cost $181,308,175) .........................        187,211,761

     Neuberger & Berman - Partners Portfolio (NBPart)
         7,301,731 shares (cost $87,389,993) ...........................         96,601,896

     Oppenheimer - Bond Fund (OppBdFd)
         12,804,993 shares (cost $146,405,041) .........................        151,611,114

     Oppenheimer - Global Securities Fund (OppGlSec)
         13,111,179 shares (cost $203,180,884) ................................       196,667,679

     Oppenheimer - Multiple Strategies Fund (OppMult)
         11,577,330 shares (cost $155,408,345) ................................       168,450,154

     Strong VIP - Strong Discovery Fund II, Inc. (StDisc2)
         17,003,436 shares (cost $198,646,115) ................................       228,526,175

     Strong VIP - Strong International Stock Fund II, Inc. (StIntStk2)
         244,173 shares (cost $2,469,688) .....................................         2,495,453

     Strong VIP - Strong Special Fund II, Inc. (StSpec2)
         25,493,567 shares (cost $377,099,377) ................................       434,410,378

     TCI Portfolios - TCI Balanced (TCIBal)
         12,691,118 shares (cost $77,814,222) .................................        89,345,470

     TCI Portfolios - TCI Growth (TCIGro)
         41,306,546 shares (cost $402,345,402) ................................       498,156,942

     TCI Portfolios - TCI International (TCIInt)
         9,214,985 shares (cost $46,379,231) ..................................        49,115,872

     Van Eck - Gold and Natural Resources Fund (VEGoldNR)
         8,270,057 shares (cost $115,551,771) .................................       119,254,224

     Van Eck - Worldwide Bond Fund (VEWrldBd)
         9,525,862 shares (cost $104,143,426) .................................       106,118,098

     Van Kampen American Capital - Real Estate Securities Fund (VKACRESec)
         674,076 shares (cost $7,031,745) .....................................         7,239,575

     Warburg Pincus - International Equity Portfolio (WPIntEq)
         5,874,837 shares (cost $61,513,027) ..................................        62,567,014

     Warburg Pincus - Small Company Growth Portfolio (WPSmCoGr)
         7,488,672 shares (cost $84,455,241) ..................................        93,683,286
                                                                                   --------------
         Total assets .........................................................     8,836,886,200

ACCOUNTS PAYABLE ..............................................................         1,990,179
                                                                                   --------------
CONTRACT OWNERS' EQUITY (NOTE 4) ..............................................    $8,834,896,021
                                                                                   ==============




See accompanying notes to financial statements.

                        NATIONWIDE VARIABLE ACCOUNT - II
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

                                                                            1995                   1994                   1993
                                                                            ----                   ----                   ----
INVESTMENT ACTIVITY:
     Reinvested capital gains and dividends .................         $   255,746,278            219,361,059             87,058,811
                                                                      ---------------          -------------          -------------

     Gain (loss) on investments:
          Proceeds from redemptions of mutual fund shares ...           2,702,034,116          2,081,239,624          1,118,924,497
          Cost of mutual fund shares sold ...................          (2,527,741,633)        (1,966,796,733)        (1,023,878,546)
                                                                      ---------------          -------------          -------------
          Realized gain (loss) on investments ...............             174,292,483            114,442,891             95,045,951
          Change in unrealized gain (loss) on investments ...             974,875,269           (372,586,662)           239,514,450
                                                                      ---------------          -------------          -------------
               Net gain (loss) on investments ...............           1,149,167,752           (258,143,771)           334,560,401
                                                                      ---------------          -------------          -------------
                    Net investment activity .................           1,404,914,030            (38,782,712)           421,619,212
                                                                      ---------------          -------------          -------------

EQUITY TRANSACTIONS:
     Purchase payments received from contract owners ........           2,272,793,729          2,110,347,434          1,441,981,228
     Redemptions ............................................            (445,809,864)          (229,544,830)          (142,035,153)
     Annuity benefits .......................................                (401,351)              (155,993)              (112,491)
     Adjustments to maintain reserves .......................                (180,793)                29,075                (21,397)
                                                                      ---------------          -------------          -------------
                    Net equity transactions .................           1,826,401,721          1,880,675,686          1,299,812,187
                                                                      ---------------          -------------          -------------

EXPENSES (NOTE 2):
     Contract charges .......................................             (99,429,327)           (67,631,096)           (42,061,726)
     Contingent deferred sales charges ......................              (7,795,056)            (4,253,379)            (2,613,738)
                                                                      ---------------          -------------          -------------
                    Total expenses ..........................            (107,224,383)           (71,884,475)           (44,675,464)
                                                                      ---------------          -------------          -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......................           3,124,091,368          1,770,008,499          1,676,755,935
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .................           5,710,804,653          3,940,796,154          2,264,040,219
                                                                      ---------------          -------------          -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .......................         $ 8,834,896,021          5,710,804,653          3,940,796,154
                                                                      ===============          =============          =============





See accompanying notes to financial statements.

                        NATIONWIDE VARIABLE ACCOUNT - II
                         NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 1995, 1994 AND 1993

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  Organization and Nature of Operations

       The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

       The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b)  The Contracts

       Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

       With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

       Funds of the American Variable Insurance Series (American VI Series) (available only for contracts issued on or after May 1, 1987 and before September 1, 1989);

          American VI Series - Growth Fund (AVISGro)

          American VI Series - High-Yield Bond Fund (AVISHiYld)

          American VI Series - U.S. Government/AAA-Rated Securities Fund
          (AVISGvt)

       The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

       Dreyfus Stock Index Fund (DryStkIx)(formerly Dreyfus Life and Annuity Index Fund, Inc. (DLAI))

       Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity
       VIP);

          Fidelity VIP - Equity-Income Portfolio (FidEqInc)

          Fidelity VIP - Growth Portfolio (FidGro)

          Fidelity VIP - High Income Portfolio (FidHiInc)

          Fidelity VIP - Overseas Portfolio (FidOSeas)

       Portfolio of the Fidelity Variable Insurance Products Fund II (Fidelity VIP- II);

          Fidelity VIP-II - Asset Manager Portfolio (FidAsMgr)

          Fidelity VIP-II - Contrafund Portfolio (FidContP)

       Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);

          Nationwide SAT - Capital Appreciation Fund (NWCapApp)

          Nationwide SAT - Government Bond Fund (NWGvtBd)

          Nationwide SAT - Money Market Fund (NWMyMkt)

          Nationwide SAT - Small Company Fund (NWSmCoFd)

          Nationwide SAT - Total Return Fund (NWTotRet)

       Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman);

          Neuberger & Berman - Growth Portfolio (NBGro)

          Neuberger & Berman - Limited Maturity Bond Portfolio (NBLtdMat)

          Neuberger & Berman - Partners Portfolio (NBPart)

       Funds of the Oppenheimer Variable Account Funds (Oppenheimer);

          Oppenheimer - Bond Fund (OppBdFd)

          Oppenheimer - Global Securities Fund (OppGlSec)

          Oppenheimer - Multiple Strategies Fund (OppMult)

       Funds of the Strong Variable Insurance Products Funds (Strong VIP);

          Strong VIP - Strong Discovery Fund II, Inc. (StDisc2)

          Strong VIP - Strong International Stock Fund II, Inc. (StIntStk2)

          Strong VIP - Strong Special Fund II, Inc. (StSpec2)

       Portfolios of the TCI Portfolios, Inc. (TCI Portfolios);

          TCI Portfolios - TCI Balanced (TCIBal)

          TCI Portfolios - TCI Growth (TCIGro)

          TCI Portfolios - TCI International (TCIInt)

       Funds of the Van Eck Worldwide Insurance Trust (Van Eck) (formerly Van Eck Investment Trust);

          Van Eck - Gold and Natural Resources Fund (VEGoldNR)

          Van Eck - Worldwide Bond Fund (VEWrldBd)

             (formerly Van Eck - Global Bond Fund (VEGlobBd))

       Fund of the Van Kampen American Capital Life Investment Trust (Van Kampen American Capital);

          Van Kampen American Capital - Real Estate Securities Fund (VKACRESec)

       Portfolios of the Warburg Pincus Trust (Warburg Pincus);

          Warburg Pincus - International Equity Portfolio (WPIntEq)

          Warburg Pincus - Small Company Growth Portfolio (WPSmCoGr)

       At December 31, 1995, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

       The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c)  Security Valuation, Transactions and Related Investment Income

       The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1995. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

       Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

       The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

       The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

       (2) EXPENSES

       The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after December 15, 1988, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

       The following administrative charges are deducted by the Company: (a) for The BEST OF AMERICA(R) contracts an annual contract maintenance charge of $30, with certain exceptions, which is satisfied by surrendering units; and (b) for The BEST OF AMERICA(R) contracts issued prior to December 15, 1988, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for The BEST OF AMERICA(R) contracts issued on or after December 15, 1988, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for The BEST OF AMERICA(R) America's Vision Annuity contracts, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively; and for The BEST OF AMERICA(R) Nationwide Insurance Enterprise Annuity contracts, a mortality risk charge assessed through the daily unit value calculation equal to an annual rate of 0.80%.

(3)  SCHEDULE I

       Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented for each series, as applicable, in the following format:

          - Beginning unit value - Jan. 1

          - Reinvested capital gains and dividends

            (This amount reflects the increase in the unit value due to capital gains and dividend distributions from the underlying mutual funds.)

          - Unrealized gain (loss)

            (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

          - Contract charges

            (This amount reflects the decrease in the unit value due to the mortality risk charge, an expense risk charge and an administration charge discussed in note 2.)

          - Ending unit value - Dec. 31

          - Percentage increase (decrease) in unit value.

       For contracts in the payout phase, an assumed investment return of 3.5%, used in the calculation of the annuity benefit payment amount, results in a corresponding reduction in the components of the unit values as shown in
Schedule I.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

       The following is a summary of contract owners' equity at December 31, 1995, for each series, in both the accumulation and payout phases.

Contract owners' equity represented by:                                UNITS       UNIT VALUE
                                                                       -----       ----------
  Contracts in accumulation phase:
     The BEST OF AMERICA(R) Nationwide Insurance
     Enterprise Annuity contracts:
       The Dreyfus Socially Responsible Growth Fund, Inc.:
          Tax qualified ........................................          806      $10.330490      $  8,326
          Non-tax qualified ....................................          232       10.330490         2,397
       Dreyfus Stock Index Fund:
          Tax qualified ........................................          750       10.575706         7,932
       Fidelity VIP - Equity-Income Portfolio:
          Tax qualified ........................................        2,701       10.729806        28,981
          Non-tax qualified ....................................          920       10.729806         9,871
       Fidelity VIP - Growth Portfolio:
          Tax qualified ........................................        5,324        9.643317        51,341
          Non-tax qualified ....................................        4,256        9.643317        41,042
       Fidelity VIP - High Income Portfolio:
          Tax qualified ........................................          806       10.155366         8,185
          Non-tax qualified ....................................          525       10.155366         5,332
       Fidelity VIP - Overseas Portfolio:
          Tax qualified ........................................          111       10.484931         1,164
          Non-tax qualified ....................................           24       10.484931           252
       Fidelity VIP-II - Asset Manager Portfolio:
          Tax qualified ........................................          488       10.533861         5,141
          Non-tax qualified ....................................           69       10.533861           727
       Fidelity VIP-II - Contrafund Portfolio:
          Tax qualified ........................................          484       10.207482         4,940
          Non-tax qualified ....................................        1,565       10.207482        15,975
       Nationwide SAT - Government Bond Fund:
          Tax qualified ........................................          329       10.262495         3,376
       Nationwide SAT - Money Market Fund:
          Tax qualified ........................................        1,951       10.076854        19,660
          Non-tax qualified ....................................          578       10.076854         5,824
       Nationwide SAT - Small Company Fund:
          Tax qualified ........................................        1,552       11.411037        17,710
          Non-tax qualified ....................................          676       11.411037         7,714
       Nationwide SAT - Total Return Fund:
          Tax qualified ........................................           42       10.500717           441
          Non-tax qualified ....................................          450       10.500717         4,725
       Neuberger & Berman - Growth Portfolio:
          Tax qualified ........................................        2,596        9.971367        25,886
          Non-tax qualified ....................................        1,831        9.971367        18,258
       Neuberger & Berman - Limited Maturity
       Bond Portfolio:
          Non-tax qualified ....................................       18,239       10.180593       185,684
       Neuberger & Berman - Partners Portfolio:
          Tax qualified ........................................          934       10.570046         9,872
          Non-tax qualified ....................................          233       10.570046         2,463
       Oppenheimer - Bond Fund:
          Non-tax qualified ....................................           71       10.287129           730
       Oppenheimer - Global Securities Fund:
          Non-tax qualified ....................................           44       10.087683           444
       Oppenheimer - Multiple Strategies Fund:
          Non-tax qualified ....................................           78       10.302692           804
       Strong VIP - Strong Discovery Fund II, Inc.:
          Tax qualified ........................................          418       10.468286         4,376
          Non-tax qualified ....................................        1,763       10.468286        18,456

       Strong VIP - Strong Special Fund II, Inc.:
          Tax qualified ........................................            491    10.587949             5,199
          Non-tax qualified ....................................            309    10.587949             3,272
       TCI Portfolios - TCI Growth:
          Tax qualified ........................................          2,625     9.880281            25,936
          Non-tax qualified ....................................          2,306     9.880281            22,784
       TCI Portfolios - TCI International:
          Tax qualified ........................................             72    10.355977               746
          Non-tax qualified                                                 741    10.355977             7,674
       Van Eck - Gold and Natural Resources Fund:
          Tax qualified ........................................            305    11.060595             3,373
          Non-tax qualified ....................................            194    11.060595             2,146
       Van Eck - Worldwide Bond Fund:
          Tax qualified ........................................            496    10.113918             5,017
       Van Kampen American Capital - Real Estate
       Securities Fund:
          Tax qualified ........................................            231    10.597781             2,448
          Non-tax qualified ....................................            235    10.597781             2,490
       Warburg Pincus - International Equity Portfolio:
          Tax qualified ........................................             56    10.363169               580
       Warburg Pincus - Small Company Growth Portfolio:
          Tax qualified ........................................          3,368    11.154927            37,570
          Non-tax qualified ....................................            959    11.154927            10,698
       The BEST OF AMERICA(R) contracts:
       American VI Series - Growth Fund:
          Tax qualified ........................................        533,382    21.880052        11,670,426
          Non-tax qualified ....................................        544,338    21.880052        11,910,144
       American VI Series - High-Yield Bond Fund:
          Tax qualified ........................................         74,984    20.729452         1,554,377
          Non-tax qualified ....................................         65,007    20.729452         1,347,559
       American VI Series - U.S. Government/AAA-Rated
       Securities Fund:
          Tax qualified ........................................        315,331    18.077072         5,700,261
          Non-tax qualified ....................................        238,614    18.077072         4,313,442
       The Dreyfus Socially Responsible Growth Fund, Inc.:
          Tax qualified ........................................        640,387    14.239508         9,118,796
          Non-tax qualified ....................................        421,093    14.239508         5,996,157
       Dreyfus Stock Index Fund:
          Tax qualified ........................................      3,284,707    13.619180        44,735,016
          Non-tax qualified ....................................      2,805,145    13.619180        38,203,775
       Fidelity VIP - Equity-Income Portfolio:
          Tax qualified ........................................     21,482,777    24.863579       534,138,723
          Non-tax qualified ....................................     21,094,657    24.863579       524,488,671
       Fidelity VIP - Growth Portfolio:
          Tax qualified ........................................     15,252,906    34.006052       518,691,115
          Non-tax qualified ....................................     13,813,237    34.006052       469,733,656
       Fidelity VIP - High Income Portfolio:
          Tax qualified ........................................      6,464,833    21.817076       141,043,753
          Non-tax qualified ....................................      7,993,534    21.817076       174,395,539
       Fidelity VIP - Overseas Portfolio:
          Tax qualified ........................................     14,272,080    14.832631       211,692,496
          Non-tax qualified ....................................     14,672,390    14.832631       217,630,147
       Fidelity VIP-II - Asset Manager Portfolio:
          Tax qualified ........................................     22,704,319    18.056027       409,949,797
          Non-tax qualified ....................................     16,037,811    18.056027       289,579,148
       Fidelity VIP-II - Contrafund Portfolio:
          Tax qualified ........................................      3,025,498    11.071500        33,496,801
          Non-tax qualified ....................................      3,490,716    11.071500        38,647,462

Nationwide SAT - Capital Appreciation Fund:
  Tax qualified.........................................       897,315          14.442619          12,959,579
  Non-tax qualified.....................................       904,797          14.442619          13,067,638
Nationwide SAT - Government Bond Fund:
  Tax qualified.........................................     4,150,795          29.663756         123,128,170
  Non-tax qualified.....................................     3,385,486          29.585401         100,160,961
Nationwide SAT - Money Market Fund:
  Tax qualified.........................................     9,961,763          21.334141         212,525,656
  Non-tax qualified.....................................    10,688,426          21.334141         228,028,387
Nationwide SAT - Small Company Fund:
  Tax qualified.........................................       157,084          11.410135           1,792,350
  Non-tax qualified.....................................       607,477          11.410135           6,931,395
Nationwide SAT - Total Return Fund:
  Tax qualified.........................................     2,843,673          52.147953         148,291,726
  Non-tax qualified.....................................     2,833,128          50.805130         143,937,436
Neuberger & Berman - Growth Portfolio:
  Tax qualified.........................................     5,919,670          27.626244         163,538,248
  Non-tax qualified.....................................     5,358,461          27.626244         148,034,151
Neuberger & Berman - Limited Maturity
  Bond Portfolio:
  Tax qualified.........................................     4,061,293          16.311479          66,245,695
  Non-tax qualified.....................................     3,866,535          16.311479          63,068,904
Neuberger & Berman - Partners Portfolio:
  Tax qualified.........................................     2,151,917          13.494251          29,038,508
  Non-tax qualified.....................................     2,173,222          13.494251          29,326,003
Oppenheimer - Bond Fund:
  Tax qualified.........................................     3,369,101          16.781326          56,537,982
  Non-tax qualified.....................................     3,073,942          16.781326          51,584,823
Oppenheimer - Global Securities Fund:
  Tax qualified.........................................     6,518,772          11.411200          74,387,011
  Non-tax qualified.....................................     4,810,440          11.411200          54,892,893
Oppenheimer - Multiple Strategies Fund:
  Tax qualified.........................................     4,418,303          15.831164          69,946,879
  Non-tax qualified.....................................     3,837,204          15.831164          60,747,406
Strong VIP - Strong Discovery Fund II, Inc.:
  Tax qualified.........................................     5,223,195          16.212409          84,680,574
  Non-tax qualified.....................................     5,248,509          16.212409          85,090,975
Strong VIP - Strong International Stock Fund II, Inc.:
  Tax qualified.........................................        78,603          10.226470             803,831
  Non-tax qualified.....................................        86,735          10.226470             886,993
Strong VIP - Strong Special Fund II, Inc.:
  Tax qualified.........................................     9,874,627          18.071722         178,451,514
  Non-tax qualified.....................................     8,712,015          18.071722         157,441,113
TCI Portfolios - TCI Balanced:
  Tax qualified.........................................     2,978,792          12.912980          38,465,082
  Non-tax qualified.....................................     2,471,621          12.912980          31,915,993
TCI Portfolios - TCI Growth:
  Tax qualified.........................................     9,867,412          25.074858         247,423,955
  Non-tax qualified.....................................     7,570,906          25.074858         189,839,393
TCI Portfolios - TCI International:
  Tax qualified.........................................     1,565,354          10.402550          16,283,673
  Non-tax qualified.....................................     1,498,305          10.402550          15,586,193
Van Eck - Gold and Natural Resources Fund:
  Tax qualified.........................................     3,166,034          13.944310          44,148,160
  Non-tax qualified.....................................     3,714,045          13.944310          51,789,795
Van Eck - Worldwide Bond Fund:
  Tax qualified.........................................     2,993,355          14.433345          43,204,125
  Non-tax qualified.....................................     3,020,939          14.433345          43,602,255

Van Kampen American Capital - Real Estate
Securities Fund:
  Tax qualified.........................................       161,110          10.765351           1,734,406
  Non-tax qualified.....................................       310,010          10.765351           3,337,366
Warburg Pincus - International Equity Portfolio:
  Tax qualified.........................................     1,798,470          10.661059          19,173,595
  Non-tax qualified.....................................     2,012,385          10.661059          21,454,155
Warburg Pincus - Small Company Growth Portfolio:
  Tax qualified.........................................     2,450,661          12.430073          30,461,895
  Non-tax qualified.....................................     2,574,975          12.430073          32,007,127
The BEST OF AMERICA(R) America's Vision
Annuity(SM) contracts:
The Dreyfus Socially Responsible Growth Fund, Inc.:
  Tax qualified.........................................       195,462          13.462638           2,631,434
  Non-tax qualified.....................................       331,788          13.462638           4,466,742
Dreyfus Stock Index Fund:
  Tax qualified.........................................     1,651,153          13.549203          22,371,807
  Non-tax qualified.....................................     2,487,342          13.549203          33,701,502
Fidelity VIP - Equity-Income Portfolio:
  Tax qualified.........................................     8,772,439          14.333670         125,741,246
  Non-tax qualified.....................................    12,709,387          14.333670         182,172,159
Fidelity VIP - Growth Portfolio:
  Tax qualified.........................................     6,525,239          13.458405          87,819,309
  Non-tax qualified.....................................    10,395,158          13.458405         139,902,246
Fidelity VIP - High Income Portfolio:
  Tax qualified.........................................     4,074,649          11.707151          47,702,531
  Non-tax qualified.....................................     5,647,831          11.707151          66,120,010
Fidelity VIP - Overseas Portfolio:
  Tax qualified.........................................     3,053,190          11.394419          34,789,326
  Non-tax qualified.....................................     4,289,622          11.394419          48,877,750
Fidelity VIP-II - Asset Manager Portfolio:
  Tax qualified.........................................     5,437,140          11.038610          60,018,468
  Non-tax qualified.....................................     7,152,807          11.038610          78,957,047
Fidelity VIP-II - Contrafund Portfolio:
  Tax qualified.........................................     1,651,204          11.065996          18,272,217
  Non-tax qualified.....................................     2,730,876          11.065996          30,219,863
Nationwide SAT - Capital Appreciation Fund:
  Tax qualified.........................................       217,088          12.811228           2,781,164
  Non-tax qualified.....................................       324,265          12.811228           4,154,233
Nationwide SAT - Government Bond Fund:
  Tax qualified.........................................     1,375,356          11.196001          15,398,487
  Non-tax qualified.....................................     1,845,640          11.196001          20,663,787
Nationwide SAT - Money Market Fund:
  Tax qualified.........................................     7,418,948          10.683538          79,260,613
  Non-tax qualified.....................................    11,573,455          10.683538         123,645,446
Nationwide SAT - Small Company Fund:
  Tax qualified.........................................        61,355          11.408018             699,939
  Non-tax qualified.....................................       274,709          11.408018           3,133,885
Nationwide SAT - Total Return Fund:
  Tax qualified.........................................     1,799,440          12.801951          23,036,343
  Non-tax qualified.....................................     2,431,303          12.801951          31,125,422
Neuberger & Berman - Growth Portfolio:
  Tax qualified.........................................     1,628,798          12.286164          20,011,679
  Non-tax qualified.....................................     2,653,678          12.286164          32,603,523

Neuberger & Berman - Limited Maturity
Bond Portfolio:
  Tax qualified.........................................     2,080,555          10.786223          22,441,330
  Non-tax qualified.....................................     3,264,440          10.786223          35,210,978
Neuberger & Berman - Partners Portfolio:
  Tax qualified.........................................     1,257,295          13.474969          16,942,011
  Non-tax qualified.....................................     1,579,425          13.474969          21,282,703
Oppenheimer - Bond Fund:
  Tax qualified.........................................     1,725,638          11.228877          19,376,977
  Non-tax qualified.....................................     2,135,137          11.228877          23,975,191
Oppenheimer - Global Securities Fund:
  Tax qualified.........................................     2,901,407          10.479380          30,404,946
  Non-tax qualified.....................................     3,528,736          10.479380          36,978,965
Oppenheimer - Multiple Strategies Fund:
  Tax qualified.........................................     1,296,727          11.763879          15,254,540
  Non-tax qualified.....................................     1,911,329          11.763879          22,484,643
Strong VIP - Strong Discovery Fund II, Inc.:
  Tax qualified.........................................     1,701,819          13.432714          22,860,048
  Non-tax qualified.....................................     2,670,161          13.432714          35,867,509
Strong VIP - Strong International Stock Fund II, Inc.:
  Tax qualified.........................................        25,615          10.224570             261,902
  Non-tax qualified.....................................        53,080          10.224570             542,720
Strong VIP - Strong Special Fund II, Inc.:
  Tax qualified.........................................     3,116,534          13.287288          41,410,285
  Non-tax qualified.....................................     4,296,074          13.287288          57,083,173
TCI Portfolios - TCI Balanced:
  Tax qualified.........................................       602,257          11.914266           7,175,450
  Non-tax qualified.....................................       989,420          11.914266          11,788,213
TCI Portfolios - TCI Growth:
  Tax qualified.........................................     1,787,046          12.792935          22,861,563
  Non-tax qualified.....................................     2,955,898          12.792935          37,814,611
TCI Portfolios - TCI International:
  Tax qualified.........................................       647,594          10.387676           6,726,997
  Non-tax qualified.....................................     1,011,780          10.387676          10,510,043
Van Eck - Gold and Natural Resources Fund:
  Tax qualified.........................................       720,611          11.453100           8,253,230
  Non-tax qualified.....................................     1,314,047          11.453100          15,049,912
Van Eck - Worldwide Bond Fund:
  Tax qualified.........................................       688,208          11.473340           7,896,044
  Non-tax qualified.....................................       986,151          11.473340          11,314,446
Van Kampen American Capital - Real Estate
Securities Fund:
  Tax qualified.........................................        69,755          10.759998             750,564
  Non-tax qualified.....................................       131,252          10.759998           1,412,271
Warburg Pincus - International Equity Portfolio:
  Tax qualified.........................................       707,567          10.655759           7,539,663
  Non-tax qualified.....................................     1,351,263          10.655759          14,398,733
Warburg Pincus - Small Company Growth Portfolio:
  Tax qualified.........................................       972,182          12.423899          12,078,291
  Non-tax qualified.....................................     1,536,271          12.423899          19,086,476
Reserves for annuity contracts in payout phase:              =========          =========
  Tax qualified.........................................                                            1,425,295
  Non-tax qualified.....................................                                            1,518,928
                                                                                               --------------
                                                                                               $8,834,896,021
                                                                                               ==============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      SCHEDULE I

                        NATIONWIDE VARIABLE ACCOUNT - II
                             THE BEST OF AMERICA(R)
               NATIONWIDE INSURANCE ENTERPRISE ANNUITY CONTRACTS
                      TAX QUALIFIED AND NON-TAX QUALIFIED
                       SCHEDULE OF CHANGES IN UNIT VALUE
                          YEAR ENDED DECEMBER 31, 1995

                                    DrySRGro    DryStkIx    FkdEqInc     FidGro     FidHiInc     FidOSeas    FidAsMgr
                                   ----------   ---------   ---------   ---------  ----------   ----------  ----------
1995**
   Beginning unit value - Jan. 1   $10.000000   10.000000   10.000000   10.000000   10.000000   10.000000   10.000000
---------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
       and dividends                  .284361     .133565     .055400     .000000     .000000     .000000     .000000
---------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             .059585     .455824     .688141    (.343684)    .168653     .498416     .547401
---------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.013456)   (.013683)   (.013735)   (.012999)   (.013287)   (.013485)   (.013540)
---------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31     $10.330490   10.575706   10.729806    9.643317   10.155366   10.484931   10.533861
---------------------------------------------------------------------------------------------------------------------
   Percentage increase
       (decrease) in
       unit value* (a)                  3%(b)        6%(b)     7%(b)      (4)%(b)      2%(b)       5%(b)       5%(b)
=====================================================================================================================

                                     FidContP    NWGvtBd
                                    ---------   ---------
1995**
   Beginning unit value - Jan. 1    10.000000   10.000000
---------------------------------------------------------
   Reinvested capital gains
       and dividends                  .131621     .160077
---------------------------------------------------------
   Unrealized gain (loss)             .089202     .115777
---------------------------------------------------------
   Contract charges                  (.013341)   (.013359)
---------------------------------------------------------
   Ending unit value - Dec. 31      10.207482   10.262495
---------------------------------------------------------
   Percentage increase
       (decrease) in
       unit value* (a)                 2%(b)       3%(b)
=========================================================

*  An annualized rate of return cannot be determined as:

    (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

    (b) This investment option was not being utilized for the entire year indicated.

** These investment options were not available prior to 1995 and no other investment options were being utilized.

                        NATIONWIDE VARIABLE ACCOUNT - II
                             THE BEST OF AMERICA(R)
               NATIONWIDE INSURANCE ENTERPRISE ANNUITY CONTRACTS
                      TAX QUALIFIED AND NON-TAX QUALIFIED
                       SCHEDULE OF CHANGES IN UNIT VALUE

                          YEAR ENDED DECEMBER 31, 1995


                                   NWMyMkt    NWSmCoFd    NWTotRet     NBGro     NBLtdMat
                                   -------    --------    --------     -----     --------
1995**
Beginning unit value - Jan. 1    $10.000000   10.000000   10.000000   10.000000   10.000000
---------------------------------------------------------------------------------------------
Reinvested capital gains
and dividends                       .090135     .017460     .616695     .000000     .000000
---------------------------------------------------------------------------------------------
Unrealized gain (loss)              .000000    1.407776    (.102353)   (.015308)    .193905
---------------------------------------------------------------------------------------------
Contract charges                   (.013281)   (.014199)   (.013625)   (.013325)   (.013312)
---------------------------------------------------------------------------------------------
Ending unit value - Dec. 31      $10.076854   11.411037   10.500717    9.971367   10.180593
---------------------------------------------------------------------------------------------
Percentage increase
   (decrease) in
   unit value* (a)                     1%(b)      14%(b)       5%(b)       0%(b)       2%(b)
=============================================================================================
                                  NBPart     OppBdFd     OppGlSec    OppMult
                                  ------     -------     --------    -------
1995**
Beginning unit value - Jan. 1     10.000000   10.000000   10.000000   10.000000
-------------------------------------------------------------------------------
Reinvested capital gains
and dividends                       .000000     .170891     .000000     .105143
-------------------------------------------------------------------------------
Unrealized gain (loss)              .583646     .129602     .100810     .210984
-------------------------------------------------------------------------------
Contract charges                   (.013600)   (.013364)   (.013127)   (.013435)
-------------------------------------------------------------------------------
Ending unit value - Dec. 31       10.570046   10.287129   10.087683   10.302692
-------------------------------------------------------------------------------
Percentage increase
   (decrease) in
   unit value* (a)                     6%(b)       3%(b)       1%(b)       3%(b)
===============================================================================

*  An annualized rate of return cannot be determined as:
    (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and
    (b) This investment option was not being utilized for the entire year indicated.
** These investment options were not available prior to 1995 and no other investment options were being utilized.

                        NATIONWIDE VARIABLE ACCOUNT - II
                             THE BEST OF AMERICA(R)
               NATIONWIDE INSURANCE ENTERPRISE ANNUITY CONTRACTS
                      TAX QUALIFIED AND NON-TAX QUALIFIED
                       SCHEDULE OF CHANGES IN UNIT VALUE

                          YEAR ENDED DECEMBER 31, 1995

                                StDisc2      StSpec2     TCIgro      TCIInt      VEGoldNR
                                -------      -------     ------      ------      --------
1995**
Beginning unit value - Jan. 1   $10.000000   10.000000   10.000000   10.000000   10.000000
---------------------------------------------------------------------------------------------
Reinvested capital gains
 and dividends                     .134105     .031024     .000000     .000000     .053476
---------------------------------------------------------------------------------------------
Unrealized gain (loss)             .347815     .570573    (.106657)    .369293    1.021372
---------------------------------------------------------------------------------------------
Contract charges                  (.013634)   (.013648)   (.013062)   (.013316)   (.014253)
---------------------------------------------------------------------------------------------
Ending unit value - Dec. 31     $10.468286   10.587949    9.880281   10.355977   11.060595
---------------------------------------------------------------------------------------------
Percentage increase
 (decrease) in
 unit value* (a)                      5%(b)       6%(b)     (1)%(b)       4%(b)      11%(b)
=============================================================================================
                                VEwrldBd    VKACRESec   WPintEQ     WPSmCoGr
                                --------    ---------   -------     --------
1995**
Beginning unit value - Jan. 1   10.000000   10.000000   10.000000   10.000000
-----------------------------------------------------------------------------
Reinvested capital gains
 and dividends                    .187333     .090508     .075167     .000000
-----------------------------------------------------------------------------
Unrealized gain (loss)           (.060143)    .520696     .301322    1.168850
-----------------------------------------------------------------------------
Contract charges                 (.013272)   (.013423)   (.013320)   (.013923)
-----------------------------------------------------------------------------
Ending unit value - Dec. 31     10.113918   10.597781   10.363169   11.154927
-----------------------------------------------------------------------------
Percentage increase
 (decrease) in
 unit value* (a)                     1%(b)       6%(b)       4%(b)      12%(b)
=============================================================================

*  An annualized rate of return cannot be determined as:
     (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and
     (b) This investment option was not being utilized for the entire year indicated.
** These investment options were not available prior to 1995 and no other investment options were being utilized.

                        NATIONWIDE VARIABLE ACCOUNT - II
                        THE BEST OF AMERICA(R) CONTRACTS
                      TAX QUALIFIED AND NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993


                                   AVISGro+    AVISHiYld+   AVISGvt+    DrySRGro    DryStkIx    FidEqInc     FidGro
                                   --------    ----------   --------    --------    --------    --------     ------
1995
  Beginning unit value - Jan. 1   $16.632869   17.247186   15.872495   10.721141   10.087774   18.646331   25.451479
--------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                   1.970200    1.862872    1.241711     .391978     .361278    1.458073     .140639
--------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)            3.537128    1.870069    1.184664    3.289326    3.325716    5.043000    8.817717
--------------------------------------------------------------------------------------------------------------------
  Contract charges                  (.260145)   (.250675)   (.221798)   (.162937)   (.155588)   (.283825)   (.403783)
--------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31     $21.880052   20.729452   18.077072   14.239508   13.619180   24.863579   34.006052
--------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                   32%         20%         14%          33%        35%          33%        34%
====================================================================================================================

1994
  Beginning unit value - Jan. 1   $16.767635   18.696382   16.810323   10.702195   10.130946   17.644458   25.790764
--------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                    .539769    1.648226    1.072204     .276343     .283238    1.324090    1.551366
--------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)            (.458197)  (2.863015)  (1.799954)   (.117315)   (.195244)   (.084066)  (1.565204)
--------------------------------------------------------------------------------------------------------------------
  Contract charges                  (.216338)   (.234407)   (.210078)   (.140082)   (.131166)   (.238151)   (.325447)
--------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31     $16.632869   17.247186   15.872495   10.721141   10.087774   18.646331   25.451479
--------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                   (1)%        (8)%       (6)%          0%          0%          6%         (1)%
====================================================================================================================

1993
  Beginning unit value - Jan. 1   $14.603954   16.269615   15.319654   10.000000   10.000000   15.123262   21.890060
--------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                    .676117    1.606197    1.097138     .031105    1.497786     .440973     .486821
--------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)            1.690570    1.051273     .607970     .703067   (1.333974)   2.298480    3.727181
--------------------------------------------------------------------------------------------------------------------
  Contract charges                  (.203006)   (.230703)   (.214439)   (.031977)   (.032866)   (.218257)   (.313298)
--------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31     $16.767635   18.696382   16.810323   10.702195   10.130946   17.644458   25.790764
--------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                   15%         15%         10%         7%(b)       1%(b)        17%        18%
====================================================================================================================

                                  FidHiInc     FidOSeas    FidAsMgr    FidContP   NWCapApp
                                  --------     --------    --------    --------   --------
1995
  Beginning unit value - Jan. 1   18.327364   13.701507   15.641016   10.000000   11.311683
-------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                  1.326946     .104797     .328525     .142778     .642190
-------------------------------------------------------------------------------------------
  Unrealized gain (loss)           2.428014    1.210063    2.303674     .998371    2.653706
-------------------------------------------------------------------------------------------
  Contract charges                 (.265248)   (.183736)   (.217188)   (.069649)   (.164960)
-------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31     21.817076   14.832631   18.056027   11.071500   14.442619
-------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                  19%          8%         15%        11%(b)       28%
===========================================================================================

1994
  Beginning unit value - Jan. 1   18.859652   13.646118   16.874276      **       11.564256
-------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                  1.728139     .070437     .820188                 .182737
-------------------------------------------------------------------------------------------
  Unrealized gain (loss)          (2.016825)    .168983   (1.841072)               (.286833)
-------------------------------------------------------------------------------------------
  Contract charges                 (.243602)   (.184031)   (.212376)               (.148477)
-------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31     18.327364   13.701507   15.641016               11.311683
-------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                  (3)%         0%         (7)%                    (2)%
===========================================================================================

1993
  Beginning unit value - Jan. 1   15.855840   10.074553   14.123234      **       10.689287
-------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                  1.303797     .235418     .655581                 .260100
-------------------------------------------------------------------------------------------
  Unrealized gain (loss)           1.928892    3.494272    2.296222                 .755961
-------------------------------------------------------------------------------------------
  Contract charges                 (.228877)   (.158125)   (.200761)               (.141092)
-------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31     18.859652   13.646118   16.874276               11.564256
-------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                  19%         35%         19%                      8%
===========================================================================================

*   An annualized rate of return cannot be determined as:
      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and
      (b) This investment option was not being utilized for the entire year indicated.
**  This investment option was not being utilized or was not available.
+ See note 1(b).

                        NATIONWIDE VARIABLE ACCOUNT - II
                        THE BEST OF AMERICA(R) CONTRACTS
                      TAX QUALIFIED AND NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

                                              NWGvtBd       NWGvtBd                                   NWTotRet       NWTotRet
                                               Qual         Non-Qual       NWMyMkt      NWSmCoFd        Qual         Non-Qual
                                            ----------     ----------     ---------     ---------     ---------     ---------

1995
  Beginning unit value - Jan. 1             $25.309101     25.242252      20.457373     10.000000     40.926247     39.872391
  ---------------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                             1.790910      1.786181       1.150096       .017459      4.054856      3.950443
  ---------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                      2.924333      2.916602        .000000      1.418317      7.778269      7.577969
  ---------------------------------------------------------------------------------------------------------------------------
  Contract charges                            (.360588)     (.359634)      (.273328)     (.025641)     (.611419)     (.595673)
  ---------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31               $29.663756     29.585401      21.334141     11.410135     52.147953     50.805130
  ---------------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                              17%           17%             4%           14%(b)        27%           27%
  ===========================================================================================================================

1994
  Beginning unit value - Jan. 1             $26.497619     26.427634      19.951530           **      41.023082     39.966728
  ---------------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                             1.662261      1.657870        .769331                    2.069920      2.016621
  ---------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                     (2.516459)    (2.509816)       .000000                   (1.626696)    (1.584802)
  ---------------------------------------------------------------------------------------------------------------------------
  Contract charges                            (.334320)     (.333436)      (.263488)                   (.540059)     (.526156)
  ---------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31               $25.309101     25.242252      20.457373                   40.926247     39.872391
  ---------------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                              (4)%          (4)%            3%                          0%            0%
  ===========================================================================================================================

1993
  Beginning unit value - Jan. 1             $24.513489     24.448737      19.672720           **      37.471598     36.506693
  ---------------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                             1.565876      1.561741        .538378                    1.528737      1.489372
  ---------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                       .758226       .756217        .000000                    2.538282      2.472924
  ---------------------------------------------------------------------------------------------------------------------------
  Contract charges                            (.339972)     (.339061)      (.259568)                   (.515535)     (.502261)
  ---------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31               $26.497619     26.427634      19.951530                   41.023082     39.966728
  ---------------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                               8%            8%             1%                          9%            9%
  ===========================================================================================================================


                                                NBGro       NBLtdMat       NBPart        OppBdFd      OppGlSec       OppMult
                                              ---------     ---------     ---------     ---------     ---------     ---------

1995
  Beginning unit value - Jan. 1               21.247525     14.896724     10.017795     14.531774     11.307851     13.216172
  ---------------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                               .751645       .827026       .081856      1.000174       .297358      1.064619
  ---------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                       5.960166       .791918      3.550121      1.454423      (.045704)     1.742703
  ---------------------------------------------------------------------------------------------------------------------------
  Contract charges                             (.333092)     (.204189)     (.155521)     (.205045)     (.148305)     (.192330)
  ---------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31                 27.626244     16.311479     13.494251     16.781326     11.411200     15.831164
  ---------------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                               30%            9%           35%           15%            1%           20%
  ===========================================================================================================================

1994
  Beginning unit value - Jan. 1               22.656907     15.115753     10.000000     15.013579     12.151882     13.655607
  ---------------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                              2.730116       .638336       .000000       .845781       .214070       .695235
  ---------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                      (3.855326)     (.662388)      .072563     (1.135198)     (.900281)     (.959283)
  ---------------------------------------------------------------------------------------------------------------------------
  Contract charges                             (.284172)     (.194977)     (.054768)     (.192388)     (.157820)     (.175387)
  ---------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31                 21.247525     14.896724     10.017795     14.531774     11.307851     13.216172
  ---------------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                               (6)%         (1)%            0%(b)        (3)%          (7)%          (3)%
  ===========================================================================================================================

1993
  Beginning unit value - Jan. 1               21.495392     14.362908           **      13.456350     10.000000     11.932236
  ---------------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                               .498087       .590488                     .935484       .000000       .527244
  ---------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                        .947061       .357208                     .810882      2.187556      1.363520
  ---------------------------------------------------------------------------------------------------------------------------
  Contract charges                             (.283633)     (.194851)                   (.189137)     (.035674)     (.167393)
  ---------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31                 22.656907     15.115753                   15.013579     12.151882     13.655607
  ---------------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                                5%            5%                         12%           22%(b)        14%
  ===========================================================================================================================

 * An annualized rate of return cannot be determined as:
    (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and
    (b) This investment option was not being utilized for the entire year indicated.
** This investment option was not being utilized or was not available.

                        NATIONWIDE VARIABLE ACCOUNT - II
                        THE BEST OF AMERICA(R) CONTRACTS
                      TAX QUALIFIED AND NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993


                                           StDisc2        StIntStk2       StSpec2          TCIBal         TCIGro          TCIInt
                                          ----------      ---------      ---------       ---------       ---------       ---------

1995
  Beginning unit value - Jan. 1           $12.143604      10.000000      14.551898       10.801286       19.378026        9.392316
  --------------------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                            .211635        .041084        .752969         .305744         .022298         .000000
  --------------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                    4.041557        .209464       2.978530        1.961261        5.972516        1.136498
  --------------------------------------------------------------------------------------------------------------------------------
  Contract charges                          (.184387)      (.024078)      (.211675)       (.155311)       (.297982)       (.126264)
  --------------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31             $16.212409      10.226470      18.071722       12.912980       25.074858       10.402550
  --------------------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                            34%             2%(b)          24%             20%            29%             11%
  ================================================================================================================================

1994
  Beginning unit value - Jan. 1           $13.003747            **       14.230988       10.876699       19.864882       10.000000
  --------------------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                            .971108                       .407882         .260548         .002124         .000000
  --------------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                   (1.670219)                      .103551        (.194362)       (.235006)       (.554314)
  --------------------------------------------------------------------------------------------------------------------------------
  Contract charges                          (.161032)                     (.190523)       (.141599)       (.253974)       (.053370)
  --------------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31             $12.143604                     14.551898       10.801286       19.378026        9.392316
  --------------------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                            (7)%                           2%             (1)%            (2)%           (6)%(b)
  ================================================================================================================================

1993
  Beginning unit value - Jan. 1           $10.796708            **       11.519061       10.232829       18.244594             **
  --------------------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains.
    and dividends                            .809269                       .057233         .193822         .049563
  --------------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                    1.547378                      2.824331         .588305        1.819573
  --------------------------------------------------------------------------------------------------------------------------------
  Contract charges                          (.149608)                     (.169637)       (.138257)       (.248848)
  --------------------------------------------------------------------------------------------------------------------------------
  Ending unit value Dec. 31                $13.003747                     14.230988       10.876699       19.864882
  --------------------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                            20%                           24%              6%              9%
  ================================================================================================================================


                                                     VEGoldNR        VEWrldBd        VKACRESec        WPIntEq        WPSmCoGr
                                                     ---------       ---------       ---------       ---------       ---------

1995
  Beginning unit value - Jan. 1                      12.728311       12.465907       10.000000       10.000000       10.000000
  ----------------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                                      .125379        1.008457         .091958         .077344         .000000
  ----------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                              1.262065        1.139655         .739393         .650502        2.501564
  ----------------------------------------------------------------------------------------------------------------------------
  Contract charges                                    (.171445)       (.180674)       (.066000)       (.066787)       (.071491)
  ----------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31                        13.944310       14.433345       10.765351       10.661059       12.430073
  ----------------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                                        10%            16%             8%(b)           7%(b)         24%(b)
  ============================================================================================================================

1994
  Beginning unit value - Jan. 1                      13.544828       12.798654             **              **              **
  ----------------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                                      .068031         .051478
  ----------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                              (.711769)       (.222396)
  ----------------------------------------------------------------------------------------------------------------------------
  Contract charges                                    (.172779)       (.161829)
  ----------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31                        12.728311       12.465907
  ----------------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                                      (6)%            (3)%
  ============================================================================================================================

1993
  Beginning unit value - Jan. 1                       8.325308       12.031194             **              **              **
  ----------------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains.
    and dividends                                      .039162         .966990
  ----------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                              5.323236        (.037324)
  ----------------------------------------------------------------------------------------------------------------------------
  Contract charges                                    (.142878)       (.162206)
  ----------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31                         13.544828       12.798654
  ----------------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                                      63%              6%
  ============================================================================================================================

 * An annualized rate of return cannot be determined as:
    (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and
    (b) This investment option was not being utilized for the entire year indicated.
** This investment option was not being utilized or was not available.

--------------------------------------------------------------------------------

                        NATIONWIDE VARIABLE ACCOUNT - II
                             THE BEST OF AMERICA(R)
                     AMERICA'S VISION ANNUITY(SM) CONTRACTS
                      TAX QUALIFIED AND NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE

                     YEARS ENDED DECEMBER 31, 1995 AND 1994

                                           DrySRGro        DryStkIx        FidEqInc          FidGro          FidHiInc
                                          ----------       ---------       ---------        ---------        ---------
1995
  Beginning unit value - Jan. 1           $10.146464       10.046079       10.760332        10.082986         9.844496
  --------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                            .370596         .359517         .841191          .055711          .712698
  --------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                    3.111650        3.310456        2.908537         3.491973         1.303393
  --------------------------------------------------------------------------------------------------------------------
  Contract charges                          (.166072)       (.166849)       (.176390)        (.172265)        (.153436)
  --------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31             $13.462638       13.549203       14.333670        13.458405        11.707151
  --------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                            33%             35%             33%              33%              19%
  ====================================================================================================================

1994***
  Beginning unit value - Jan. 1           $10.138790       10.099271       10.192462        10.227729        10.140663
  --------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
  and dividends                              .261532         .282153         .764674          .615160          .929117
  --------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                    (.110944)       (.194528)       (.048662)        (.620912)       (1.084223)
  --------------------------------------------------------------------------------------------------------------------
  Contract charges                          (.142914)       (.140817)       (.148142)        (.138991)        (.141061)
  --------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31             $10.146464       10.046079       10.760332        10.082986         9.844496
  --------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                               0%             (1)%             6%              (1)%             (3)%
  ====================================================================================================================

                                               FidOSeas       FidAsMgr        FidContP        NWCapApp        NWGvtBd
                                               ---------      ---------       ---------       ---------      ---------
1995
  Beginning unit value - Jan. 1                10.536141       9.571852       10.000000       10.044095       9.562079
  --------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                                .080579        .201029         .142710         .569727        .676196
  --------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                         .929853       1.408870         .998320        2.355148       1.104438
  --------------------------------------------------------------------------------------------------------------------
  Contract charges                              (.152154)      (.143141)       (.075034)       (.157742)      (.146712)
  --------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31                  11.394419      11.038610       11.065996       12.811228      11.196001
  --------------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                                 8%            15%             11%(b)          28%            17%
  ====================================================================================================================

1994***
  Beginning unit value - Jan. 1                10.504149      10.337032             **        10.278752      10.021251
  --------------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
  and dividends                                  .054214        .502389                         .162311        .628252
  --------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                         .130333      (1.127465)                       (.254834)      (.951262)
  --------------------------------------------------------------------------------------------------------------------
  Contract charges                              (.152555)      (.140104)                       (.142134)      (.136162)
  --------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31                  10.536141       9.571852                       10.044095       9.562079
  --------------------------------------------------------------------------------------------------------------------
  Percentage increase
   (decrease) in
   unit value* (a)                                  0%            (7)%                            (2)%           (5)%
  ====================================================================================================================

  * An annualized rate of return cannot be determined as:
      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and
      (b) This investment option was not being utilized for the entire year indicated.
 ** This investment option was not being utilized or was not available.
*** These investment options were not available prior to 1994.

                        NATIONWIDE VARIABLE ACCOUNT - II
                             THE BEST OF AMERICA(R)
                     AMERICA'S VISION ANNUITY(SM) CONTRACTS
                      TAX QUALIFIED AND NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE

                     YEARS ENDED DECEMBER 31, 1995 AND 1994

                                   NWMyMkt     NWSmCoFd    NWTotRet     NBGro      NBLtdMat     NBPart
                                   -------     --------    --------     -----      --------     ------
1995
  Beginning unit value - Jan. 1  $10.254838   10.000000   10.057257    9.458916    9.860649   10.013591
-------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                   .576257     .017456     .995563     .334560     .547347     .081808
-------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)            .000000    1.418186    1.910936    2.652367     .523785    3.546970
-------------------------------------------------------------------------------------------------------
  Contract charges                 (.147557)   (.027624)   (.161805)   (.159679)   (.145558)   (.167400)
-------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31    $10.683538   11.408018   12.801951   12.286164   10.786223   13.474969
-------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                   4%         14%(b)      27%         30%          9%          35%
=======================================================================================================

1994***
  Beginning unit value - Jan. 1  $10.011385      **       10.091256   10.096549   10.015749   10.000000
-------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                   .385849                 .508763    1.216477     .422915     .000000
-------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)            .000000                (.399693)  (1.717723)   (.438889)    .072593
-------------------------------------------------------------------------------------------------------
  Contract charges                 (.142396)               (.143069)   (.136387)   (.139126)   (.059002)
-------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31    $10.254838               10.057257    9.458916    9.860649   10.013591
-------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                  2%                      0%         (6)%        (2)%         0%(b)
=======================================================================================================

                                  OppBdFd     OppGlSec    OppMult     StDisc2
                                  -------     --------    -------     -------
1995
  Beginning unit value - Jan. 1   9.733460   10.394970    9.830640   10.071698
------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                  .669514     .273289     .791531     .175352
------------------------------------------------------------------------------
  Unrealized gain (loss)           .973805    (.042048)   1.295766    3.350345
------------------------------------------------------------------------------
  Contract charges                (.147902)   (.146831)   (.154058)   (.164681)
------------------------------------------------------------------------------
  Ending unit value - Dec. 31    11.228877   10.479380   11.763879   13.432714
------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                 15%          1%          20%         33%
==============================================================================

1994***
  Beginning unit value - Jan. 1  10.066342   11.182167   10.167774   10.796000
------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                  .566682     .196942     .517326     .805515
------------------------------------------------------------------------------
  Unrealized gain (loss)          (.760661)   (.827742)   (.713828)  (1.385836)
------------------------------------------------------------------------------
  Contract charges                (.138903)   (.156397)   (.140632)   (.143981)
------------------------------------------------------------------------------
  Ending unit value - Dec. 31     9.733460   10.394970    9.830640   10.071698
------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                 (3)%       (7)%        (3)%         (7)%
==============================================================================

  * An annualized rate of return cannot be determined as:
     (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and
     (b) This investment option was not being utilized for the entire year indicated.
 ** This investment option was not being utilized or was not available.
*** These investment options were not available prior to 1994.

                        NATIONWIDE VARIABLE ACCOUNT - II
                             THE BEST OF AMERICA(R)
                     AMERICA'S VISION ANNUITY(SM) CONTRACTS
                      TAX QUALIFIED AND NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE

                     YEARS ENDED DECEMBER 31, 1995 AND 1994

                                  StIntStk2     StSpec2      TCIBal      TCIGro      TCIInt     VEGoldNR
                                  ---------     -------      ------      ------      ------     --------
1995
  Beginning unit value - Jan. 1  $10.000000    10.710138    9.975959    9.896469    9.388381   10.464922
--------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                   .041077      .553997     .282199     .011387     .000000     .103018
--------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)            .209428     2.190922    1.810577    3.048970    1.135219    1.036957
--------------------------------------------------------------------------------------------------------
  Contract charges                 (.025935)    (.167769)   (.154469)   (.163891)   (.135924)   (.151797)
--------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31    $10.224570    13.287288   11.914266   12.792935   10.387676   11.453100
--------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                  2%(b)        24%         19%          29%        11%          9%
========================================================================================================

1994***
  Beginning unit value - Jan. 1       **      $10.484543   10.055760   10.155359   10.000000   11.147499
--------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                                .300283     .240728     .001086     .000000     .055957
--------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                         .076473    (.179560)   (.120150)   (.554133)   (.585405)
--------------------------------------------------------------------------------------------------------
  Contract charges                              (.151161)   (.140969)   (.139826)   (.057486)   (.153129)
--------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31                 $10.710138    9.975959    9.896469    9.388381   10.464922
--------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                                 2%        (1)%         (3)%      (6)%(b)      (6)%
========================================================================================================

                                  VEWrldBd   VKACRESec    WPIntEq     WPSmCoGr
                                  --------   ---------    -------     --------
1995
  Beginning unit value - Jan. 1   9.919400   10.000000   10.000000   10.000000
------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                  .802034     .091916     .077309     .000000
------------------------------------------------------------------------------
  Unrealized gain (loss)           .906733     .739173     .650383    2.500906
------------------------------------------------------------------------------
  Contract charges                (.154827)   (.071091)   (.071933)   (.077007)
------------------------------------------------------------------------------
  Ending unit value - Dec. 31    11.473340   10.759998   10.655759   12.423899
------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                  16%         8%(b)       7%(b)      24%(b)
==============================================================================

1994***
  Beginning unit value - Jan. 1  10.194477       **          **          **
------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends                  .040987
------------------------------------------------------------------------------
  Unrealized gain (loss)          (.177244)
------------------------------------------------------------------------------
  Contract charges                (.138820)
------------------------------------------------------------------------------
  Ending unit value - Dec. 31     9.919400
------------------------------------------------------------------------------
  Percentage increase
    (decrease) in
    unit value* (a)                  (3)%
==============================================================================

  * An annualized rate of return cannot be determined as:
      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and
      (b) This investment option was not being utilized for the entire year indicated.
 ** This investment option was not being utilized or was not available.
*** These investment options were not available prior to 1994.

See note 3.

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------


The Board of Directors
Nationwide Life Insurance Company:

We have audited the consolidated financial statements of Nationwide Life Insurance Company (a wholly owned subsidiary of Nationwide Corporation) and subsidiaries as listed in the accompanying index. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Participating insurance and the related surplus are discussed in note 12. The Company and its counsel are of the opinion that the ultimate ownership of the participating surplus in excess of the contemplated equitable policyholder dividends belongs to the shareholder. The accompanying consolidated financial statements are presented on such basis.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1995 and 1994, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1995, in conformity with generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

In 1994, the Company adopted the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards (SFAS) No. 115, Accounting for Certain Investments in Debt and Equity Securities.

In 1993, the Company adopted the provisions of SFAS No. 109, Accounting for Income Taxes and SFAS No. 106, Employers' Accounting for Postretirement Benefits Other Than Pensions.


                                                   KPMG Peat Marwick LLP


Columbus, Ohio
February 26, 1996

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                          Consolidated Balance Sheets
                           December 31, 1995 and 1994

                                (000's omitted)

                                        ASSETS                                                1995               1994
                                        ------                                          -----------------   ----------------
Investments (notes 5, 8 and 9):
  Securities available-for-sale, at fair value:
     Fixed maturities (cost $13,438,630 in 1995; $8,318,865 in 1994)                       $ 14,167,377        8,045,906
     Equity securities (cost $27,362 in 1995; $18,372 in 1994)                                   33,718           24,713
   Fixed maturities held-to-maturity, at amortized cost (fair value $3,602,310 in 1994)           -            3,688,787
   Mortgage loans on real estate                                                              4,786,599        4,222,284
   Real estate                                                                                  239,089          252,681
   Policy loans                                                                                 370,908          340,491
   Other long-term investments                                                                   67,280           63,914
   Short-term investments (note 13)                                                              45,732          131,643
                                                                                            -----------      -----------
                                                                                             19,710,703       16,770,419
                                                                                            -----------      -----------

Cash                                                                                             10,485            7,436
Accrued investment income                                                                       239,881          220,540
Deferred policy acquisition costs                                                             1,094,195        1,064,159
Deferred Federal income tax                                                                        --             36,515
Other assets                                                                                    795,169          790,603
Assets held in Separate Accounts (note 8)                                                    18,763,678       12,222,461
                                                                                            -----------      -----------
                                                                                            $40,614,111       31,112,133
                                                                                            ===========      ===========

                         LIABILITIES AND SHAREHOLDER'S EQUITY
                         ------------------------------------

Future policy benefits and claims (notes 6 and 8)                                            18,200,128       16,321,461
Policyholders' dividend accumulations                                                           353,554          338,058
Other policyholder funds                                                                         71,155           72,770
Accrued Federal income tax (note 7):

   Current                                                                                       34,064           13,126
   Deferred                                                                                     238,877                -
                                                                                            -----------      -----------
                                                                                                272,941           13,126
                                                                                            -----------      -----------
Other liabilities                                                                               284,143          235,778
Liabilities related to Separate Accounts (note 8)                                            18,763,678       12,222,461
                                                                                            -----------      -----------
                                                                                             37,945,599       29,203,654
                                                                                            -----------      -----------
Shareholder's equity (notes 3, 4, 5, 7, 12 and 13):
   Capital shares, $1 par value.  Authorized 5,000 shares, issued and
     outstanding 3,815 shares                                                                    3,815             3,815
   Additional paid-in capital                                                                   673,782          622,753
   Retained earnings                                                                          1,606,607        1,401,579
   Unrealized gains (losses) on securities available-for-sale, net                              384,308         (119,668)
                                                                                            -----------      -----------
                                                                                              2,668,512        1,908,479
                                                                                            -----------      -----------
Commitments and contingencies (notes 9 and 15)

                                                                                            $40,614,111       31,112,133
                                                                                            ===========      ===========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                       Consolidated Statements of Income

                  Years ended December 31, 1995, 1994 and 1993
                                (000's omitted)

                                                                                      1995            1994            1993
                                                                                 ---------------  --------------  -------------
Revenues (note 16):

   Traditional life insurance premiums                                                 $  274,957      209,538       215,715
   Accident and health insurance premiums                                                 509,658      324,524       312,655
   Universal life and investment product policy charges                                   307,676      239,021       188,057
   Net investment income (note 5)                                                       1,482,980    1,289,501     1,204,426
   Realized gains (losses) on investments  (notes 5 and 13)                                   836      (16,384)      113,673
                                                                                       ----------   ----------    ----------
                                                                                        2,576,107    2,046,200     2,034,526
                                                                                       ----------   ----------    ----------
Benefits and expenses:

   Benefits and claims                                                                  1,656,287    1,279,763     1,236,906
   Provision for policyholders' dividends on participating policies (note 12)              48,074       46,061        53,189
   Amortization of deferred policy acquisition costs                                       93,044       94,744       102,134
   Other operating costs and expenses                                                     458,970      352,402       329,396
                                                                                       ----------   ----------    ----------
                                                                                        2,256,375    1,772,970     1,721,625
                                                                                       ----------   ----------    ----------
      Income before Federal income tax expense and cumulative effect of
        changes in accounting principles                                                 319,732      273,230       312,901
                                                                                       ----------   ----------    ----------

Federal income tax expense (note 7):

   Current                                                                                103,464       79,847        75,124
   Deferred                                                                                 3,790        9,657        31,634
                                                                                       ----------   ----------    ----------
                                                                                          107,254       89,504       106,758
                                                                                       ----------   ----------    ----------

      Income before cumulative effect of changes in accounting principles                 212,478      183,726       206,143

Cumulative effect of changes in accounting principles, net (note 3)                            --           --         5,365
                                                                                       ----------   ----------    ----------

      Net income                                                                       $  212,478      183,726       211,508
                                                                                       ==========   ==========    ==========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1995, 1994 and 1993
                                (000's omitted)

                                                                                             Unrealized
                                                                                           gains (losses)
                                                             Additional                    on securities        Total
                                                 Capital      paid-in        Retained      available-for-   shareholder's
                                                  shares      capital        earnings        sale, net          equity
                                                -----------   -----------   ----------- ----------------- ---------------
1993:

   Balance, beginning of year                     $   3,815      311,753    1,024,150          90,524       1,430,242
   Capital contributions                                 --      111,000           --              --         111,000
   Dividends paid to shareholder                         --           --      (17,805)             --         (17,805)
   Net income                                            --           --      211,508              --         211,508
   Unrealized losses on equity securities, net           --           --           --         (83,777)        (83,777)
                                                 ----------   ----------    ----------     ----------      ----------
   Balance, end of year                          $    3,815      422,753    1,217,853           6,747       1,651,168
                                                 ==========   ==========    =========      ==========      ==========

1994:

   Balance, beginning of year                         3,815      422,753    1,217,853           6,747       1,651,168
   Capital contribution                                  --      200,000           --              --         200,000
   Net income                                            --           --      183,726              --         183,726
   Adjustment for change in accounting for
      certain investments in debt and equity
      securities, net (note 3)                           --           --           --         216,915         216,915
   Unrealized losses on securities available-
      for-sale, net                                      --           --           --        (343,330)       (343,330)
                                                 ----------   ----------   ----------      ----------      ----------
   Balance, end of year                          $    3,815      622,753    1,401,579        (119,668)      1,908,479
                                                 ==========   ==========   ==========      ==========      ==========

1995:

   Balance, beginning of year                         3,815      622,753    1,401,579        (119,668)      1,908,479
   Capital contribution (note 13)                        --       51,029           --          (4,111)         46,918
   Dividends paid to shareholder                         --           --       (7,450)             --          (7,450)
   Net income                                            --           --      212,478              --         212,478
   Unrealized gains on securities available-
       for-sale, net                                     --           --           --         508,087         508,087
                                                 ----------   ----------   ----------      ----------      ----------
   Balance, end of year                          $    3,815      673,782    1,606,607         384,308       2,668,512
                                                 ==========   ==========   ==========      ==========      ==========



See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                     Consolidated Statements of Cash Flows

                  Years ended December 31, 1995, 1994 and 1993
                                (000's omitted)

                                                                                     1995            1994            1993
                                                                               --------------    ------------     -----------
  Cash flows from operating activities:

   Net income                                                                    $   212,478        183,726        211,508
   Adjustments to reconcile net income to net cash provided by operating activities:

         Capitalization of deferred policy acquisition costs                        (349,456)      (264,434)      (191,994)
         Amortization of deferred policy acquisition costs                            93,044         94,744        102,134
         Amortization and depreciation                                                10,319          6,207         11,156
         Realized losses (gains) on invested assets, net                                 717         15,949       (113,648)
         Deferred Federal income tax expense (benefit)                                 4,023         (2,166)        (6,006)
         Increase in accrued investment income                                       (19,341)       (29,654)        (4,218)
         Increase in other assets                                                     (3,227)      (112,566)      (549,277)
         Increase in policy liabilities                                              198,200      1,038,641        509,370
         Increase in policyholders' dividend accumulations                            15,496         15,372         17,316
         Increase in accrued Federal income tax payable                               20,938            832         16,838
         Increase in other liabilities                                                48,365         17,826         26,958
         Other, net                                                                  (20,556)       (19,303)       (11,745)
                                                                                 -----------    -----------    ------------
            Net cash provided by operating activities                                211,000        945,174         18,392
                                                                                 -----------    -----------    -----------

Cash flows from investing activities:

   Proceeds from maturity of securities available-for-sale                           706,442        579,067             --
   Proceeds from sale of securities available-for-sale                               131,420        247,876         247,502
   Proceeds from maturity of fixed maturities held-to-maturity                       633,173        516,003       1,192,093
   Proceeds from sale of fixed maturities                                                 --             --          33,959
   Proceeds from repayments of mortgage loans on real estate                         215,134        220,744         146,047
   Proceeds from sale of real estate                                                  48,477         46,713          23,587
   Proceeds from repayments of policy loans and sale of other invested assets         79,620        134,998          59,643
   Cost of securities available-for-sale acquired                                 (2,232,047)    (2,569,672)        (12,550)
   Cost of fixed maturities held-to-maturity acquired                               (669,449)      (675,835)     (2,016,831)
   Cost of mortgage loans on real estate acquired                                   (821,078)      (627,025)       (475,336)
   Cost of real estate acquired                                                      (10,970)       (15,962)         (8,827)
   Policy loans issued and other invested assets acquired                            (92,904)      (118,012)        (76,491)
                                                                                 -----------    -----------    ------------
            Net cash used in investing activities                                 (2,012,182)    (2,261,105)      (887,204)
                                                                                 -----------    -----------    -----------

Cash flows from financing activities:

   Proceeds from capital contributions                                                46,918        200,000        111,000
   Dividends paid to shareholder                                                      (7,450)            --        (17,805)
   Increase in universal life and investment product account balances              3,202,135      3,640,958      2,249,740
   Decrease in universal life and investment product account balances             (1,523,283)    (2,449,580)    (1,458,504)
                                                                                 -----------    -----------    -----------
            Net cash provided by financing activities                              1,718,320      1,391,378        884,431
                                                                                 -----------    -----------    -----------

Net (decrease) increase in cash and cash equivalents                                 (82,862)        75,447         15,619

Cash and cash equivalents, beginning of year                                         139,079         63,632         48,013
                                                                                 -----------    -----------    -----------
Cash and cash equivalents, end of year                                           $    56,217        139,079         63,632
                                                                                 ===========    ===========    ===========


See accompanying notes to consolidated financial statements.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

                 Notes to Consolidated Financial Statements

                       December 31, 1995, 1994 and 1993

                               (000's omitted)


(1)   ORGANIZATION AND DESCRIPTION OF BUSINESS

      Nationwide Life Insurance Company (NLIC) is a wholly owned subsidiary of Nationwide Corporation (Corp.). Wholly-owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC) (formerly known as Financial Horizons Life Insurance Company), West Coast Life Insurance Company (WCLIC), Employers Life Insurance Company of Wausau and subsidiaries (ELICW), National Casualty Company (NCC) and Nationwide Financial Services, Inc. (NFS). NLIC and its subsidiaries are collectively referred to as "the Company."

      NLIC, NLAIC, WCLIC and ELICW are life and accident and health insurers and NCC is a property and casualty insurer. The Company is licensed in all 50 states, the District of Columbia, the Virgin Islands and Puerto Rico. The Company offers a full range of life insurance, health insurance and annuity products through exclusive agents, brokers and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

      The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

         LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those currently recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining sound reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities. See note 4.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

(a) CONSOLIDATION POLICY

    The December 31, 1995 consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries NLAIC, WCLIC, ELICW, NCC and NFS. The December 31, 1994 and 1993 consolidated financial statements include the accounts of NLIC, NLAIC, WCLIC, NCC and NFS. The December 31, 1994 consolidated balance sheet also includes the accounts of ELICW, which was acquired by NLIC effective December 31, 1994. See Note 13. All significant intercompany balances and transactions have been eliminated.

(b) VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

    The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred Federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1995.

    Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate are included in interest income in the period received.

    Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances.

    Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

    In March, 1995, the Financial Accounting Standards Board (FASB) issued STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 121 - ACCOUNTING FOR THE IMPAIRMENT OF LONG-LIVED ASSETS AND FOR LONG-LIVED ASSETS TO BE DISPOSED OF (SFAS 121). SFAS 121 requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount. SFAS 121 also addresses the accounting for long-lived assets that are expected to be disposed of. The statement is effective for fiscal years beginning after December 15, 1995 and earlier application is permitted. Previously issued consolidated financial statements shall not be restated. The Company will adopt SFAS 121 in 1996 and the impact on the consolidated financial statements is not expected to be material.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

(c) REVENUES AND BENEFITS

    TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

    UNIVERSAL LIFE AND INVESTMENT PRODUCTS: Universal life products include universal life, variable universal life and other interest-sensitive life insurance policies. Investment products consist primarily of individual and group deferred annuities, annuities without life contingencies and guaranteed investment contracts. Revenues for universal life and investment products consist of asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances and interest credited to policy account balances.

    ACCIDENT AND HEALTH INSURANCE: Accident and health insurance premiums are recognized as revenue over the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

(d) DEFERRED POLICY ACQUISITION COSTS

    The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. For traditional life and individual health insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For universal life and investment products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

(e) SEPARATE ACCOUNTS

    Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed.

(f) FUTURE POLICY BENEFITS

    Future policy benefits for traditional life and individual health insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 6.

    Future policy benefits for annuity policies in the accumulation phase, universal life and variable universal life policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

    Future policy benefits and claims for collectively renewable long-term disability policies (primarily discounted at 5.2%) and group long-term disability policies (primarily discounted at 5.5%) are the present value of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. The impact of reserve discounting is not material. Future policy benefits and claims on other group health insurance policies are not discounted.

(g) PARTICIPATING BUSINESS

    Participating business represents approximately 45% (45% in 1994 and 48% in 1993) of the Company's ordinary life insurance in force, 72% (72% in 1994 and 1993) of the number of policies in force, and 39% (41% in 1994 and 45% in 1993) of life insurance premiums. The provision for policyholder dividends is based on current dividend scales. Future dividends are provided for ratably in future policy benefits based on dividend scales in effect at the time the policies were issued. Dividend scales are approved by the Board of Directors.

    Income attributable to participating policies in excess of policyholder dividends is accounted for as belonging to the shareholder. See note 12.

(h) FEDERAL INCOME TAX

    NLIC, NLAIC, WCLIC and NCC file a consolidated Federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Corp. Through 1994, ELICW filed a consolidated Federal income tax return with Employers Insurance of Wausau A Mutual Company. Beginning in 1995, ELICW files a separate Federal income tax return.

    In 1993, the Company adopted STATEMENT OF FINANCIAL ACCOUNTING
    STANDARDS NO. 109 - ACCOUNTING FOR INCOME TAXES, which required a change from the deferred method of accounting for income tax of APB Opinion 11 to the asset and liability method of accounting for income tax. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

    The Company has reported the cumulative effect of the change in method of accounting for income tax in the 1993 consolidated statement of income. See note 3.

(i) REINSURANCE CEDED

    Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

(j) CASH EQUIVALENTS

    For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

         (k) RECLASSIFICATION

             Certain items in the 1994 and 1993 consolidated financial statements have been reclassified to conform to the 1995 presentation.

(3)      CHANGES IN ACCOUNTING PRINCIPLES

         Effective January 1, 1994, the Company changed its method of accounting for certain investments in debt and equity securities in connection with the issuance of STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 115 - ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES. As of January 1, 1994, the Company classified fixed maturity securities with amortized cost and fair value of $6,593,844 and $7,024,736, respectively, as available-for-sale and recorded the securities at fair value. Previously, these securities were recorded at amortized cost. The effect as of January 1, 1994 has been recorded as a direct credit to shareholder's equity as follows:

           Excess of fair value over amortized cost of fixed maturity
             securities available-for-sale                                      $ 430,892
           Adjustment to deferred policy acquisition costs                        (97,177)
           Deferred Federal income tax                                           (116,800)
                                                                                ---------
                                                                                $ 216,915
                                                                                =========

         During 1993, the Company adopted accounting principles in connection with the issuance of two accounting standards by the FASB. The effect as of January 1, 1993, the date of adoption, has been recognized in the 1993 consolidated statement of income as the cumulative effect of changes in accounting principles, as follows:

           Asset/liability method of recognizing income tax (note 2(h))         $ 26,344
           Accrual method of recognizing postretirement benefits other
             than pensions (net of tax benefit of $11,296) (note 11)             (20,979)
                                                                                --------
                                                                                $  5,365
                                                                                ========

(4)      BASIS OF PRESENTATION

         The consolidated financial statements have been prepared in accordance with GAAP. Annual Statements for NLIC and NLAIC, WCLIC, ELICW and NCC, filed with the Department of Insurance of the State of Ohio (the Department), California Department of Insurance, Wisconsin Insurance Department and Michigan Bureau of Insurance, respectively, are prepared on the basis of accounting practices prescribed or permitted by such regulatory authorities. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         The statutory capital shares and surplus of NLIC as reported to regulatory authorities as of December 31, 1995, 1994 and 1993 was $1,363,031, $1,262,861 and $992,631, respectively. The statutory net income of NLIC as reported to regulatory authorities for the years ended December 31, 1995, 1994 and 1993 was $86,529, $76,532 and
         $185,943, respectively.

 LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

(5)      INVESTMENTS

         An analysis of investment income by investment type follows for the years ended December 31:

                                                                 1995             1994            1993
                                                            -------------     ------------    ------------
   Gross investment income:
    Securities available-for-sale:
     Fixed maturities                                         $  772,589         674,346              --
     Equity securities                                             1,436             550           7,230
    Fixed maturities held-to-maturity                            232,692         193,009         800,255
    Mortgage loans on real estate                                410,965         376,783         364,810
    Real estate                                                   39,222          40,280          39,684
    Short-term investments                                        12,249           6,990           5,080
    Other                                                         61,701          42,831          33,832
                                                              ----------      ----------      ----------
          Total investment income                              1,530,854       1,334,789       1,250,891
   Less investment expenses                                       47,874          45,288          46,465
                                                              ----------      ----------      ----------
          Net investment income                               $1,482,980       1,289,501       1,204,426
                                                              ==========      ==========      ==========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

                                                                 1995             1994           1993
                                                           ---------------   -------------  --------------
    Securities available-for-sale:
     Fixed maturities                                         $  6,792            (7,120)              --
     Equity securities                                           3,435             1,427          129,728
    Fixed maturities                                                --                --           20,225
    Mortgage loans on real estate                               (7,312)          (20,462)         (28,241)
    Real estate and other                                       (2,079)            9,771           (8,039)
                                                              --------          --------         --------
                                                              $    836           (16,384)         113,673
                                                              ========          ========         ========


         The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of December 31:

                                                                                1995             1994
                                                                            ---------------   -------------
    Gross unrealized gains (losses)                                           $ 735,103         (266,618)
    Adjustment to deferred policy acquisition costs                            (143,851)          82,525
    Deferred Federal income tax                                                (206,944)          64,425
                                                                              ---------        ---------
                                                                              $ 384,308         (119,668)
                                                                              =========        =========

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturities held-to-maturity follows for the years ended December 31:

                                                                 1995             1994            1993
                                                            ---------------   -------------   -------------
    Securities available-for-sale:
     Fixed maturities                                         $ 1,001,706       (703,851)           --
     Equity securities                                                 15         (1,990)      (128,837)
    Fixed maturities held-to-maturity                              86,477       (421,427)       223,392
                                                              -----------    -----------    -----------
                                                              $ 1,088,198     (1,127,268)        94,555
                                                              ===========    ===========    ===========

 LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

The amortized cost and estimated fair value of securities available-for-sale were as follows as of December 31, 1995:

                                                                            Gross         Gross
                                                           Amortized     unrealized     unrealized     Estimated
                                                              cost          gains         losses       fair value
                                                         --------------  ------------ ------------- ---------------
 Fixed maturities:

  U.S. Treasury securities and obligations of U.S.
    government corporations and agencies                   $   438,109        36,714            (53)       474,770
  Obligations of states and political subdivisions               9,742         1,252             (1)        10,993
  Debt securities issued by foreign governments                162,442         9,641            (66)       172,017
  Corporate securities                                       8,902,494       524,796        (30,561)     9,396,729
  Mortgage-backed securities                                 3,925,843       196,645         (9,620)     4,112,868
                                                             ---------   -----------    -----------    -----------
      Total fixed maturities                                13,438,630       769,048        (40,301)    14,167,377
 Equity securities                                              27,362         6,441            (85)        33,718
                                                            ----------   -----------    -----------    -----------
                                                           $13,465,992       775,489        (40,386)    14,201,095
                                                           ===========   ===========    ============   ===========


The amortized cost and estimated fair value of securities available-for-sale and fixed maturities held-to-maturity were as follows as of December 31, 1994:

                                                                            Gross         Gross
                                                           Amortized     unrealized     unrealized     Estimated
                                                              cost          gains         losses       fair value
                                                         -------------  ------------- ------------- ---------------
SECURITIES AVAILABLE-FOR-SALE
 Fixed maturities:
  U.S. Treasury securities and obligations of U.S.
      government corporations and agencies                    $  393,156        1,794       (18,941)      376,009
  Obligations of states and political subdivisions                 2,202           55           (21)        2,236
  Debt securities issued by foreign governments                  177,910          872        (9,205)      169,577
  Corporate securities                                         4,201,738       50,405      (128,698)    4,123,445
  Mortgage-backed securities                                   3,543,859       18,125      (187,345)    3,374,639
                                                              ----------    ----------    ----------    ---------
        Total fixed maturities                                 8,318,865       71,251      (344,210)    8,045,906
 Equity securities                                                18,372        6,637          (296)       24,713
                                                              ----------    ----------    ----------    ---------
                                                              $8,337,237       77,888      (344,506)    8,070,619
                                                              ==========    =========     ==========    =========

FIXED MATURITY SECURITIES HELD-TO-MATURITY
  Obligations of states and political subdivisions           $   11,613           92           (255)       11,450
  Debt securities issued by foreign governments                  16,131          111            (39)       16,203
  Corporate securities                                        3,661,043       34,180       (120,566)    3,574,657
                                                              ----------    ----------    ----------    ---------
                                                             $3,688,787       34,383       (120,860)    3,602,310
                                                              ==========    ==========    ==========    =========

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1995, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                    Amortized          Estimated
                                                      cost            fair value
                                                    -----------       ------------

FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE
--------------------------------------------
Due in one year or less                             $   641,490         647,639
Due after one year through five years                 5,365,703       5,623,126
Due after five years through ten years                2,477,457       2,609,262
Due after ten years                                   1,028,137       1,174,482
                                                    -----------     -----------
                                                      9,512,787      10,054,509
Mortgage-backed securities                            3,925,843       4,112,868
                                                    -----------     -----------
                                                    $13,438,630      14,167,377
                                                    ===========     ===========

Proceeds from the sale of securities available-for-sale during 1995 and 1994 were $131,420 and $247,876, respectively, while proceeds from sales of investments in fixed maturity securities during 1993 were $33,959. Gross gains of $7,197 ($3,406 in 1994 and $2,413 in 1993) and gross losses of $2,309
($21,866 in 1994 and $39 in 1993) were realized on those sales.

During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $27,929 to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $4,285.

As permitted by the FASB's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November, 1995, the Company transferred all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3,705,644, resulting in a gross unrealized gain of $171,531.

Investments that were non-income producing for the twelve month period preceding December 31, 1995 amounted to $28,958 ($11,513 for 1994) and consisted of $8,228 (none in 1994) in fixed maturity securities, $14,740 ($11,111 in 1994) in real estate and $5,990 ($402 in 1994) in other long-term investments.

Real estate is presented at cost less accumulated depreciation of $30,931 in 1995 ($29,275 in 1994) and valuation allowances of $26,250 in 1995 ($27,330 in
1994).

Other long-term investments are presented net of valuation allowances of $457 as of December 31, 1995. There were no such valuation allowances as of December 31, 1994.

As of December 31, 1995, the recorded investment of mortgage loans on real estate considered to be impaired (under STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 114, ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN as amended by STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 118, ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN - INCOME RECOGNITION AND DISCLOSURE) was $44,995, which includes $23,975 of impaired mortgage loans on real estate for which the related valuation allowance was $5,276 and $21,020 of impaired mortgage loans on real estate for which there was no valuation allowance. During 1995, the average recorded investment in impaired mortgage loans on real estate was approximately $22,621 and interest income recognized on those loans was $416, which is equal to interest income recognized using a cash-basis method of income recognition.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

    Activity in the valuation allowance account for mortgage loans on real estate is summarized for the year ended December 31, 1995:

                                                                1995
                                                              --------
    Allowance, beginning year                               $ 47,892
         Additions charged to operations                       7,653
         Direct write-downs charged against the allowance     (4,850)
                                                            --------
    Allowance, end of year                                  $ 50,695
                                                            ========

    Foresclosures of mortgage loans on real estate were $37,187 in 1994 and mortgage loans on real estate in process of foreclosure or in-substance foreclosed as of December 31, 1994 totaled $19,878, which approximated fair value.

    Fixed maturity securities with an amortized cost of $13,982 and $11,137 as of December 31, 1995 and 1994, respectively, were on deposit with various regulatory agencies as required by law.


(6) FUTURE POLICY BENEFITS AND CLAIMS

    The liability for future policy benefits for investment contracts represents approximately 82% and 81% of the total liability for future policy benefits as of December 31, 1995 and 1994, respectively. The average interest rate credited on investment product policies was approximately 6.5%, 6.5% and 7.0% for the years ended December 31, 1995, 1994 and 1993, respectively.

    The liability for future policy benefits for traditional life insurance and individual health insurance policies has been established based upon the following assumptions:

       INTEREST RATES:  Interest rates vary as follows:


                                                                                                   Health
          Year of issue                         Life Insurance                                    insurance
          --------------      ------------------------------------------------------------     ---------------
           1995               7.6%, not graded - permanent contracts with loan provisions         4.5%
                              7.7%, not graded - all other contracts
           1984-1994          6.0% to 10.5%, not graded                                           5.0% to 6.0%
           1966-1983          6.0% to 8.1%, graded over 20 years to 4.0% to 6.6%                  3.5% to 6.0%
           1965 and prior     generally lower than post 1965 issues                               3.5% to 4.0%


    WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

    MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

    Activity in the liability for unpaid claims and claim adjustment expenses is summarized for the years ended December 31:

                                                                      1995           1994            1993
                                                                     ----------    ----------    ---------
      Balance, beginning of year                                      $ 637,998      592,180      760,209
         Less reinsurance recoverables                                  438,761      430,720      547,683
                                                                      ---------    ---------    ---------
               Net balance, beginning of year                           199,237      161,460      212,526
                                                                      ---------    ---------    ---------
      Incurred related to:
         Current year                                                   425,907      273,299      309,721
         Prior years                                                    (17,203)     (26,156)     (26,248)
                                                                      ---------    ---------    ---------
            Total incurred                                              408,704      247,143      283,473
                                                                      ---------    ---------    ---------
      Paid related to:
         Current year                                                   290,605      175,700      208,978
         Prior years                                                    111,353       73,889      125,561
                                                                      ---------    ---------    ---------
            Total paid                                                  401,958      249,589      334,539
                                                                      ---------    ---------    ---------
      Unpaid claims of acquired companies                                 2,542       40,223         --
                                                                      ---------    ---------    ---------
               Net balance, end of year                                 208,525      199,237      161,460
         Plus reinsurance recoverables                                  491,321      438,761      430,720
                                                                      ---------    ---------    ---------
      Balance, end of year                                            $ 699,846      637,998      592,180
                                                                      =========    =========    =========

    Reinsurance recoverables include amounts from affiliates, as discussed in note 13, of $477,912, $430,936, $430,278 and $534,983 as of December 31,
    1995, 1994, 1993 and 1992, respectively.

    The provision for claims and claim adjustment expenses for prior years decreased in each of the three years ended December 31, 1995 due to lower-than-anticipated costs to settle accident and health insurance claims.


(7) FEDERAL INCOME TAX

    The tax effects of temporary differences that give rise to significant components of the net deferred tax asset (liability) as of December 31, 1995 and 1994 are as follows:

                                                                                       1995            1994
                                                                                     --------       --------
      Deferred tax assets:
       Future policy benefits                                                       $ 179,916      124,044
       Fixed maturity securities available-for-sale                                      --         95,536
       Liabilities in Separate Accounts                                               129,120       94,783
       Mortgage loans on real estate and real estate                                   26,062       25,632
       Other policyholder funds                                                         7,752        7,137
       Other assets and other liabilities                                              47,215       57,528
                                                                                    ---------    ---------
         Total gross deferred tax assets                                              390,065      404,660
                                                                                    ---------    ---------
      Deferred tax liabilities:
       Deferred policy acquisition costs                                              312,616      317,224
       Fixed maturity securities available-for-sale                                   266,184         --
       Equity securities available-for-sale and other
          long-term investments                                                         3,431        3,620
       Other                                                                           46,711       47,301
                                                                                    ---------    ---------
         Total gross deferred tax liabilities                                         628,942      368,145
                                                                                    ---------    ---------
                                                                                    $(238,877)      36,515
                                                                                    =========    =========

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

     The Company has determined that valuation allowances are not necessary as of December 31, 1995, 1994 and 1993 based on its analysis of future deductible amounts. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. All future deductible amounts can be offset by future taxable amounts or recovery of Federal income tax paid within the statutory carryback period. In addition, for future deductible amounts for securities available-for-sale, affiliates of the Company which are included in the same consolidated Federal income tax return hold investments that could be sold for capital gains that could offset capital losses realized by the Company should securities available-for-sale be sold at a loss.

     Total Federal income tax expense for the years ended December 31, 1995, 1994 and 1993 differs from the amount computed by applying the U.S.
     Federal income tax rate to income before tax as follows:

                                                                 1995                      1994                    1993
                                                         ----------------------   ----------------------   ----------------------
                                                                Amount     %            Amount     %            Amount      %
                                                         ---------------  -----   --------------  ------   -------------  -------
      Computed (expected) tax expense                        $ 111,906    35.0       $  95,631    35.0      $ 109,515     35.0
      Tax exempt interest and dividends
         received deduction                                       (137)   (0.1)           (194)   (0.1)        (2,322)    (0.7)
      Current year increase in U.S. Federal
         income tax rate                                            --      --              --      --          1,704      0.5
      Other, net                                                (4,515)   (1.4)         (5,933)   (2.1)        (2,139)    (0.7)
                                                             ---------    ----       ---------    ----      ---------     ----
            Total (effective rate of each year)              $ 107,254    33.5       $  89,504    32.8      $ 106,758     34.1
                                                             =========    ====       =========    ====      =========     ====



     Total Federal income tax paid was $75,309, $87,576 and $58,286 during the years ended December 31, 1995, 1994 and 1993, respectively.

     Prior to 1984, the Life Insurance Company Income Tax Act of 1959 as amended by the Deficit Reduction Act of 1984 (DRA), permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in the Policyholders' Surplus Account (PSA). Management considers the likelihood of distributions from the PSA to be remote; therefore, no Federal income tax has been provided for such distributions in the consolidated financial statements. The DRA eliminated any additional deferrals to the PSA. Any distributions from the PSA, however, will continue to be taxable at the then current tax rate. The balance of the PSA was approximately $35,344 as of December 31, 1995.

(8)  DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

     STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 107 - DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 defines the fair value of a financial instrument as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques.

     These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and,in many cases, could not be realized in the immediate settlement of the instruments. SFAS 107 excludes certain assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

       Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from SFAS 107 disclosures, estimated fair value of policy reserves on life insurance contracts are provided to make the fair value disclosures more meaningful.

       The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

       The following methods and assumptions were used by the Company in estimating its fair value disclosures:

         CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

         FIXED MATURITY AND EQUITY SECURITIES: Fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.


         SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand.

         MORTGAGE LOANS ON REAL ESTATE: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is the estimated fair value of the underlying collateral.

         INVESTMENT CONTRACTS: Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

         POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life, universal life and supplementary contracts with
         life   contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

         POLICYHOLDERS' DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER FUNDS:
         The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

    Carrying amount and estimated fair value of financial instruments subject to SFAS 107 and policy reserves on life insurance contracts were as follow as of December 31, 1995 and 1994:


                                                     1995                          1994
                                           --------------------------   -------------------------
                                             Carrying      Estimated      Carrying     Estimated
                                              amount       fair value      amount      fair value
                                           -----------    -----------   -----------   -----------
ASSETS
------
Investments:
   Securities available-for-sale:
      Fixed maturities                     $14,167,377    14,167,377     8,045,906     8,045,906
      Equity securities                         33,718        33,718        24,713        24,713
   Fixed maturities held-to-maturity              --            --       3,688,787     3,602,310
   Mortgage loans on real estate             4,786,599     5,169,805     4,222,284     4,173,284
   Policy loans                                370,908       370,908       340,491       340,491
   Short-term investments                       45,732        45,732       131,643       131,643
Cash                                            10,485        10,485         7,436         7,436
Assets held in Separate Accounts            18,763,678    18,763,678    12,222,461    12,222,461

LIABILITIES
-----------
Investment contracts                        13,561,943    13,221,724    12,189,894    11,657,556
Policy reserves on life insurance contacts   3,695,814     3,659,074     3,170,085     2,934,384
Policyholders' dividend accumulations          353,554       353,554       338,058       338,058
Other policyholder funds                        71,155        71,155        72,770        72,770
Liabilities related to Separate Accounts    18,763,678    18,224,933    12,222,461    11,807,331


(9) ADDITIONAL FINANCIAL INSTRUMENTS DISCLOSURES
    --------------------------------------------

    FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

    Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the
    contract.   Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $361,974 extending into 1996 were outstanding as of December 31, 1995.

    SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 20% (22% in 1994) in any geographic area and no more than 2% (2% in 1994) with any one borrower.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

    The summary below depicts loans by remaining principal balance as of December 31, 1995 and 1994:

                                                                                              Apartment
                                                            Office    Warehouse     Retail     & other      Total
                                                          ---------   ---------   ---------   ---------   ---------
1995:
 East North Central                                      $ 140,732     110,361     534,814     184,201     970,108
 East South Central                                         23,978      15,653     183,790      84,588     308,009
 Mountain                                                     --        18,940     144,156      48,727     211,823
 Middle Atlantic                                           124,079      72,201     183,562      18,383     398,225
 New England                                                 9,594      39,526     153,644           1     202,765
 Pacific                                                   190,628     239,687     395,914     107,650     933,879
 South Atlantic                                            101,904      74,731     458,355     279,692     914,682
 West North Central                                        134,866      14,205      81,521      37,586     268,178
 West South Central                                         69,143      99,618     194,717     272,323     635,801
                                                          ---------   ---------   ---------   ---------   ---------
                                                          $ 794,924     684,922   2,330,473   1,033,151   4,843,470
                                                          =========   =========   =========   =========
     Less valuation allowances and unamortized discount                                                      56,871
                                                                                                          ---------
                Total mortgage loans on real estate, net                                                 $4,786,599
                                                                                                          =========


                                                                                              Apartment
                                                            Office    Warehouse     Retail     & other      Total
                                                          ---------   ---------   ---------   ---------   ---------
1994:
 East North Central                                      $ 109,233     103,499     540,686     191,489     944,907
 East South Central                                         24,298      10,803     127,845      76,897     239,843
 Mountain                                                    3,150      13,770     140,358      39,682     196,960
 Middle Atlantic                                            61,299      53,285     140,847      30,111     285,542
 New England                                                10,536      43,282     139,131           4     192,953
 Pacific                                                   195,393     210,930     397,911      68,768     873,002
 South Atlantic                                             87,150      81,576     424,150     210,354     803,230
 West North Central                                        127,760      11,766      80,854       4,738     225,118
 West South Central                                         51,013      84,796     184,923     194,788     515,520
                                                          ---------   ---------   ---------   ---------   ---------
                                                          $ 669,832     613,707   2,176,705     816,831   4,277,075
                                                          =========   =========   =========   =========
   Less valuation allowances and unamortized discount                                                        54,791
                                                                                                          ---------
        Total mortgage loans on real estate, net                                                         $4,222,284
                                                                                                          =========


(10)  PENSION PLAN
      ------------

      The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one thousand hours of service within a twelve-month period and who have met certain age requirements. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

      Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

    Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement
    Plan. Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

    Pension costs charged to operations by the Company during the years ended December 31, 1995, 1994 and 1993 were $14,105, $10,451 and $6,702, respectively.

    The Company's net accrued pension expense as of December 31, 1995 and 1994 was $1,376 and $1,836, respectively.

    The net periodic pension cost for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the years ended December 31, 1995, 1994 and 1993 follows:

                                                                 1995          1994          1993
                                                              ---------     ---------     ---------
     Service cost (benefits earned during the period)         $  64,524        64,740        47,694
     Interest cost on projected benefit obligation               95,283        73,951        70,543
     Actual return on plan assets                              (249,294)      (21,495)     (105,002)
     Net amortization and deferral                              143,353       (62,150)       20,832
                                                               ---------     ---------     ---------
                                                              $  53,866        55,046        34,067
                                                               =========     =========     =========

    Basis for measurements, net periodic pension cost:


                                                                    1995          1994          1993
                                                                 ---------     ---------     ---------
     Weighted average discount rate                                7.50%         5.75%         6.75%
     Rate of increase in future compensation levels                6.25%         4.50%         4.75%
     Expected long-term rate of return on plan assets              8.75%         7.00%         7.50%

    Information regarding the funded status of the Nationwide Insurance Enterprise Retirement Plan as a whole as of December 31, 1995
    (post-merger) and the Nationwide Insurance Companies and Affiliates Retirement Plan as of December 31, 1995 (pre-merger) and 1994 follows:

                                                                   Post-merger     Pre-merger
                                                                      1995           1995           1994
                                                                   -----------    -----------    -----------
          Accumulated benefit obligation:

          Vested                                                   $ 1,236,730      1,002,079        914,850
          Nonvested                                                     26,503          8,998          7,570
                                                                   -----------    -----------    -----------
                                                                   $ 1,263,233      1,011,077        922,420
                                                                   ===========    ===========    ===========

     Net accrued pension expense:
        Projected benefit obligation for services rendered
           to date                                                 $ 1,780,616      1,447,522      1,305,547
        Plan assets at fair value                                    1,738,004      1,508,781      1,241,771
                                                                   -----------    -----------    -----------
           Plan assets (less than) in excess of  projected
              benefit obligation                                       (42,612)        61,259        (63,776)
        Unrecognized prior service cost                                 42,845         42,850         46,201
        Unrecognized net (gains) losses                                (63,130)       (86,195)        39,408
        Unrecognized net obligation (asset) at transition               41,305        (19,841)       (21,994)
                                                                   -----------    -----------    -----------
                                                                   $   (21,592)        (1,927)          (161)
                                                                   ===========    ===========    ===========

              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            (a wholly owned subsidiary of Nationwide Corporation)

            Notes to Consolidated Financial Statements, Continued

     Basis for measurements, funded status of plan:

                                                          Post-merger       Pre-merger
                                                             1995             1995              1994
                                                        ---------------  ---------------   ---------------
     Weighed average discount rate                           6.00%             6.00%            7.50%
     Rate of increase in future compensation levels          4.25%             4.25%            6.25%



     Assets of the Nationwide Insurance Enterprise Retirement Plan are invested in group annuity contracts of NLIC and ELICW. Prior to the merger, the assets of the Nationwide Insurance Companies and Affiliates Retirement Plan were invested in a group annuity contract of NLIC.

(11) POSTRETIREMENT BENEFITS OTHER THAN PENSIONS
     -------------------------------------------

     In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

     Effective January 1, 1993, the Company adopted the provisions of STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 106 - EMPLOYERS' ACCOUNTING FOR POSTRETIREMENT BENEFITS OTHER THAN PENSIONS (SFAS 106), which requires the accrual method of accounting for postretirement life and health care insurance benefits based on actuarially determined costs to be recognized over the period from the date of hire to the full eligibility date of employees who are expected to qualify for such benefits.

     The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation as of January 1, 1993. Accordingly, a noncash charge of $32,275 ($20,979 net of related income tax benefit) was recorded in the 1993 consolidated statement of income as a cumulative effect of a change in accounting principle. See note 3. The adoption of SFAS 106, including the cumulative effect of the change in accounting principle, increased the expense for postretirement benefits by $35,277 to $36,544 in 1993. Certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

     The Company's accrued postretirement benefit expense as of December 31, 1995 and 1994 was $51,490 and $36,001, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1995 and 1994 was $8,269 and $4,627, respectively.

     The amount of NPPBC for the plan as a whole for the years ended December 31, 1995, 1994 and 1993 was as follows:

                                                                                   1995            1994          1993
                                                                                 --------        --------      --------
     Service cost - benefits attributed to employee service during the year      $  6,235           8,586         7,090
     Interest cost on accumulated postretirement benefit obligation                14,151          14,011        13,928
     Actual return on plan assets                                                  (2,657)         (1,622)         --
     Amortization of unrecognized transition obligation of affiliates               2,966             568           568
     Net amortization and deferral                                                 (1,619)          1,622          --
                                                                                 --------        --------      --------
                                                                                 $ 19,076          23,165        21,586
                                                                                 ========        ========      ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

       Information regarding the funded status of the plan as a whole as of December 31, 1995 and 1994 follows:

                                                                                     1995          1994
                                                                                   ---------    ---------
       Accrued postretirement benefit expense:
          Retirees                                                                 $  88,680       76,677
          Fully eligible, active plan participants                                    28,793       22,013
          Other active plan participants                                              90,375       59,089
                                                                                   ---------    ---------
             Accumulated postretirement benefit obligation (APBO)                    207,848      157,779
          Plan assets at fair value                                                   54,325       49,012
                                                                                   ---------    ---------
             Plan assets less than accumulated postretirement benefit obligation    (153,523)    (108,767)
          Unrecognized transition obligation of affiliates                             1,827        6,577
          Unrecognized net gains                                                      (1,038)     (41,497)
                                                                                   ---------    ---------
                                                                                   $(152,734)    (143,687)
                                                                                   =========    =========


       Actuarial assumptions used for the measurement of the APBO as of December 31, 1995 and 1994 and the NPPBC for 1995, 1994 and 1993 were as follows:

                                                          1995          1995          1994          1994          1993
                                                          APBO         NPPBC          APBO          NPPBC         NPPBC
                                                       -----------   -----------   ------------  ------------  ------------
           Discount rate                                 6.75%            8%            8%            7%            8%
           Assumed health care cost trend rate:
               Initial rate                                11%           10%           11%           12%           14%
               Ultimate rate                                6%            6%            6%            6%            6%
               Uniform declining period                  12 Years      12 Years      12 Years      12 Years      12 Years

       The health care cost trend rate assumption has an effect on the amounts reported. For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1995 by $641 and the NPPBC for the year ended December 31, 1995 by $107.

(12)   REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND
       RESTRICTIONS
       -------------------------------------------------------------

       Each insurance company's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and each of its insurance subsidiaries exceed the minimum risk-based capital requirements.

       In accordance with the requirements of the New York statutes, the Company has agreed with the Superintendent of Insurance of that state that so long as participating policies and contracts are held by residents of New York, no profits on participating policies and contracts in excess of the larger of (a) ten percent of such profits or
       (b) fifty cents per year per thousand dollars of participating life insurance in force, exclusive of group term, as of the year-end shall inure to the benefit of the shareholder. Such New York statutes further provide that so long as such agreement is in effect, such excess of profits shall be exhibited as "participating policyholders' surplus" in annual statements filed with the Superintendent and shall be used only for the payment or apportionment of dividends to participating policyholders at least to the extent required by statute or for the purpose of making up any loss on participating policies.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

      In the opinion of counsel for the Company, the ultimate ownership of the entire surplus, however classified, of the Company resides with the shareholder, subject to the usual requirements under state laws and regulations that certain deposits, reserves and minimum surplus be maintained for the protection of the policyholders until all policy contracts are discharged.

      Based on the opinion of counsel with respect to the ownership of its surplus, the Company is of the opinion that the earnings attributable to participating policies in excess of the amounts paid as dividends to policyholders belong to the shareholder rather than the policyholders, and such earnings are so treated by the Company.

      The amount of shareholder's equity other than capital shares was $2,664,697, $1,904,664 and $1,647,353 as of December 31, 1995, 1994 and
      1993, respectively. The amount thereof not presently available for dividends to the shareholder due to the New York restrictions was $1,503,241, $929,934 and $954,037 as of December 31, 1995, 1994 and 1993,
      respectively.

      Ohio law limits the payment of dividends to shareholders. The maximum dividend that may be paid by the Company without prior approval of the Director of the Department is limited to the greater of statutory gain from operations of the preceding calendar year or 10% of statutory shareholder's surplus as of the prior December 31. Therefore, $2,468,687 of shareholder's equity, as presented in the accompanying consolidated financial statements, is so restricted as to dividend payments in 1996.

      Each of NLIC's insurance company subsidiaries are limited in their payment of dividends by the state insurance department of their respective state of domicile. As of December 31, 1995, the maximum amount of shareholder's equity available for dividend payment to NLIC in 1996 by its insurance company subsidiaries without prior approval are:

      Nationwide Life and Annuity Insurance Company   $10,143
      West Coast Life Insurance Company                13,153
      Employers Life Insurance Company of Wausau       10,132
      National Casualty Company                            --
                                                      -------
                                                      $33,428
                                                      =======


(13)  TRANSACTIONS WITH AFFILIATES
      ----------------------------

      On March 1, 1995, Corp. contributed all of the outstanding shares of Farmland Life Insurance Company (Farmland) to NLIC, which then merged Farmland into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46,918. The contribution of Farmland has been accounted for in a manner similar to a pooling of interests and accordingly, Farmland's results are included in the consolidated statements of income beginning January 1, 1995. However, prior period consolidated financial statements have not been restated due to the impact of Farmland being immaterial.

      Effective December 31, 1994, NLIC purchased all of the outstanding shares of ELICW from Wausau Service Corporation (WSC) for $155,000. NLIC transferred fixed maturity securities and cash with a fair value of $155,000 to WSC on December 28, 1994, which resulted in a realized loss of $19,239 on the disposition of the securities. The purchase price approximated both the historical cost basis and fair value of net assets of ELICW. ELICW has and will continue to share home office, other facilities, equipment and common management and administrative services with WSC.

      Certain annuity products are sold through three affiliated companies which are also subsidiaries of Corp. Total commissions and fees paid to these affiliates for the three years ended December 31, 1995 were $57,969, $50,470 and $44,577, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

      The Company shares home office, other facilities, equipment and common management and administrative services with affiliates.

      The Company participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1995 and 1994 were not material.

      During 1993, the Company sold equity securities with a market value $194,515 to NMIC, resulting in a realized gain of $122,823. With the proceeds, the Company purchased securities with a market value of $194,139 and cash of $376 from NMIC.

      Intercompany reinsurance contracts exist between NLIC and NMIC, NLIC and WCLIC, NLIC and NCC, WCLIC and NMIC and WCLIC and ELICW as of December 31, 1995. These contracts are immaterial to the consolidated financial statements.

      NCC participates in several 100% quota share reinsurance agreements with NMIC and Nationwide Mutual Fire Insurance Company, the minority shareholder of Corp. As a result of these agreements, the following assets and (liabilities) are included in the consolidated financial statements as of December 31, 1995 and 1994 for reinsurance ceded:

                                                                            1995          1994
                                                                        -----------   -----------
      Reinsurance recoverable                                           $ 590,379       541,289
      Unearned premium reserves                                          (112,467)     (110,353)
      Liability for unpaid claims and claim adjustment expense           (477,912)     (430,936)

      The ceding of reinsurance does not discharge the original insurer from primary liability to its policyholder. The insurer which assumes the coverage assumes the related liability and it is the practice of insurers to treat insured risks, to the extent of reinsurance ceded, as though they were risks for which the original insurer is not liable. Management believes the financial strength of NMIC reduces to an acceptable level any risk to NCC under these intercompany reinsurance agreements.

      ELICW assumes certain accident and health insurance business from Employers Insurance of Wausau A Mutual Company, an affiliate. During 1995, total premiums assumed by ELICW under the reinsurance agreement were $150,622.

      The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC) and California Cash Management Company (CCMC), both affiliates, under which NCMC and CCMC act as common agents in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC and CCMC were $21,644 and $92,531 as of December 31, 1995 and 1994, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

(14)  BANK LINES OF CREDIT
      --------------------

      As of December 31, 1995 and 1994, NLIC had $120,000 of confirmed but unused bank lines of credit which support a $100,000 commercial paper borrowing authorization.

(15)  CONTINGENCIES
      -------------

      The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

(16)  SEGMENT INFORMATION
      -------------------

      The Company operates in the long-term savings, life insurance and accident and health insurance lines of business in the life insurance and property and casualty insurance industries. Long-term savings operations include both qualified and non-qualified annuity contracts issued to both individuals and groups. Life insurance operations include whole life, universal life, variable universal life and endowment and term life insurance issued to individuals and groups. Accident and health insurance operations also provide coverage to individuals and groups. Corporate primarily includes investments, and the related investment income, which are not specifically allocated to one of the three operating segments. In addition, realized gains and losses on all general account investments are reported as a component of the corporate segment.

      During 1995, the Company changed its reporting segments to better reflect the way the businesses are managed. Prior periods have been restated to reflect these changes.

      The following table summarizes the revenues and income (loss) before Federal income tax expense and cumulative effect of changes in accounting principles for the years ended December 31, 1995, 1994 and 1993 and assets as of December 31, 1995, 1994 and 1993, by business segment.

                                                                                      1995           1994           1993
                                                                                 ------------    ------------   ------------
      Revenues:
           Long-term savings                                                     $  1,406,241       1,125,013      1,048,045
           Life insurance                                                             502,885         452,795        432,343
           Accident and health insurance                                              532,383         345,545        339,764
           Corporate                                                                  134,598         122,847        214,374
                                                                                 ------------    ------------   ------------
                                                                                 $  2,576,107       2,046,200      2,034,526
                                                                                 ============    ============   ============

      Income (loss) before Federal income tax expense and
          cumulative effect of changes in accounting principles:
           Long-term savings                                                          129,475          95,530         47,966
           Life insurance                                                              63,169          46,119         36,383
           Accident and health insurance                                              (12,521)         13,221         15,041
           Corporate                                                                  139,609         118,360        213,511
                                                                                 ------------    ------------   ------------
                                                                                 $    319,732         273,230        312,901
                                                                                 ============    ============   ============
      Assets:
           Long-term savings                                                       34,634,892      25,815,273     20,695,598
           Life insurance                                                           3,675,581       3,231,651      2,897,574
           Accident and health insurance                                              307,643         291,296        297,200
           Corporate                                                                1,995,995       1,773,913      1,515,989
                                                                                 ------------    ------------   ------------
                                                                                 $ 40,614,111      31,112,133     25,406,361
                                                                                 ============    ============   ============



                                                                      Schedule I
                                                                     -----------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       Summary of Investments - Other Than Investments in Related Parties
                               December 31, 1995
                                (000's omitted)

                                                                     ----------------- ---------------  ------------------
                                                                         Column B         Column C           Column D
                                                                     ----------------- ---------------  ---------------
                                                                                                         Amount at which
                                                                                                           shown in the
                                                                                                           consolidated
                                                                           Cost         Market value      balance sheet
                                                                     ----------------- ---------------- -------------------
Fixed maturities available-for-sale:
   Bonds and notes:
      U.S. Government and government agencies and authorities          $  3,913,961         4,116,744          4,116,744
      States, municipalities and political subdivisions                       9,742            10,993             10,993
      Foreign governments                                                   162,442           172,016            172,016
      Public utilities                                                    2,053,701         2,146,000          2,146,000
      All other corporate                                                 7,298,784         7,721,624          7,721,624
                                                                     ----------------- ---------------- -------------------
          Total fixed maturities available-for-sale                      13,438,630        14,167,377         14,167,377
                                                                     ----------------- ---------------- -------------------
Equity securities available-for-sale:
   Common stocks:
      Industrial, miscellaneous and all other                                26,037            32,474             32,474
   Non-redeemable preferred stock                                             1,325             1,244              1,244
                                                                     ----------------- ---------------- -------------------
          Total equity securities available-for-sale                         27,362            33,718             33,718
                                                                     ----------------- ---------------- -------------------

Mortgage loans on real estate                                             4,838,432                            4,786,599*
Real estate:
   Investment properties                                                    213,340                              171,739*
   Acquired in satisfaction of debt                                          82,930                               67,350*
Policy loans                                                                370,908                              370,908
Other long-term investments                                                  73,190                               67,280#
Short-term investments                                                       45,732                               45,732
                                                                     -----------------                  -------------------
          Total investments                                             $19,090,524                           19,710,703
                                                                     =================                  ===================


* Difference from Column B is primarily due to accumulated depreciation and valuation allowances due to impairments on real estate and valuation allowances due to impairments on mortgage loans on real estate. See Item 7, Management's Discussion and Analysis of Financial Condition and Results of Operations and note 5 to the consolidated financial statements.

# Difference from Column B is primarily due to operating losses of investments in limited partnerships.


See accompanying independent auditors' report.

                                                                   Schedule III
                                                                   ------------
               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      Supplementary Insurance Information
                        December 31, 1995, 1994 and 1993
                                (000's omitted)


----------------------------------- -------------- -------------------- ------------------- ------------------ ---------------
             Column A                  Column B          Column C            Column D           Column E          Column F
----------------------------------- -------------- -------------------- ------------------- ------------------ ---------------
                                       Deferred       Future policy                           Other policy
                                        policy      benefits, losses,                          claims and
             Segment                 acquisition        claims and      Unearned premiums   benefits payable      Premium
                                        costs         loss expenses            (1)                 (2)            revenue
----------------------------------- -------------- -------------------- ------------------- ------------------ ---------------
1995: Long-term savings                $   668,784          14,847,449                                    455               -
      Life insurance                       416,209           2,494,344                                408,990         274,957
      Accident and health
       insurance                             9,202             858,335                                 15,264         509,658
      Corporate                                  -                   -                                      -               -
                                    -------------- ---------------------                    ------------------ ---------------
             Total                      $1,094,195          18,200,128                                424,709         784,615
                                    ============== =====================                    ================== ===============

1994: Long-term savings                    663,696          13,300,015                                    240               -
      Life insurance                       387,486           2,245,375                                397,174         209,538
      Accident and health
       insurance                            12,977             776,071                                 13,414         324,524
      Corporate                                  -                   -                                      -               -
                                    -------------- ---------------------                    ------------------ ---------------
             Total                      $1,064,159          16,321,461                                410,828         534,062
                                    ============== =====================                    ================== ===============

1993: Long-term savings                    506,243          11,308,024                                  1,262               -
      Life insurance                       291,683           2,047,844                                378,788         215,715
      Accident and health
       insurance                            14,018             736,387                                 14,595         312,655
      Corporate                                  -                   -                                      -               -
                                    -------------- ---------------------                    ------------------ ---------------
             Total                     $   811,944          14,092,255                                394,645         528,370
                                    ============== =====================                    ================== ===============

----------------------------------- -------------- -------------------- ------------------  -----------------  --------------
             Column A                  Column G          Column H            Column I           Column J          Column K
----------------------------------- -------------- -------------------- ------------------- ------------------ ---------------
                                         Net                                Amortization           Other
                                      investment    Benefits, claims,       of deferred          operating
             Segment                    income          losses and            policy              expenses         Premiums
                                         (3)       settlement expenses   acquisition costs          (3)             written
----------------------------------- -------------- -------------------- ------------------- ------------------ ---------------

1995: Long-term savings                 $1,124,207           1,009,632             51,998             210,525
      Life insurance                       202,285             267,123             34,124              94,461
      Accident and health
       insurance                            22,725             379,532              6,922             153,984         473,513
      Corporate                            133,763                   -                  -                   -
                                    -------------- -------------------- ------------------- ------------------
             Total                      $1,482,980           1,656,287             93,044             458,970
                                    ============== ==================== =================== ==================

1994: Long-term savings                    945,318             807,756             56,236             171,038
      Life insurance                       183,933             237,125             33,394              90,535
      Accident and health
       insurance                           21,020             234,882              5,114              90,829         315,688
      Corporate                            139,230                   -                  -                   -
                                    -------------- -------------------- ------------------- ------------------
             Total                      $1,289,501           1,279,763             94,744             352,402
                                    ============== ==================== =================== ==================

1993: Long-term savings                    897,639             800,385             43,291             157,046
      Life insurance                       178,978             227,786             35,220              89,496
      Accident and health
       insurance                            27,108             208,735             23,623              82,854        263,117
      Corporate                            100,701                   -                  -                   -
                                    -------------- -------------------- ------------------- ------------------
             Total                      $1,204,426           1,236,906            102,134             329,396
                                    ============== ==================== =================== ==================

(1)  Unearned premiums are included in Column C amounts.        (3)  Allocations of net investment income and certain general
(2)  Column E agrees to the sum of the consolidated balance          expenses are based on a number of assumptions and
     sheet captions, "Policyholders' dividend                        estimates, and reported operating results would
     accumulations" and "Other policyholder funds".                  change by segment if different methods were applied.

See accompanying independent auditors' report.

                                                                     Schedule IV
                                                                     -----------
               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                  Reinsurance
                  Years ended December 31, 1995, 1994 and 1993
                                (000's omitted)


                                                                                                              Percentage
                                                        Ceded to         Assumed from                         of amount
                                   Gross amount      other companies   other companies      Net amount      assumed to net
                                ------------------- ------------------ ----------------- ------------------ ---------------
1995:
Life insurance in force              $51,613,116          6,865,011            742,451        45,490,556           1.6%
                                =================== ================== ================= ================== ===============

Premiums:
   Life insurance                        281,687             12,817              6,087           274,957           2.2%
   Accident and health
     insurance                           427,943             73,131            154,846           509,658          30.4%
                                ------------------- ------------------ ----------------- ------------------ ---------------
          Total                    $     709,630             85,948            160,933           784,615          20.5%
                                =================== ================== ================= ================== ===============
1994:
Life insurance in force              $46,262,595          5,289,259            819,799        41,793,135           2.0%
                                =================== ================== ================= ================== ===============
Premiums:
   Life insurance                        209,918              7,551              7,171           209,538           3.4%
   Accident and health
     insurance                           389,573             69,095              4,046           324,524           1.2%
                                ------------------- ------------------ ----------------- ------------------ ---------------
          Total                    $     599,491             76,646             11,217           534,062           2.1%
                                =================== ================== ================= ================== ===============

1993:
Life insurance in force              $39,417,116          4,352,071            180,739        35,245,784           0.5%
                                =================== ================== ================= ================== ===============
Premiums:
   Life insurance                        218,764              6,161              3,112           215,715           1.4%
   Accident and health
     insurance                           398,289             88,506              2,872           312,655           0.9%
                                ------------------- ------------------ ----------------- ------------------ ---------------
          Total                    $     617,053             94,667              5,984           528,370           1.1%
                                =================== ================== ================= ================== ===============


See accompanying independent auditors' report.

                                                                      Schedule V
                                                                      ----------
               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       Valuation and Qualifying Accounts
                  Years ended December 31, 1995, 1994 and 1993
                                (000's omitted)


------------------------------------------------- ---------------- ----------------------------- ------------- -------------
                    Column A                         Column B               Column C               Column D      Column E
------------------------------------------------- ---------------- ----------------------------- ------------- -------------
                                                    Balance at     Charged to                                   Balance at
                                                   beginning of     costs and      Charged to     Deductions      end of
Description                                           period        expenses     other accounts      (1)          period
------------------------------------------------- ---------------------------------------------- ------------- -------------
1995:
Valuation allowances - fixed maturity securities       $     -         10,153               -         10,153             -
Valuation  allowances  - mortgage  loans on real
  estate                                                47,892          7,653               -          4,850        50,695
Valuation allowances - real estate                      27,330         (1,080)              -              -        26,250
Valuation allowances - other long-term
  investments                                                -            457               -              -           457


1994:
Valuation allowances - fixed maturity securities         6,680         (6,680)              -              -             -
Valuation  allowances  - mortgage loans on real
  estate                                                42,350         21,672               -         16,130        47,892
Valuation allowances - real estate                      31,357         (4,027)              -              -        27,330


1993:
Valuation allowances - fixed maturity securities         5,746            934               -              -         6,680
Valuation  allowances - mortgage loans on real
  estate                                                31,872         28,241               -         17,763        42,350
Valuation allowances - real estate                      35,471         (4,114)              -              -        31,357
Valuation allowances - other long-term
  investments                                              700           (700)              -              -             -


(1) Amounts represent direct write-downs charged against the valuation allowance.



See accompanying independent auditors' report.

PART C. OTHER INFORMATION

Item 24.      FINANCIAL STATEMENTS AND EXHIBITS

              (a) Financial Statements:

                  (1) Financial statements and schedule included           PAGE
                      in Prospectus

                      (Part A):

                      Condensed Financial Information.                       17

                  (2) Financial statements and schedule included
                      in Part B:

                      Those financial statements and schedule                64
                      required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A).

              Nationwide Variable Account-II:

                      Independent Auditors' Report.                          64

                      Statement of Assets, Liabilities and Contract          65
                      Owners' Equity as of December 31, 1995.

                      Statements of Operations and Changes in                67
                      Contract Owners' Equity for the years ended
                      December 31, 1995, 1994 and 1993.

                      Notes to Financial Statements.                         68

                      Schedules of Changes in Unit Value.                    76

              Nationwide Life Insurance Company:

                      Independent Auditors' Report.                          85

                      Consolidated Balance Sheets as of December             86
                      31, 1995 and 1994.

                      Consolidated Statements of Income for the              87
                      years ended December 31, 1995, 1994 and
                      1993.

                      Consolidated Statements of Shareholder's               88
                      Equity for the years ended December 31,
                      1995, 1994 and 1993.

                      Consolidated Statements of Cash Flows for              89
                      the years ended December 31, 1995, 1994
                      and 1993.

                      Notes to Consolidated Financial Statements.            90

                      Schedule I - Summary of Investments - Other
                      Than Investments in Related Parties                    110

                      Schedule III - Supplementary Insurance Information     111

                      Schedule IV - Reinsurance                              112

                      Schedule V - Valuation and Qualifying Accounts         113


                                   114 of 131

Item 24.      (b) Exhibits

                        (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with the Registration Statement, and hereby incorporated by reference.

                        (2)  Not Applicable

                        (3) Underwriting or Distribution of contracts between the Registrant and Principal Underwriter - Filed previously with the Registration Statement, and hereby incorporated by reference.

                        (4) The form of the variable annuity contract - Attached hereto.

                        (5)  Variable Annuity Application - Attached
                             hereto

                        (6) Articles of Incorporation of Depositor Filed previously with the Registration Statement, and hereby incorporated by reference.

                        (7)  Not Applicable
                        (8)  Not Applicable

                        (9) Opinion of Counsel - Filed previously with the Registration Statement, and hereby incorporated by reference.

                      (10)   Not Applicable
                      (11)   Not Applicable
                      (12)   Not Applicable

                      (13)   Performance Advertising Calculation
                             Schedule - Filed previously with Post-
                             Effective Amendment No. 14 to the
                             Registration Statement, and hereby
                             incorporated by reference.

                                   115 of 131

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Lewis J. Alphin                                        Director
                          519 Bethel Church Road
                          Mount Olives, NC  28365

                          Keith W. Eckel                                         Director
                          1647 Falls Road
                          Clarks Summit, PA 18411

                          Willard J. Engel                                       Director
                          1100 East Main Street
                          Marshall, MN 56258

                          Fred C. Finney                                         Director
                          1558 West Moreland Road
                          Wooster, OH 44691

                          Charles L. Fuellgraf, Jr.                              Director
                          600 South Washington Street
                          Butler, PA  16001

                          Joseph J. Gasper                         President and Chief Operating Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          Henry S. Holloway                                   Chairman of the
                          1247 Stafford Road                                       Board
                          Darlington, MD  21034

                          D. Richard McFerson                      Chairman and Chief Executive Officer-
                          One Nationwide Plaza                        Nationwide Insurance Enterprise
                          Columbus, OH  43215                                  and Director

                          David O. Miller                                        Director
                          115 Sprague Drive
                          Hebron, Ohio  43025

                          C. Ray Noecker                                         Director
                          2770 State Route 674 South
                          Ashville, OH 43103

                          James F. Patterson                                     Director
                          8765 Mulberry Road
                          Chesterland, OH  44026


                                   116 of 131

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Arden L. Shisler                                       Director
                          1356 North Wenger Road
                          Dalton, OH  44618

                          Robert L. Stewart                                      Director
                          88740 Fairview Road
                          Jewett, OH  43986

                          Nancy C. Thomas                                        Director
                          10835 Georgetown Street NE
                          Louisville, OH  44641

                          Harold W. Weihl                                        Director
                          14282 King Road
                          Bowling Green, OH  43402

                          Gordon E. McCutchan                            Executive Vice President,
                          One Nationwide Plaza                          Law and Corporate Services
                          Columbus, OH  43215                                  and Secretary

                          Robert A. Oakley                               Executive Vice President-
                          One Nationwide Plaza                            Chief Financial Officer
                          Columbus, Ohio  43215

                          James E. Brock                                  Senior Vice President -
                          One Nationwide Plaza                            Life Company Operations
                          Columbus, OH  43215

                          W. Sidney Druen                            Senior Vice President and General
                          One Nationwide Plaza                        Counsel and Assistant Secretary
                          Columbus, OH  43215

                          Harvey S. Galloway, Jr.                  Senior Vice President-Chief Actuary-
                          One Nationwide Plaza                          Life, Health and Annuities
                          Columbus, OH  43215

                          Richard A. Karas                            Senior Vice President - Sales -
                          One Nationwide Plaza                              Financial Services
                          Columbus, OH  43215

                          Michael D. Bleiweiss                                Vice President-
                          One Nationwide Plaza                             Deferred Compensation
                          Columbus, OH  43215

                                   117 of 131

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
                          Matthew S. Easley                                  Vice President -
                          One Nationwide Plaza                         Annuity and Pension Actuarial
                          Columbus, OH  43215

                          Ronald L. Eppley                                    Vice President-
                          One Nationwide Plaza                                   Pensions
                          Columbus, OH  43215

                          Timothy E. Murphy                                   Vice President-
                          One Nationwide Plaza                              Strategic Marketing
                          Columbus, Ohio  43215

                          R. Dennis Noice                                     Vice President-
                          One Nationwide Plaza                        Individual Investment Products
                          Columbus, OH  43215

                          Joseph P. Rath                                     Vice President -
                          One Nationwide Plaza                           Associate General Counsel
                          Columbus, OH  43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

                * Subsidiaries for which separate financial statements are filed

                ** Subsidiaries included in the respective consolidated financial statements

                *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

                ****  other subsidiaries

                                   118 of 131

                                                                        NO. VOTING
                                                                        SECURITIES
                                                                       (SEE ATTACHED
                                                       STATE           CHART) UNLESS
                        COMPANY                   OF ORGANIZATION        OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED
         Affiliate Agency of Ohio, Inc.                 Ohio                           Life Insurance Agency

         Affiliate Agency, Inc.                       Delaware                         Life Insurance Agency

         Allnations, Inc.                               Ohio                           Promotes cooperative insurance
                                                                                       corporations worldwide

         American Marine Underwriters, Inc.           Florida                          Underwriting Manager

         Auto Direkt Insurance Company                Germany                          Insurance Company

         The Beak and Wire Corporation                  Ohio                           Radio Tower Joint Venture

         California Cash Management Company          California                        Investment Securities Agent

         Colonial County Mutual insurance              Texas                           Insurance Company
         Company

         Colonial Insurance Company of               California                        Insurance Company
         California

         Columbus Insurance Brokerage and             Germany                          Insurance Broker
         Service GMBH

         Companies Agency Insurance Services         California                        Insurance  Broker
         of California

         Companies Agency of Alabama, Inc.            Alabama                          Insurance Broker

         Companies Agency of Idaho, Inc.               Idaho                           Insurance Broker

         Companies Agency of Illinois, Inc.           Illinois                         Acts as Collection Agent for Policies
                                                                                       placed through Brokers

         Companies Agency of Kentucky, Inc.           Kentucky                         Insurance Broker

         Companies Agency of Massachusetts,        Massachusetts                       Insurance Broker
         Inc.

         Companies Agency of New York, Inc.           New York                         Insurance Broker

         Companies Agency of Pennsylvania, Inc.     Pennsylvania                       Insurance Broker

         Companies Agency of Phoenix, Inc.            Arizona                          Insurance Broker

         Companies Agency of Texas, Inc.               Texas                           Insurance Broker

         Companies Agency, Inc.                      Wisconsin                         Insurance Broker

         Companies Annuity Agency of Texas,            Texas                           Insurance Broker
         Inc.

         Countrywide Services Corporation             Delaware                         Products Liability, Investigative and
                                                                                       Claims Management Services

         Employers Insurance of Wausau A             Wisconsin                         Insurance Company
         Mutual Company

     **  Employers Life Insurance Company of         Wisconsin                         Life Insurance Company
         Wausau

         F & B, Inc.                                    Iowa                           Insurance Agency

                                   119 of 131

                                                                        NO. VOTING
                                                                        SECURITIES
                                                                       (SEE ATTACHED
                                                       STATE           CHART) UNLESS
                        COMPANY                   OF ORGANIZATION        OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED
         Farmland Mutual Insurance Company              Iowa                           Insurance Company

         Financial Horizons Distributors              Alabama                          Life Insurance Agency

         Agency of Alabama, Inc.

         Financial Horizons Distributors                Ohio                           Insurance Agency
         Agency of Ohio

         Financial Horizons Distributors              Oklahoma                         Life Insurance Agency

         Agency of Oklahoma, Inc.

         Financial Horizons Distributors               Texas                           Life Insurance Agency
         Agency of Texas, Inc.

      *  Financial Horizons Investment Trust       Massachusetts                       Investment Company

         Financial Horizons Securities                Oklahoma                         Broker Dealer
         Corporation

         Gates, McDonald & Company                      Ohio                           Cost Control Business

         Gates, McDonald & Company of Nevada           Nevada                          Self-Insurance Administration Claims
                                                                                       Examinations and Data Processing Services

         Gates, McDonald & Company of New             New York                         Workers Compensation Claims Administration
         York, Inc.

         Greater La Crosse Health Plans, Inc.        Wisconsin                         Writes Commercial Health and Medicare
                                                                                       Supplement Insurance

         InHealth Agency, Inc.                          Ohio                           Insurance Agency

         InHealth Management Systems, Inc.              Ohio                           Develops and operates Managed Care Delivery
                                                                                       System

         Insurance Intermediaries, Inc.                 Ohio                           Insurance Broker and Insurance Agency

         Key Health Plan, Inc.                       California                        Pre-paid health plans

         Landmark Financial Services of New           New York                         Life Insurance Agency
         York, Inc.

         Leben Direkt Insurance Company               Germany                          Life Insurance Company

         Lone Star General Agency, Inc.                Texas                           Insurance Agency

     **  MRM Investments, Inc.                          Ohio                           Owns and operates a Recreational Ski Facility

     **  National Casualty Company                    Michigan                         Insurance Company

         National Casualty Company of America,     Great Britain                       Insurance Company
         Ltd.

     **  National Premium and Benefit                 Delaware                         Insurance Administrative Services
         Administration Company

         Nationwide Agribusiness Insurance              Iowa                           Insurance Company
         Company

         Nationwide Cash Management Company             Ohio                           Investment Securities Agent

         Nationwide Communications, Inc.                Ohio                           Radio Broadcasting Business

         Nationwide Community Urban                     Ohio                           Redevelopment of blighted areas within the
         Redevelopment Corporation                                                     City of Columbus, Ohio


                                   120 of 131

                                                                        NO. VOTING
                                                                        SECURITIES
                                                                       (SEE ATTACHED
                                                       STATE           CHART) UNLESS
                        COMPANY                   OF ORGANIZATION        OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED
         Nationwide Corporation                         Ohio                           Organized for the purpose of acquiring,
                                                                                       holding, encumbering, transferring, or
                                                                                       otherwise disposing of shares, bonds, and
                                                                                       other evidences of indebtedness, securities,
                                                                                       and contracts of other persons, associations,
                                                                                       corporations, domestic or foreign and to form
                                                                                       or acquire the control of other corporations

         Nationwide Development Company                 Ohio                           Owns, leases and manages commercial real
                                                                                       estate

         Nationwide Financial Institution             Delaware                         Insurance Agency
         Distributors Agency, Inc.

     **  Nationwide Advisory Services, Inc.             Ohio                           Registered Broker-Dealer, Investment Manager
                                                                                       and Administrator

         Nationwide General Insurance Company           Ohio                           Insurance Company

         Nationwide HMO, Inc.                           Ohio                           Health Maintenance Organization

      *  Nationwide Indemnity Company                   Ohio                           Reinsurance Company

         Nationwide Insurance Enterprise                Ohio                           Membership Non-Profit Corporation
         Foundation

         Nationwide Insurance Golf Charities,           Ohio                           Membership Non-Profit Corporation
         Inc.

         Nationwide Investing Foundation              Michigan                         Investment Company

      *  Nationwide Investing                      Massachusetts                       Investment Company
         Foundation II

         Nationwide Investment Services               Oklahoma                         Registered Broker-Dealer in Deferred
         Corporation                                                                   Compensation Market

         Nationwide Investors Services, Inc.            Ohio                           Stock Transfer Agent

     **  Nationwide Life and Annuity Insurance          Ohio                           Life Insurance Company
         Company

     **  Nationwide Life Insurance Company              Ohio                           Life Insurance Company

         Nationwide Lloyds                             Texas                           Texas Lloyds Company

         Nationwide Mutual Fire Insurance               Ohio                           Insurance Company
         Company

         Nationwide Mutual Insurance Company            Ohio                           Insurance Company

         Nationwide Property and Casualty               Ohio                           Insurance Company
         Insurance Company

     **  Nationwide Property Management, Inc.           Ohio                           Owns, leases, manages and deals in Real
                                                                                       Property

      *  Nationwide Separate Account Trust         Massachusetts                       Investment Company

         NEA Valuebuilder Investor Services of        Alabama                          Life Insurance Agency
         Alabama, Inc.

         NEA Valuebuilder Investor Services of        Arizona                          Life Insurance Agency
         Arizona, Inc.


                                   121 of 131

                                                                        NO. VOTING
                                                                        SECURITIES
                                                                       (SEE ATTACHED
                                                       STATE           CHART) UNLESS
                        COMPANY                   OF ORGANIZATION        OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED
         NEA Valuebuilder Investor Services of     Massachusetts                       Life Insurance Agency
         Massachusetts, Inc.

         NEA Valuebuilder Investor Services of        Montana                          Life Insurance Agency
         Montana, Inc.

         NEA Valuebuilder Investor Services of         Nevada                          Life Insurance Agency
         Nevada, Inc.

         NEA Valuebuilder Investor Services of          Ohio                           Life Insurance Agency
         Ohio, Inc.

         NEA Valuebuilder Investor Services of        Oklahoma                         Life Insurance Agency
         Oklahoma, Inc.

         NEA Valuebuilder Investor Services of         Texas                           Life Insurance Agency
         Texas, Inc.

         NEA Valuebuilder Investor Services of        Wyoming                          Life Insurance Agency
         Wyoming

         NEA Valuebuilder Investor Services,          Delaware                         Life Insurance Agency
         Inc.

         NEA Valuebuilder Services Insurance       Massachusetts                       Life Insurance Agency
         Agency, Inc.

         Neckura General Insurance Company            Germany                          Insurance Company

         Neckura Holding Company                      Germany                          Administrative Service for Neckura Insurance
                                                                                       Group

         Neckura Insurance Company                    Germany                          Insurance Company

         Neckura Life Insurance Company               Germany                          Life Insurance Company

         NWE, Inc.                                      Ohio                           Special Investments

         PEBSCO of Massachusetts Insurance         Massachusetts                       Markets and Administers Deferred Compensation
         Agency, Inc.                                                                  Plans for Public Employees

         PEBSCO of Texas, Inc.                         Texas                           Markets and Administers Deferred Compensation
                                                                                       Plans for Public Employees

         Pension Associates of Wausau, Inc.          Wisconsin                         Pension plan administration, record keeping
                                                                                       and consulting and compensation consulting

         Public Employees Benefit Services            Delaware                         Marketing and Administration of Deferred
         corporation                                                                   Employee Compensation Plans for Public
                                                                                       Employees

         Public Employees Benefit Services            Alabama                          Markets and Administers Deferred Compensation
         Corporation of Alabama                                                        Plans for Public Employees

         Public Employees Benefit Services            Arkansas                         Markets and Administers Deferred Compensation
         Corporation of Arkansas                                                       Plans for Public Employees

         Public Employees Benefit Services            Montana                          Markets and Administers Deferred Compensation
         Corporation of Montana                                                        Plans for Public Employees

         Public Employees Benefit Services           New Mexico                        Markets and Administers Deferred Compensation
         Corporation of New Mexico                                                     Plans for Public Employees


                                   122 of 131

                                                                        NO. VOTING
                                                                        SECURITIES
                                                                       (SEE ATTACHED
                                                       STATE           CHART) UNLESS
                        COMPANY                   OF ORGANIZATION        OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED
         Scottsdale Indemnity Company                   Ohio                           Insurance Company

         Scottsdale Insurance Company                   Ohio                           Insurance Company

         SVM Sales GmbH, Neckura Insurance            Germany                          Sales support for Neckura Insurance Group
         Group

         Wausau Business Insurance Company            Illinois                         Insurance Company

         Wausau General Insurance Company             Illinois                         Insurance Company

         Wausau Insurance Company (U.K.)           United Kingdom                      Insurance and Reinsurance Company
         Limited

         Wausau International Underwriters           California                        Special Risks, Excess and Surplus Lines
                                                                                       Insurance Underwriting Manager

     **  Wausau Preferred Health Insurance           Wisconsin                         Insurance and Reinsurance Company
         Company

         Wausau Service Corporation                  Wisconsin                         Holding Company

         Wausau Underwriters Insurance Company       Wisconsin                         Insurance Company

     **  West Coast Life Insurance Company           California                        Life Insurance Company

                                   123 of 131

                                                                        NO. VOTING SECURITIES
                                                                         (SEE ATTACHED CHART)
                                                       STATE               UNLESS OTHERWISE
                        COMPANY                   OF ORGANIZATION              INDICATED                    PRINCIPAL BUSINESS
      *  MFS Variable Account                           Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account

      *  NACo Variable Account                          Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account

      *  Nationwide DC Variable                         Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account

      *  Separate Account No. 1                         Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account

      *  Nationwide Multi-Flex Variable Account         Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account

      *  Nationwide VA Separate Account-A               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                     Separate Account

      *  Nationwide VA Separate Account-B               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                     Separate Account

         Nationwide VA Separate Account-C               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                     Separate Account

      *  Nationwide VA Separate Account-Q               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                     Separate Account

      *  Nationwide Variable Account                    Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account

      *  Nationwide Variable Account-II                 Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account

      *  Nationwide Variable Account-3                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account

      *  Nationwide Variable Account-4                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account

      *  Nationwide Variable Account-5                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account

      *  Nationwide Fidelity Advisor Variable           Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
         Account                                                     Account

      *  Nationwide Variable Account-6                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account

      *  Nationwide Variable Account-8                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account

      *  Nationwide VL Separate                         Ohio         Nationwide Life and Annuity     Issuer of Life Insurance
         Account-A                                                   Separate Account                Contracts

      *  Nationwide VL Separate                         Ohio         Nationwide Life and Annuity     Issuer of Life Insurance
         Account-B                                                   Separate Account                Contracts

      *  Nationwide VLI Separate Account                Ohio         Nationwide Life Separate        Issuer of Life Insurance
                                                                     Account                         Contracts

      *  Nationwide VLI Separate Account-2              Ohio         Nationwide Life Separate        Issuer of Life Insurance
                                                                     Account                         Contracts

      *  Nationwide VLI Separate Account-3              Ohio         Nationwide Life Separate        Issuer of Life Insurance
                                                                     Account                         Contracts

                                   124 of 131

                                                 NATIONWIDE INSURANCE ENTERPRISE                                        (left side}
 ______________________
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|     MEMBERSHIP       |
|     NONPROFIT        |
|    CORPORATION       |
|______________________|
 ________________________________________________________________________________________________
|                               EMPLOYERS INSURANCE OF WAUSAU                                    |
|                                    A MUTUAL COMPANY                                            |
|                                      (EMPLOYERS)                                               |_________________________________
|                         Contribution Note          Cost                                        |_________________________________
|                         -----------------          ----                                        |
|                         Casualty                   $400,000,000                                |
|________________________________________________________________________________________________|
                 |                                    |
    _____________|_________________      _____________|__________________       _____________________       __________________
   |      WAUSAU INSURANCE CO.     |    |        WAUSAU SERVICE          |     |                     |     |                  |
   |        (U.K.) LIMITED         |    |      CORPORATION (WSC)         |     |                     |     |                  |
   |                               |    |                                |     |  NATIONWIDE  LLOYDS |     |    COMPANIES     |
   |  Common Stock:   8,506,800    |    |   Common Stock:   1,000        |     |                     |     |                  |
   |  -------------   Shares       |    |   -------------   Shares       |_____|                     |_____|    AGENCY OF     |
   |                               |    |                                |_____|                     |_____|                  |
   |                  Cost         |    |                   Cost         |     |                     |     |    TEXAS, INC.   |
   |                  ----         |    |                   ----         |     |    A TEXAS LLOYDS   |     |                  |
   |  Employers--                  |    |   Employers--                  |     |                     |     |                  |
   |  100%            $15,683,300  |    |   100%            $106,763,000 |     |                     |     |                  |
   |_______________________________|    |________________________________|     |_____________________|     |__________________|
                                                        |
                                                        |     ______________________________
                                                        |    |        WAUSAU BUSINESS       |
                                                        |    |       INSURANCE COMPANY      |
                                                        |    |                              |
                                                        |    |  Common Stock:  10,900,000   |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 -----        |
                                                        |    |  WSC-100%       $21,800,000  |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       WAUSAU UNDERWRITERS    |
                                                        |    |       INSURANCE COMPANY      |
                                                        |    |                              |
                                                        |    |  Common Stock:  8,750        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                  Cost        |
                                                        |    |                  ----        |
                                                        |    |  WSC-100%        $44,560,006 |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       GREATER LA CROSSE      |
                                                        |    |       HEALTH PLANS, INC.     |
                                                        |    |                              |
                                                        |    |  Common Stock:  3,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-33.3%      $861,761     |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF ALABAMA, INC.       |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $100         |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |











                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF KENTUCKY, INC.      |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  ------------   Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |     OF PENNSYLVANIA, INC.    |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $100         |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |     OF MASSACHUSETTS, INC.   |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF NEW YORK, INC.      |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF PHOENIX, INC.       |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |         OF IDAHO, INC.       |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |     COUNTRYWIDE SERVICES     |
                                                        |    |          CORPORATION         |
                                                        |    |                              |
                                                        |    |  Common Stock:  100          |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $145,852     |
                                                        |    |______________________________|
                                                        |










                                                        |
                                                        |     ______________________________
                                                        |    |         WAUSAU GENERAL       |
                                                        |    |       INSURANCE COMPANY      |
                                                        |    |                              |
                                                        |    |  Common Stock:  200,000      |
                                                        |____|  ------------   Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $31,000,000  |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |     WAUSAU INTERNATIONAL     |
                                                        |    |         UNDERWRITERS         |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $10,000      |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |      INSURANCE SERVICES      |
                                                        |    |        OF CALIFORNIA         |
                                                        |    |                              |
                                                        |____|  Common Stock:  1,000        |
                                                        |    |  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |        AMERICAN MARINE       |
                                                        |    |       UNDERWRITERS, INC.     |
                                                        |    |                              |
                                                        |    |  Common Stock:  20           |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $248,222     |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF ILLINOIS, INC.      |
                                                        |    |                              |
                                                        |    |  Common Stock:  250          |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $2,500       |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________      _____________________________
                                                        |    |    COMPANIES AGENCY, INC.    |    |     PENSION ASSOCIATES      |
                                                        |    |                              |    |       OF WAUSAU, INC.       |
                                                        |    |                              |    |                             |
                                                        |    |  Common Stock:  100          |    |  Common Stock:  1,000       |
                                                        |____|  -------------  Shares       |____|  -------------  Shares      |
                                                             |                              |    |                             |
                                                             |                 Cost         |    |  Companies        Cost      |
                                                             |                 ----         |    |  Agency, Inc.     ----      |
                                                             |  WSC-100%       $10,000      |    |  (Wisconsin) --   $10,000   |
                                                             |______________________________|    |  100%                       |
                                                                                                 |_____________________________|

                                                  NATIONWIDE INSURANCE ENTERPRISE                                (right side)
                                                                                            _________________________________
                                                                                           |                                 |
                                                                                           |       NATIONWIDE INSURANCE      |
                                                                                           |      ENTERPRISE FOUNDATION      |
                                                                                           |                                 |
                                                                                           |            MEMBERSHIP           |
                                                                                           |            NONPROFIT            |
                                                                                           |           CORPORATION           |
                                                                                           |_________________________________|

    _________________________________________                                               ___________________________
   |                                         |                                             |                           |
___|           NATIONWIDE MUTUAL             |_____________________________________________|     NATIONWIDE MUTUAL     |
___|           INSURANCE COMPANY             |_____________________________________________|  FIRE INSURANCE COMPANY   |
   |              (CASUALTY)                 |                                             |          (FIRE)           |
   |_________________________________________|                                             |___________________________|
                  |                 ||  |________________________________________________________________        |
                  |                 ||  |                                                                |       |
    ______________|_______________  ||  |    _____________________________                  _____________|_______|______________
   |                              | ||  |   |                             |                |                                    |
   |      ALLNATIONS, INC.        | ||  |   |      NATIONWIDE GENERAL     |                |            NATIONWIDE              |
   |                              | ||  |   |      INSURANCE COMPANY      |                |            CORPORATION             |
   | Common Stock:  2,936         | ||  |   |                             |                |                                    |
   | -------------  Shares        | ||  |   | Common Stock: 20,000 Shares |                | Common Stock:           Control    |
   |                   Cost       | ||  |___| -------------               |                | -------------           -------    |
   |                   ----       | ||  |   |                             |                | $13,642,432             100%       |
   | Casualty-26%     $88,320     | ||  |   |                Cost         |                |                                    |
   | Fire-26%         $88,463     | ||  |   |                ----         |                |          Shares      Cost          |
   | Preferred Stock: 1,466 Shares| ||  |   | Casualty-100%    $5,944,422 |                |          -----       ----          |
   | ----------------             | ||  |   |_____________________________|                |  Casualty  12,992,922 $751,352,485 |
   |                  Cost        | ||  |                                                  |  Fire         649,510   24,007,936 |
   |                  ----        | ||  |                                                  |                                    |
   | Casualty-6.8%    $100,000    | ||  |                                                  |           (See Page 2)             |
   | Fire-6.8%        $100,000    | ||  |                                                  |____________________________________|
   |______________________________| ||  |
                                    ||  |
    _________________________       ||  |    _____________________________
   |                         |      ||  |   |                             |
   |      FARMLAND MUTUAL    |      ||  |   |     NATIONWIDE PROPERTY     |
   |     INSURANCE COMPANY   |      ||  |   |        AND CASUALTY         |
   |                         |      ||  |   |      INSURANCE COMPANY      |
   | Guaranty Fund           |______||  |   |                             |
   | -------------           |_______|  |   | Common Stock: 60,000 Shares |
   | Certificate             |          |   | -------------               |
   | -----------             |          |   |                   Cost      |
   |                         |          |   |                   ----      |
   |                Cost     |          |   | Casualty-100%    $6,000,000 |
   |                ----     |          |   |_____________________________|
   | Casualty       $500,000 |          |
   |_________________________|          |    _____________________________
                   |                    |   |                             |
                   |                    |   |      COLONIAL INSURANCE     |
    _______________|___________         |   |    COMPANY OF CALIFORNIA    |
   |          F & B, INC.      |        |   |         (COLONIAL)          |
   |                           |        |   |                             |
   | Common Stock:    1 Share  |        |___| Common Stock: 1,750 Shares  |
   | -------------             |        |   | -------------               |
   |                           |        |   |                 Cost        |
   |                   Cost    |        |   |                 ----        |
   |                   ----    |        |   | Casualty-100%   $11,750,000 |
   | Farmland Mutual-  $10     |        |   |_____________________________|
   | 100%                      |        |
   |___________________________|        |    _____________________________        __________________________
        ____________________________    |   |                             |      |                          |
       |                            |   |   |         SCOTTSDALE          |      |    NATIONAL PREMIUM &    |
       |   NATIONWIDE AGRIBUSINESS  |   |   |     INSURANCE COMPANY       |      |  BENEFIT ADMINISTRATION  |
       |     INSURANCE COMPANY      |   |   |                             |      |         COMPANY          |
       |                            |   |   | Common Stock: 30,136 Shares |      |                          |
       | Common Stock:  1,000,000   |___|___| -------------               |______| Common Stock: 10,000     |
       | -------------  Shares      |   |   |                             |      | ------------  Shares     |
       |                            |   |   |                Cost         |      |                          |
       |                            |   |   |                ----         |      |                   Cost   |
       |                            |   |   | Casualty-100%  $150,000,000 |      |                   ----   |
       | Casualty-99.9% $26,714,335 |   |   |_____________________________|      | Scottsdale-100%  $10,000 |
       |                            |   |                                        |__________________________|
       | Other Capital:             |   |
       | --------------             |   |
       | Casualty-Ptd.  $   713,567 |   |
       |____________________________|   |
                                        |




















                                        |
                                        |
                                        |
                                        |    _____________________________                       ______________________________
                                        |   |      NECKURA HOLDING        |                     |           NECKURA            |
                                        |   |     COMPANY (NECKURA)       |                     |      INSURANCE COMPANY       |
                                        |   |                             |                     |                              |
                                        |   | Common Stock: 10,000 Shares |                     | Common Stock: 6,000 Shares   |
                                        |___| -------------               |_____________________| -------------                |
                                        |   |                             |               |     |                              |
                                        |   |                 Cost        |               |     |               Cost           |
                                        |   |                 ---         |               |     |               ----           |
                                        |   | Casualty-100%   $87,943,140 |               |     | Neckura-100%  DM 6,000,000   |
                                        |   |_____________________________|               |     |______________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |        NECKURA LIFE         |
                                        |                                                 |     |      INSURANCE COMPANY      |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 4,000 Shares  |
                                        |                                                 |_____| -------------               |
                                        |                                                 |     |                             |
                                        |                                                 |     |                  Cost       |
                                        |                                                 |     |                  ----       |
                                        |                                                 |     | Neckura-100%  DM 15,825,681 |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |      NECKURA GENERAL        |
                                        |                                                 |     |     INSURANCE COMPANY       |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 1,500 Shares  |
                                        |                                                 |_____| ------------                |
                                        |                                                 |     |                             |
                                        |                                                 |     |               Cost          |
                                        |                                                 |     |               ----          |
                                        |                                                 |     | Neckura-100%  DM 1,656,925  |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |      COLUMBUS INSURANCE     |
                                        |                                                 |     |    BROKERAGE AND SERVICE    |
                                        |                                                 |     |            GmbH             |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 1 Share       |
                                        |                                                 |_____| -------------               |
                                        |                                                 |     |                             |
                                        |                                                 |     |                Cost         |
                                        |                                                 |     |                -----        |
                                        |                                                 |     |  Neckura-100%   DM 51,639   |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |        AUTO DIREKT          |
                                        |                                                 |     |     INSURANCE COMPANY       |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 1,500 Shares  |
                                        |                                                 |     | -------------               |
                                        |                                                 |_____|                             |
                                        |                                                 |     |               Cost          |
                                        |                                                 |     |               ----          |
                                        |                                                 |     | Neckura-100%  DM 1,643,149  |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |    _____________________________                |      ____________________________
                                        |   |          NATIONWIDE         |               |     |         SVM SALES          |
                                        |   |    DEVELOPMENT COMPANY      |               |     |           GmbH             |
                                        |   |                             |               |     |                            |
                                        |   | Common Stock: 99,000 Shares |               |     | Common Stock: 50 Shares    |
                                        |   | -------------               |               |_____| -------------              |
                                        |   |                             |                     |                            |
                                        |___|                Cost         |                     |              Cost          |
                                        |   |                ---          |                     |              ----          |
                                        |   | Casualty-100%  $15,100,000  |                     | Neckura-100%  DM 50,000    |
                                        |   | Other Capital:              |                     |____________________________|
                                        |   | --------------              |
                                        |   | Casualty-Ptd.  $ 2,796,100  |
                                        |   |_____________________________|
                                        |
                                        |


















                                        |    _____________________________
                                        |   |          SCOTTSDALE         |
                                        |   |      INDEMNITY COMPANY      |
                                        |   |                             |
                                        |___| Common Stock: 50,000 Shares |
                                        |   | -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $8,800,000   |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________
                                        |   |         NATIONWIDE          |
                                        |   |     INDEMNITY COMPANY       |
                                        |   |                             |
                                        |   | Common Stock: 28,000 Shares |
                                        |___| -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $294,529,000 |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________        __________________________
                                        |   |          LONE STAR          |      |   COLONIAL COUNTY MUTUAL |
                                        |   |     GENERAL AGENCY, INC.    |      |     INSURANCE COMPANY    |
                                        |   |                             |      |                          |
                                        |   | Common Stock:  1,000 Shares |______| Surplus Debentures:      |
                                        |___| -------------               |______| -------------------      |
                                        |   |                             |      |                          |
                                        |   |                Cost         |      |          Cost            |
                                        |   |                ----         |      |          ----            |
                                        |   | Casualty-100%  $5,000,000   |      | Colonial $500,000        |
                                        |   |_____________________________|      | Lone Star 150,000        |
                                        |                                        |__________________________|
                                        |
                                        |    _____________________________
                                        |   |         NATIONWIDE          |
                                        |   |      COMMUNITY URBAN        |
                                        |   |       REDEVELOPMENT         |
                                        |   |        CORPORATION          |
                                        |   |                             |
                                        |   | Common Stock: 10 Shares     |
                                        |___| -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $1,000       |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________
                                        |   |         INSURANCE           |
                                        |   |    INTERMEDIARIES, INC.     |
                                        |   |                             |
                                        |   | Common Stock: 1,615 Shares  |
                                        |___| -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $1,615,000   |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________
                                        |   |      NATIONWIDE CASH        |
                                        |   |    MANAGEMENT COMPANY       |
                                        |   |                             |
                                        |   | Common Stock: 100 Shares    |
                                        |   | -------------               |
                                        |___|                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-90%   $9,000       |
                                        |   | NW Fin Serv-    1,000       |
                                        |   | 10%                         |
                                        |   |_____________________________|
                                        |
                                        |
                                        |    _____________________________
                                        |   |       CALIFORNIA CASH       |
                                        |   |     MANAGEMENT COMPANY      |
                                        |   |                             |
                                        |   | Common Stock:  90 Shares    |
                                        |___| -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $9,000       |
                                        |   |_____________________________|
                                        |












                                        |
                                        |    _____________________________       __________________________
                                        |   |          NATIONWIDE         |     |       THE BEAK AND       |
                                        |   |     COMMUNICATIONS, INC.    |     |     WIRE CORPORATION     |
                                        |   |                             |     |                          |
                                        |   | Common Stock: 14,750 Shares |     | Common Stock: 750 Shares |
                                        |___| -------------               |_____| -------------            |
                                            |                             |     |                          |
                                            |                Cost         |     |           Cost           |
                                            |                ----         |     |           ----           |
                                            | Casualty-100%  $11,510,000  |     | NW Comm-  $531,000       |
                                            |                             |     | 100%                     |
                                            | Other Capital:              |     |__________________________|
                                            | --------------              |
                                            | Casualty-Ptd.     1,000,000 |
                                            |_____________________________|


                                                                                          Subsidiary Companies     - Solid Line
                                                                                          Contractual Association  - Double Line

                                                                                                          December 31, 1995


                                   125 of 131

                                              NATIONWIDE INSURANCE ENTERPRISE                                           (left side)
                                           _______________________________________
                                          |                                       |
                                          |          EMPLOYERS INSURANCE          |___________________________________________
                                          |              OF WAUSAU                |___________________________________________
                                          |           A MUTUAL COMPANY            |
                                          |_______________________________________|













                                                                                                        __________________________
                                                                                                       |
                                                                                           ____________|_________________
                                                                                          |   NATIONWIDE LIFE INSURANCE  |
                                                                                          |      COMPANY (NW LIFE)       |
                                                                                          |Common Stock: 3,814,779 Shares|
                                                                                          | -------------                |
                                                                                          |                              |
                                                                                          | NW Corp.-    Cost            |
                                                                                          | 100%         ----            |
                                                                                          |              $950,226,915    |
                                                                                          |______________________________|
                     _________________________________________________________________________________|
        ____________|_____________               ___________|_______________       |        ______________________________
       |        NATIONWIDE        |             |     NATIONAL CASUALTY     |      |       |      NATIONWIDE LIFE AND     |
       | FINANCIAL SERVICES, INC. |             |       COMPANY (NC)        |      |       |   ANNUITY INSURANCE COMPANY  |
       |     (NW FIN. SERV.)      |             | Common Stock: 100 Shares  |      |       |                              |
 ______|Common Stock: 7,676 Shares|             | -------------             |      |       | Common Stock: 66,000 Shares  |
 | ____|-------------             |             |                           |      |_______| -------------                |
 | |   |               Cost       |             |               Cost        |      |       | NW Life-       Cost          |
 | |   |               ----       |             |               ----        |      |       | 100%           ----          |
 | |   | NW Life-100% $5,996,261  |             | NW Life-100%  $66,132,811 |      |       |               $58,070,003    |
 | |   |__________________________|             |___________________________|      |       |______________________________|
 | |    __________________________               ___________|_______________       |        ________________________________
 | |   |         NATIONWIDE       |             |                           |      |       |        WEST COAST LIFE         |
 | |   |  INVESTOR SERVICES, INC. |             |                           |      |       |       INSURANCE COMPANY        |
 | |   |  Common Stock: 5 Shares  |             |   NCC OF AMERICA, INC.    |      |       | Common Stock:  1,000,000 Shares|
 | |___|  -------------           |             |         (INACTIVE)        |      |_______| -------------                  |
 | |   |  NW Fin. Serv.-100%      |             |                           |      |       |                                |
 | |   |                  Cost    |             |          NC-100%          |      |       |                     Cost       |
 | |   |                  ----    |             |                           |      |       |                     ----       |
 | |   |                  $5,000  |             |                           |      |       | NW Life-100%    $133,809,265   |
 | |   |__________________________|             |___________________________|      |       |________________________________|
 | |    __________________________               ______________________________    |        ____________________________
 | |   |        NATIONWIDE        |            | EMPLOYERS LIFE INSURANCE CO. |    |       |   NATIONWIDE PROPERTY     |
 | |   |        INVESTING         |            |     OF WAUSAU (ELIOW)        |    |       |    MANAGEMENT, INC.       |
 | |   |        FOUNDATION        |            |                              |    |       | Common Stock: 59 Shares   |
 | |___|                          |      ______| Common Stock: 250,000 Shares |____|_______| ------------              |
 |  ___|                          |      |     | -------------  Cost          |    |       |                 Cost      |
 | |   |                          |      |     |                ----          |    |       |                 ----      |
 | |   |                          |      |     | NW Life-100%   $155,000,000  |    |       |  NW Life-100%  $1,907,896 |
 | |   |   COMMON LAW TRUST       |      |     |______________________________|    |       |__________________________ |
 | |   |__________________________|      |                                         |                  |
 | |                                     |       _____________________________     |        __________|_______________
 | |    __________________________       |      |       WAUSAU PREFERRED      |    |       |   MRM INVESTMENTS, INC.   |
 | |   |        NATIONWIDE        |      |      |     HEALTH INSURANCE CO.    |    |       |                           |
 | |   |        INVESTING         |      |      |                             |    |       | Common Stock: 1 Share     |
 | |___|        FOUNDATION II     |      |______| Common Stock: 200 Shares    |    |       | ------------              |
 |  ___|                          |      |      | -------------               |    |       |                           |
 | |   |                          |      |      |                  Cost       |    |       |                 Cost      |
 | |   |                          |      |      |                  ----       |    |       |  Nat. Prop.     ----      |
 | |   |    COMMON LAW TRUST      |      |      |  ELIOW -- 100%  $57,413,193 |    |       |  Mgmt.-100%    $550,000   |
 | |   |__________________________|      |      |_____________________________|    |       |___________________________|
 | |                                     |                                         |
 | |                                     |       _____________________________     |       ___________________________
 | |    __________________________       |      |    KEY HEALTH PLAN, INC.    |    |      |          NWE, INC.        |
 | |   |       NATIONWIDE         |      |      |                             |    |      |                           |
 | |   |    SEPARATE ACCOUNT      |      |______| Common Stock:  1,000 Shares |    |______| Common Stock: 100 Shares  |
 | |   |          TRUST           |             | -------------               |           | ------------              |
 | |___|                          |             |                  Cost       |           |                 Cost      |
 |  ___|                          |             |                  ----       |           |                 ----      |
 | |   |    COMMON LAW TRUST      |             | ELIOW-80%        $2,700,000 |           |  NW Life-100% $35,971,375 |
 | |   |                          |             |_____________________________|           |___________________________|
 | |   |__________________________|
 | |
 | |    __________________________
 | |   |    FINANCIAL HORIZONS    |
 | |   |    INVESTMENT TRUST      |
 | |___|                          |
 |_____|                          |
       |    COMMON LAW TRUST      |
       |__________________________|

                                              NATIONWIDE INSURANCE ENTERPRISE                                           (middle)

                                 _______________________________________
                                |                                       |
________________________________|          NATIONWIDE MUTUAL            |___________________________________________________________
________________________________|          INSURANCE COMPANY            |___________________________________________________________
                                |              (CASUALTY)               |
                                |_______________________________________|
                                                    |               _______________________________________________________________
                                  __________________|______________|___
                                 |  NATIONWIDE CORPORATION (NW Corp)   |
                                 | Common Stock:     Control:          |
                                 | -------------     -------           |
                                 |  13,642,432         100%            |
                                 |                                     |
                                 |           Shares       Cost         |
                                 |           ------       ----         |
                                 | Casualty   12,992,922  $751,352,485 |
                                 | Fire          649,510    24,007,936 |
                                 |_____________________________________|
                                                    |
____________________________________________________|______________________________________________________________________________
                   |                                                    |                                          |
        ___________|_________________                      _____________|_____________                 ____________|______________
       | PUBLIC EMPLOYEES BENEFIT     |                   |      GATES, McDONALD      |               |    NATIONWIDE FINANCIAL   |
       |SERVICES CORPORATION (PEBSCO) |                   |      & COMPANY (GATES)    |               |  INSTITUTION DISTRIBUTORS |
 ______| Common Stock: 236,494 Shares |                   | Common Stock: 254 Shares  |               |      AGENCY, INC. (NFIDAI)|
|  ____| -------------                |                   | -------------             |___       _____| Common Stock: 1,000 Shares|
| |    |               Cost           |                   |                           |   |     |  ___| -------------             |
| |    | NW Corp.-     ----           |                   |               Cost        |   |     | |   |               Cost        |
| |    | 100%          $ 7,830,936    |                   |               ----        |   |     | |   | NW Corp.      ----        |
| |    |______________________________|                   | NW Corp.-     $25,683,532 |   |     | |   | 100%          $19,501,000 |
| |                                                       | 100%                      |   |     | |   |___________________________|
| |                                                       |___________________________|   |     | |
| |                                                                                       |     | |
| |                                                        ___________________________    |     | |
| |     ____________________________                      |  GATES, McDONALD & COMPANY|   |     | |    ___________________________
| |    |     PEBSCO SECURITIES      |                     |     OF NEW YORK, INC.     |   |     | |   |    FINANCIAL HORIZONS     |
| |    |           CORP.            |                     | Common Stock: 3 Shares    |   |     | |   |     DISTRIBUTORS AGY.     |
| |____| Common Stock: 5,000 Shares |                     | -------------             |___|     | |   |      OF ALABAMA, INC.     |
| |    | -------------              |                     |                           |   |     | |___|Common Stock: 10,000 Shares|
| |    |                  Cost      |                     |                Cost       |   |     | |   |-----------                |
| |    |                  ----      |                     |                ----       |   |     | |   |               Cost        |
| |    |     PEBSCO-100%  $25,000   |                     | Gates-100%     $106,947   |   |     | |   |               ----        |
| |    |____________________________|                     |                           |   |     | |   | NFIDAI-100%    $100       |
| |                                                       |___________________________|   |     | |   |___________________________|
| |                                                                                       |     | |
| |                                                                                       |     | |
| |                                                        ___________________________    |     | |
| |     ____________________________                      |  GATES, McDONALD & COMPANY|   |     | |
| |    |          PEBSCO OF         |                     |         OF NEVADA         |   |     | |    ___________________________
| |    |           ALABAMA          |                     |                           |   |     | |   |    LANDMARK FINANCIAL     |
| |    |Common Stock: 100,000 Shares|                     |   Common Stock: 40 Shares |___|     | |   |        SERVICES OF        |
| |____|-------------               |                     |                           |         | |   |       NEW YORK, INC.      |
| |    |                   Cost     |                     |   Gates-100%    Cost      |         | |___|Common Stock: 10,000 Shares|
| |    |                   ----     |                     |                 ----      |         | |   |-------------              |
| |    |  PEBSCO-100%      $1,000   |                     |                 $93,750   |         | |   |               Cost        |
| |    |____________________________|                     |___________________________|         | |   |               ----        |
| |                                                                                             | |   | NFIDAI-100%    $10,100    |
| |                                                                                             | |   |___________________________|
| |                                                                                             | |
| |                                                                                             | |
| |     ____________________________                                                            | |
| |    |         PEBSCO OF          |                                                           | |
| |    |         ARKANSAS           |                                                           | |    ___________________________
| |    | Common Stock: 50,000 Shares|                                                           | |   |    FINANCIAL HORIZONS     |
| |____| -------------              |                                                           | |   |      SECURITIES CORP.     |
| |    |                  Cost      |                           ________________________________|_|___|Common Stock: 10,000 Shares|
| |    |                  ----      |                          |  AFFILIATE AGENCY, INC.   |    | |   |-------------              |
| |    | PEBSCO-100%      $500      |                          |                           |    | |   |               Cost        |
| |    |____________________________|                          |  Common Stock: 100 Shares |    | |   |               ----        |
| |                                                            |                           |    | |   | NFIDAI-100%   $153,000    |
| |                                                            |   NFIDAI-100%   Cost      |    | |   |___________________________|
| |                                                            |                 ----      |    | |
| |     ___________________________                            |                 $100      |    | |
| |    | PEBSCO OF MASSACHUSETTS   |                           |___________________________|    | |
| |    |  INSURANCE AGENCY, INC.   |                                                            | |    ___________________________
| |____| Common Stock: 1,000 Shares|                                                            | |   |                           |
| |    | -------------             |                                                            | |   |     FINANCIAL HORIZONS    |
| |    |                   Cost    |                                                            | |___|        DISTRIBUTORS       |
| |    |                   ----    |                                                            |  ___|       AGENCY OF OHIO,     |
| |    | PEBSCO-100%      $1,000   |                                                            | |   |            INC.           |
| |    |___________________________|                                                            | |   |___________________________|
| |                                                                                             | |
| |                                                                                             | |












| |                                                                                             | |
| |     ___________________________                                                             | |    ___________________________
| |    |         PEBSCO OF         |                                                            | |   |                           |
| |    |         MONTANA           |                                                            | |___|     FINANCIAL HORIZONS    |
| |____| Common Stock: 500 Shares  |                                                            |  ___|    DISTRIBUTORS AGENCY    |
| |    | -------------             |                                                            | |   |     OF OKLAHOMA, INC.     |
| |    |                  Cost     |                                                            | |   |___________________________|
| |    |                  ----     |                                                            | |
| |    | PEBSCO-100%      $500     |                                                            | |
| |    |___________________________|                                                            | |
| |                                                                                             | |
| |     ___________________________                                                             | |
| |    |         PEBSCO OF         |                                                            | |    ___________________________
| |    |         NEW MEXICO        |                                                            | |   |                           |
| |    |                           |                                                            | |___|    FINANCIAL HORIZONS     |
| |____|Common Stock: 1,000 Shares |                                                            |  ___|    DISTRIBUTORS AGENCY    |
| |    |-------------              |                                                            | |   |       OF TEXAS, INC.      |
| |    |                   Cost    |                                                            | |   |___________________________|
| |    |                   -----   |                                                            | |
| |    | PEBSCO-100%      $1,000   |                                                            | |
| |    |___________________________|                                                            | |    ___________________________
| |                                                                                             | |   |                           |
| |     ___________________________                                                             | |___|         AFFILIATE         |
| |____|                           |                                                            |_____|         AGENCY OF         |
|______|         PEBSCO OF         |                                                                  |         OHIO, INC.        |
       |        TEXAS, INC.        |                                                                  |                           |
       |___________________________|                                                                  |___________________________|



                                              NATIONWIDE INSURANCE ENTERPRISE                                           (right side)
                       _______________________________________
                      |                                       |
______________________|          NATIONWIDE MUTUAL            |
______________________|        FIRE INSURANCE COMPANY         |
                      |               (FIRE)                  |
                      |_______________________________________|
________________________________________|











____________________________________________________________________
                        |                        |                  |
           _____________|_____________           |      ____________|______________
          |      NEA VALUEBUILDER     |          |     |    NATIONWIDE HMO, INC.   |
          |  INVESTOR SERVICES, INC.  |          |     |         (NW HMO)          |
          |           (NEA)           |          |     | Common Stock: 100 Shares  |
   _______| Common Stock: 500 Shares  |          |_____| ------------              |
  |  _____| -------------             |          |     |               Cost        |
  | |     |               Cost        |          |     |               ----        |
  | |     | NW Corp.-     ----        |          |     | NW Corp.-                 |
  | |     | 100%          $5,000      |          |     | 100%          $14,603,732 |
  | |     |___________________________|          |     |___________________________|
  | |                                            |
  | |      ___________________________           |      ___________________________
  | |     |      NEA VALUEBUILDER     |          |     |    INHEALTH MANAGEMENT    |
  | |     |     INVESTOR SERVICES     |          |     |       SYSTEMS, INC.       |
  | |_____|      OF ALABAMA, INC.     |          |     | Common Stock: 100 Shares  |
  | |     | Common Stock: 500 Shares  |          |_____| -------------             |
  | |     | -------------             |          |     |                           |
  | |     |               Cost        |          |     |               Cost        |
  | |     |               ----        |          |     | NW HMO        ----        |
  | |     | NEA-100%      $5,000      |          |     | INC.-100%   $25,149       |
  | |     |___________________________|          |     |___________________________|
  | |                                            |
  | |      ___________________________           |      ___________________________
  | |     |      NEA VALUEBUILDER     |          |     |         INHEALTH          |
  | |     |     INVESTOR SERVICES     |          |     |        AGENCY, INC.       |
  | |     |      OF MONTANA, INC.     |          |     | Common Stock: 100 Shares  |
  | |_____| Common Stock: 500 Shares  |          |_____| -------------             |
  | |     | -------------             |                |               Cost        |
  | |     |               Cost        |                | NW HMO        ----        |
  | |     |               -----       |                | INC.-99%   $116,077       |
  | |     | NEA-100%      $500        |                |___________________________|
  | |     |___________________________|
  | |
  | |      ___________________________
  | |     |      NEA VALUEBUILDER     |
  | |     |     INVESTOR SERVICES     |
  | |_____|       OF NEVADA, INC.     |
  | |     | Common Stock:  500 Shares |
  | |     | -------------  Cost       |
  | |     |                ----       |
  | |     | NEA-100%       $500       |
  | |     |___________________________|
  | |
  | |      ___________________________
  | |     |      NEA VALUEBUILDER     |
  | |     |     INVESTOR SERVICES     |
  | |_____|        OF OHIO, INC.      |
  | |     | Common Stock:  100 Shares |
  | |     | -------------  Cost       |
  | |     |                ----       |
  | |     | NEA-91%        $5,000     |
  | |     |___________________________|
  | |
  | |      ___________________________
  | |     |      NEA VALUEBUILDER     |
  | |     |     INVESTOR SERVICES     |
  | |_____|      OF WYOMING, INC.     |
  | |     | Common Stock:  500 Shares |
  | |     | -------------  Cost       |
  | |     |                ----       |
  | |     | NEA-100%       $500       |
  | |     |___________________________|
  | |
  | |      ___________________________
  | |     |                           |
  | |     |      NEA VALUEBUILDER     |
  | |_____|     INVESTOR SERVICES     |
  | |     |       OF TEXAS, INC.      |
  | |     |                           |
  | |     |___________________________|









  | |
  | |      ___________________________
  | |     |                           |
  | |_____|      NEA VALUEBUILDER     |
  |_______|     INVESTOR SERVICES     |
          |      OF OKLAHOMA, INC.    |
          |                           |
          |___________________________|







Subsidiary Companies     --  Solid Line
Contractual Association  --  Double Line

December 31, 1995

                                   126 of 131

Item 27.      NUMBER OF CONTRACT OWNERS

              The number of contract Owners of Qualified and Non-Qualified Contracts as of February 22, 1996 was 200,857 and 85,304 respectively.

Item 28.      INDEMNIFICATION

              Provision is made in the Company's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER


              (a) Nationwide Advisory Services, Inc. ("NAS") acts as general distributor for the Nationwide Multi-Flex Variable Account, Nationwide DC Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, NACo Variable Account and the Nationwide Variable Account, all of which are separate investment accounts of the Company or its affiliates. NAS also acts as principal underwriter for the Nationwide Investing Foundation, Nationwide Separate Account Trust, Financial Horizons Investment Trust, and Nationwide Investing Foundation II, which are open-end management investment companies.

              (b)       NATIONWIDE ADVISORY SERVICES, INC.
                             DIRECTORS AND OFFICERS


                                                POSITIONS AND OFFICES
         NAME AND BUSINESS ADDRESS                 WITH UNDERWRITER

Joseph J. Gasper                                President and Director
One Nationwide Plaza
Columbus, Ohio  43215

D. Richard McFerson                     Chairman of the Board of Directors and
One Nationwide Plaza                                 Chairman and
Columbus, OH  43215                      Chief Executive Officer--Nationwide
                                          Insurance Enterprise and Director

Gordon E. McCutchan                        Executive Vice President-Law and
One Nationwide Plaza                       Corporate Services and Director
Columbus, OH  43215

Robert A. Oakley                           Executive Vice President - Chief
One Nationwide Plaza                        Financial Officer and Director
Columbus, Ohio  43215

                                   127 of 131

         (b)           NATIONWIDE ADVISORY SERVICES, INC.
                             DIRECTORS AND OFFICERS

                                                POSITIONS AND OFFICES
         NAME AND BUSINESS ADDRESS                 WITH UNDERWRITER

Robert J. Woodward                         Executive Vice President - Chief
One Nationwide Plaza                        Investment Officer and Director
Columbus, Ohio 43215

W. Sidney Druen                                 Senior Vice President and
One Nationwide Plaza                               General Counsel and
Columbus, OH  43215                                Assistant Secretary

James F. Laird, Jr.                             Vice President and General
One Nationwide Plaza                                     Manager
Columbus, OH  43215

Peter J. Neckermann                                   Vice President
One Nationwide Plaza
Columbus, OH  43215

Harry S. Schermer                              Vice President - Investments
One Nationwide Plaza
Columbus, OH  43215

Rae I. Mercer                                           Secretary
One Nationwide Plaza
Columbus, OH  43215

William G. Goslee                                       Treasurer
One Nationwide Plaza
Columbus, Ohio  43215

    (c) NAME OF       NET UNDERWRITING         COMPENSATION ON
       PRINCIPAL        DISCOUNTS AND           REDEMPTION OR       BROKERAGE
      UNDERWRITER        COMMISSIONS            ANNUITIZATION      COMMISSIONS         COMPENSATION
      -----------        -----------            -------------      -----------         ------------
       Nationwide           N/A                      N/A               N/A                  N/A
        Advisory
        Services,
          Inc.

                                   128 of 131

Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              Robert O. Cline
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43216

Item 31.      MANAGEMENT SERVICES

              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.


              The Registrant hereby represents that the fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by the Company.


              The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Code is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Code.

                                   129 of 131

                                   Offered by
                        Nationwide Life Insurance Company




                        NATIONWIDE LIFE INSURANCE COMPANY




                        Nationwide Variable Account - II

                  Individual Deferred Variable Annuity Contract




                                   PROSPECTUS




                                   May 1, 1996




                                   130 of 131

                                   SIGNATURES

     As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-II, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 20th day of December, 1996.

                                                NATIONWIDE VARIABLE ACCOUNT-II
                                               ---------------------------------
                                                         (Registrant)

                                               NATIONWIDE LIFE INSURANCE COMPANY
                                               ---------------------------------
                                                          (Depositor)

                                                     By/s/JOSEPH P. RATH
                                               ---------------------------------
                                                         Joseph P. Rath
                                                       Vice President and
                                                    Associate General Counsel

As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 20th day of December, 1996.


              SIGNATURE                                    TITLE
LEWIS J. ALPHIN                                          Director
------------------------------------------
Lewis J. Alphin

KEITH W. ECKEL                                           Director
------------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                         Director
------------------------------------------
Willard J. Engel

FRED C. FINNEY                                           Director
------------------------------------------
Fred C. Finney

CHARLES L. FUELLGRAF, JR.                                Director
------------------------------------------
Charles L. Fuellgraf, Jr.

JOSEPH J. GASPER                                President/Chief Operating Officer and Director
------------------------------------------
Joseph J. Gasper

HENRY S. HOLLOWAY                                    Chairman of the Board and Director
-----------------------------------------
Henry S. Holloway

D. RICHARD MCFERSON                            Chairman and Chief Executive Officer - Nationwide
------------------------------------------             Insurance Enterprise and Director
D. Richard McFerson

DAVID O. MILLER                                          Director
------------------------------------------
David O. Miller

C. RAY NOECKER                                           Director
------------------------------------------
C. Ray Noecker

ROBERT A. OAKLEY                                           Executive Vice President-
------------------------------------------                  Chief Financial Officer
Robert A. Oakley


JAMES F. PATTERSON                                       Director                           By/s/JOSEPH P. RATH
------------------------------------------                                       ------------------------------------------
James F. Patterson                                                                           Joseph P. Rath
                                                                                            Attorney-in-Fact
ARDEN L. SHISLER                                         Director
------------------------------------------
Arden L. Shisler

ROBERT L. STEWART                                        Director
------------------------------------------
Robert L. Stewart


NANCY C. THOMAS                                          Director
------------------------------------------
Nancy C. Thomas

HAROLD W. WEIHL                                          Director
------------------------------------------
Harold W. Weihl


                                   131 of 131

                              POWER OF ATTORNEY


        KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of NATIONWIDE LIFE INSURANCE COMPANY, an Ohio corporation, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933, as amended, various Registration Statements and amendments thereto for the registration under said Act of Individual Deferred Variable Annuity Contracts in connection with the MFS Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-3, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Fidelity Advisor Variable Account, Nationwide Multi-Flex Variable Account and Nationwide Variable Account-8; and the registration of fixed interest rate options subject to a market value adjustment offered under some or all of the aforementioned individual Variable Annuity Contracts in connection with the Nationwide Multiple Maturity Separate Account, and the registration of Group Flexible Fund Retirement Contracts in connection with the Nationwide DC Variable Account, Nationwide DCVA-II, and the NACo Variable Account; and the registration of Group Common Stock Variable Annuity Contracts in connection with Separate Account No. 1; and the registration of variable life insurance policies in connection with the Nationwide VLI Separate Account, Nationwide
VLI Separate Account-2 and Nationwide VLI Separate Account-3 of Nationwide Life Insurance Company, hereby constitutes and appoints D. Richard McFerson, Joseph
J. Gasper, Gordon E. McCutchan, W. Sidney Druen, and Joseph P. Rath, and each of them with power to act without the others, his/her attorney, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to approve, and sign such Registration Statements and any and all amendments thereto, with power to affix the corporate seal of said corporation thereto and to attest said seal and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby granting unto said attorneys, and each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

        IN WITNESS WHEREOF, the undersigned have herewith set their names and seals as of this 9th day of August, 1996.


-------------------------------------    -------------------------------------
Lewis J. Alphin, Director                David O. Miller, Director


-------------------------------------    -------------------------------------
Keith W. Eckel, Director                 C. Ray Noecker, Director


-------------------------------------    -------------------------------------
Willard J. Engel, Director               Robert A. Oakley, Executive Vice
                                         President and Chief Financial Officer

-------------------------------------
Fred C. Finney, Director                 -------------------------------------
                                         James F. Patterson, Director

-------------------------------------
Charles F. Fuellgraf, Jr., Director      -------------------------------------
                                         Arden L. Shisler, Director

-------------------------------------
Joseph J. Gasper, President and Chief    -------------------------------------
Operating Officer and Director           Robert L. Stewart, Director


-------------------------------------    -------------------------------------
Henry S. Holloway, Chairman of the       Nancy C. Thomas, Director
Board, Director

                                         -------------------------------------
-------------------------------------    Harold W. Weihl, Director
D. Richard McFerson, Chairman and
Chief Executive Officer-Nationwide
Insurance Enterprise and Director